Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Face	Market
	Maturity	Amount	Value
Coupon	Date	($000)	($000)

Tax-Exempt Municipal Bonds (99.0%)
Alabama (1.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,028
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	3,000	3,183
Alabama Economic Settlement Authority BP
Settlement Revenue	4.000%	9/15/33	7,500	8,148
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/29	3,200	4,019
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	7,950	9,321
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	10,030	11,182
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	3,706
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,527
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,557
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	7,924
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,652
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,225
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,283
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,520	1,795
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,059
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,228
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,519
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,419
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,337
Birmingham AL GO	5.000%	3/1/32	5,000	5,566
Birmingham AL Special Care Facilities
Financing Authority Revenue (Children's
Hospital of Alabama)	5.000%	6/1/29	2,195	2,577
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/26	1,795	2,187
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/27	1,100	1,369
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/27	3,945	4,909
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/28	1,230	1,560
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/33	4,000	4,824
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/35	5,000	5,964

Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/32	1,150	1,400
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/33	1,500	1,819
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/34	1,825	2,205
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/35	2,155	2,594
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	36,515	39,595
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	25,000	27,930
1 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT, 67% of
1M USD LIBOR + 0.900%	2.510%	12/1/23	16,500	16,280
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	78,110	81,561
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	8,680	9,268
Hoover AL GO	4.000%	7/1/30	2,485	2,847
Huntsville AL Electric System Revenue	5.000%	12/1/26	650	815
Huntsville AL Electric System Revenue	5.000%	12/1/26	300	376
Huntsville AL Electric System Revenue	5.000%	12/1/27	400	506
Huntsville AL Electric System Revenue	5.000%	12/1/27	275	348
Huntsville AL Electric System Revenue	5.000%	12/1/28	500	629
Huntsville AL Electric System Revenue	5.000%	12/1/28	395	497
Huntsville AL Electric System Revenue	5.000%	12/1/29	1,000	1,250
Huntsville AL Electric System Revenue	5.000%	12/1/29	500	625
Huntsville AL Electric System Revenue	5.000%	12/1/31	365	449
Huntsville AL Electric System Revenue	5.000%	12/1/32	1,010	1,236
Huntsville AL Electric System Revenue	5.000%	12/1/33	1,000	1,219
Huntsville AL Electric System Revenue	5.000%	12/1/34	1,880	2,281
Huntsville AL Electric System Revenue	5.000%	12/1/35	2,000	2,421
Huntsville AL Electric System Revenue	5.000%	12/1/36	2,025	2,444
Huntsville AL Electric System Revenue	5.000%	12/1/37	1,500	1,803
Huntsville AL Electric System Revenue	5.000%	12/1/38	1,325	1,588
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,185
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,375	2,532
Huntsville AL GO	5.000%	5/1/21	2,330	2,486
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,421
Huntsville AL GO	5.000%	5/1/24	2,410	2,835
Huntsville AL GO	5.000%	5/1/25	2,535	3,057
Huntsville AL GO	5.000%	5/1/25	2,955	3,563
Huntsville AL GO	5.000%	3/1/26	295	318
Huntsville AL GO	5.000%	5/1/26	2,660	3,283
Huntsville AL GO	5.000%	5/1/33	575	611
Huntsville AL GO	5.000%	5/1/34	3,515	4,336
Huntsville AL GO	5.000%	5/1/35	3,690	4,535
Huntsville AL GO	5.000%	5/1/35	3,000	3,687
Huntsville AL GO	5.000%	5/1/36	3,875	4,747
Huntsville AL GO	5.000%	5/1/36	4,330	5,305
Huntsville AL GO	5.000%	5/1/36	5,055	6,360
Huntsville AL GO	5.000%	5/1/37	4,070	4,969
Huntsville AL GO	5.000%	5/1/37	3,050	3,724
Huntsville AL GO	5.000%	5/1/37	5,055	6,335
Huntsville AL GO	5.000%	5/1/38	2,245	2,733
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,810

Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,892
Huntsville AL Water System Revenue	5.000%	11/1/28	1,525	1,820
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	2,898
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	3,702
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	5,558
Jefferson County AL GO	5.000%	4/1/26	3,565	4,317
Jefferson County AL Revenue	5.000%	9/15/25	3,680	4,413
Jefferson County AL Revenue	5.000%	9/15/27	5,340	6,563
Jefferson County AL Revenue	5.000%	9/15/28	2,500	3,062
Jefferson County AL Revenue	5.000%	9/15/29	5,285	6,437
Jefferson County AL Revenue	5.000%	9/15/30	7,405	8,965
Jefferson County AL Revenue	5.000%	9/15/32	5,000	6,002
Jefferson County AL Revenue	5.000%	9/15/33	6,700	8,015
Jefferson County AL Revenue	5.000%	9/15/34	3,305	3,939
Jefferson County AL Revenue	4.000%	9/15/36	5,105	5,570
Jefferson County AL Revenue	4.000%	9/15/37	5,245	5,704
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,907
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,920
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	801
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	1,059
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	1,054
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/27	3,490	4,141
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/29	3,575	4,196
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/30	2,500	2,919
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/31	3,000	3,485
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	250,000	272,170
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	25,595	27,956
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/30	1,600	1,927
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/34	1,020	1,213
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/35	1,500	1,778
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/36	2,025	2,393
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/27	450	565
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/28	600	766
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/29	800	1,033
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/30	600	770
University of Alabama General Revenue	5.000%	7/1/21	10,530	11,310
University of South Alabama University Facilities
Revenue	5.000%	11/1/24 (4)	1,675	1,966
University of South Alabama University Facilities
Revenue	5.000%	11/1/25 (4)	1,700	2,041

University of South Alabama University Facilities
Revenue	5.000%	11/1/27 (4)	2,035	2,482
University of South Alabama University Facilities
Revenue	5.000%	11/1/28 (4)	2,240	2,722
University of South Alabama University Facilities
Revenue	5.000%	11/1/29 (4)	1,110	1,342
University of South Alabama University Facilities
Revenue	5.000%	11/1/33 (4)	5,110	6,076
				844,735
Alaska (0.2%)
Alaska GO	5.000%	8/1/24	5,000	5,656
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	2,600	2,876
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	4,505	4,983
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	1,690	1,869
Alaska Housing Finance Corp. Revenue	5.000%	12/1/25	475	522
Alaska Housing Finance Corp. Revenue	5.000%	12/1/26	825	906
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	310	339
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,855	5,376
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,767
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,230
Anchorage AK GO	5.000%	9/1/26	6,590	7,981
Anchorage AK Wastewater Revenue	5.000%	5/1/30	1,565	1,942
Anchorage AK Wastewater Revenue	5.000%	5/1/31	2,000	2,460
Anchorage AK Water Revenue	5.000%	5/1/30	2,050	2,544
Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,931
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,859
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,836
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,182
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	17,533
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,829
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	1,670	1,671
Valdez AK Marine Terminal Revenue (Exxon
Pipeline Co.) VRDO	1.470%	8/1/19	51,500	51,500
Valdez AK Marine Terminal Revenue
(ExxonMobil Project) VRDO	1.470%	8/1/19	1,700	1,700
				139,492
Arizona (2.0%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	800	888
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	715	794
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/26	785	974
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/27	315	348
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/28	830	1,046
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/28	285	315
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	710	823
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	725	854

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	875	1,028
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	750	864
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	700	821
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	750	863
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,000	1,171
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	750	861
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,250	1,527
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	600	701
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	750	859
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	1,280	1,558
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/36	1,000	1,143
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/37	1,500	1,814
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,208
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,230
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/30	2,065	2,434
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,095
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,410
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,100	1,289
Arizona COP	5.000%	9/1/20	1,700	1,771
Arizona COP	5.000%	10/1/26	10,590	13,110
Arizona COP	5.000%	10/1/27	13,400	16,904
Arizona COP	5.000%	10/1/28	11,330	14,522
Arizona COP	5.000%	10/1/29	17,325	22,554
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,669
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,362
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,427
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,057
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT, SIFMA
Municipal Swap Index Yield + 1.850%	3.250%	2/5/20	12,500	12,504

Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,150
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,810	4,482
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/31	685	802
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/35	1,820	2,105
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/27 (15)	400	488
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/28 (15)	325	402
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/29 (15)	700	875
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/31 (15)	325	401
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/32 (15)	325	397
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/33 (15)	350	425
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/34 (15)	250	275
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/35 (15)	530	638
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/36 (15)	555	666
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/37 (15)	775	926
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/38 (15)	650	774
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/39 (15)	500	536
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	18,286
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	15,238
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	15,238
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	14,197
Arizona Lottery Revenue	5.000%	7/1/26	6,390	7,826
Arizona Lottery Revenue	5.000%	7/1/27	7,000	8,721
Arizona Lottery Revenue	5.000%	7/1/28	5,500	6,962
Arizona Lottery Revenue	5.000%	7/1/29	5,365	6,897
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,542
Arizona State Industrial Development Authority
Revenue (Pinecrest Academy)	5.750%	7/15/38	1,810	2,043

Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/24	1,625	1,916
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/34	2,900	3,469
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/35	2,000	2,385
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	2,530	3,009
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	6,755	7,255
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,200	11,340
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,015	13,811
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	32,684
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	10,294
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,450
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,430
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,225	4,697
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,570
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,083
Arizona Transportation Board Highway Revenue	5.000%	7/1/27	1,925	2,134
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,375	5,334
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	16,925
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	5,080	6,125
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (ETM)	2,155	2,253
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	1,345	1,406
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21 (ETM)	1,450	1,571
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21	2,165	2,345
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22 (ETM)	1,490	1,671
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,010	6,736
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/27	12,000	14,155
Chandler AZ GO	4.000%	7/1/22	3,515	3,804
Chandler AZ GO	5.000%	7/1/23	3,400	3,907
Chandler AZ GO	5.000%	7/1/24	5,905	6,992
Gilbert AZ GO	5.000%	7/1/20	14,000	14,500
Gilbert AZ GO	5.000%	7/1/21	7,290	7,830
Gilbert AZ Water Resource Municipal Property
Corp. Revenue	5.000%	7/1/27	2,555	3,163
Glendale AZ Excise Tax Revenue	5.000%	7/1/27	3,495	4,369
Glendale AZ Excise Tax Revenue	5.000%	7/1/29	2,500	3,099
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,544
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,544
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,601

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	3,914
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,857
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	2,972
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,142
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,394
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,871
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,211
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,483
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/25	9,445	11,395
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,348
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,557
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	5.000%	7/1/20	1,695	1,755
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	4.000%	7/1/30	1,775	2,005
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	4.000%	7/1/31	1,500	1,685
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	4.000%	7/1/31	1,400	1,573
La Paz County AZ Industrial Development
Authority (Harmony Public Schools Project)
Revenue	5.000%	2/15/28	350	404
La Paz County AZ Industrial Development
Authority (Harmony Public Schools Project)
Revenue	5.000%	2/15/38	600	689
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/27	8,050	10,005
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	15,245	19,300
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/32	12,020	13,414
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/32	9,045	10,948
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/34	7,510	9,034
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/38	1,615	1,908
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	5/15/26	15,000	18,282
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/32	1,035	1,256
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/34	1,000	1,204
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/35	1,000	1,199

Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/36	2,140	2,553
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/37	2,510	2,977
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,390	1,427
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/23 (Prere.)	690	800
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	480	561
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	375	438
Maricopa County AZ Unified School District No.
4 (Mesa) GO	5.000%	7/1/23	2,250	2,580
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	5.000%	7/1/22	8,465	9,403
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/29	1,620	1,889
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/30	1,425	1,646
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/31	2,000	2,288
Maricopa County AZ Unified School District No.
97 (Deer Valley) GO	5.000%	7/1/25	6,685	8,086
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,915	12,793
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,526
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	9,555	9,891
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	13,330	13,799
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	3,895	4,831
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/31	12,540	15,392
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/32	1,580	1,938
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/33	4,500	5,499
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	2,000	2,425
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	24,550	29,667
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	4,190	5,065
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	10,025	12,078
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	3,085	3,716
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	20,065	24,091
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/38	4,000	4,806
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	6,290	6,995
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	11,000	12,233

Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	6,440	7,551
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	2,730	3,201
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/33	6,845	8,077
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/26	1,790	2,223
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	2,035	2,575
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28	16,000	17,837
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/32	5,120	6,190
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/33	3,250	3,919
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/34	8,520	10,239
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,118
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,060	12,300
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,195	8,273
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,835	9,294
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,040	10,672
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	11,000	12,939
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,565	3,007
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.000%	7/1/29	30,000	33,324
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/31	9,530	11,558
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/32	13,065	15,795
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	11,490	13,854
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	12,815	15,401
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	10,000	11,982
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/36	8,750	10,456
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/37	8,700	10,365
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/39	10,000	11,859
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/26	250	294
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/29	700	843

Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/31	700	830
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/33	300	352
Pima County AZ Community College District
Revenue	5.000%	7/1/32	650	807
Pima County AZ Community College District
Revenue	5.000%	7/1/33	750	928
Pima County AZ Community College District
Revenue	5.000%	7/1/34	1,245	1,534
Pima County AZ Community College District
Revenue	5.000%	7/1/36	500	612
Pima County AZ GO	4.000%	7/1/21	6,000	6,329
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,684
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,040	3,369
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,585	4,103
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,089
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,142
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,724
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,853
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,205	6,316
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,025	2,265
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,155	1,337
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,190
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/26	10,735	13,175
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	5,000	6,237
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/29	3,135	3,902
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/30	18,440	23,358
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	6,650	8,334
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	5,030	6,140
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/34	23,970	28,262
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	25,020	29,412
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,980
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	25
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	4,045	4,384

Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,335	4,833
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,440	9,663
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,291
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,918
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,790	3,406
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	340
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,338
Scottsdale AZ GO	4.000%	7/1/24	3,105	3,529
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	13,803
Tempe AZ GO	4.000%	7/1/25	5,765	6,696
Tucson AZ Water System Revenue	5.000%	7/1/23	3,515	4,033
Tucson AZ Water System Revenue	5.000%	7/1/28	1,765	2,222
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,192
2 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/27	645	797
2 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/39	1,020	1,236
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,395
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,449
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,010	1,153
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,732
				1,408,534
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	49,000	49,595
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	412
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	12,049
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/32	3,000	3,555
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/33	3,305	3,900
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/34	2,815	3,312
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/21 (Prere.)	480	489
Rogers AR School District No. 30 GO	3.000%	2/1/31	4,810	4,928
Springdale AR Sales and Use Revenue	5.000%	4/1/26 (15)	2,620	3,044
Springdale AR Sales and Use Revenue	5.000%	4/1/27 (15)	1,500	1,735
Springdale AR Sales and Use Revenue	5.000%	4/1/28 (15)	1,025	1,182
Springdale AR Sales and Use Revenue	4.000%	4/1/30 (15)	2,670	2,900
Springdale AR Sales and Use Revenue	4.000%	4/1/31 (15)	2,860	3,088
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	18,550	20,815
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,859
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,766

Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,776
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,830
University of Arkansas Revenue	5.000%	11/1/19	600	606
University of Arkansas Revenue	5.000%	11/1/20	855	897
University of Arkansas Revenue	5.000%	11/1/25	570	691
University of Arkansas Revenue	5.000%	11/1/26	600	742
University of Arkansas Revenue	5.000%	11/1/29	710	872
University of Arkansas Revenue	5.000%	11/1/31	835	1,014
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,206
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,201
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,433
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,248
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,486
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	1,964
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,020	2,363
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,162
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,205	2,570
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,830
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,723
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,856
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,923
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,149
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,443
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,259
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,289
				172,162
California (9.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,510
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,068
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	160	172
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	1,450	1,615
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26 (4)	1,970	2,451
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/27 (4)	2,345	2,974

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29 (4)	955	1,193
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/33 (4)	750	915
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/34 (4)	600	727
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	6,500	7,607
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,522
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,280
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	2,195	2,384
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	4,015	4,586
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/29	5,000	5,703
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	9,000	10,255
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	5,000	5,680
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	5,000	5,628
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,030	5,395
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,300	5,684
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	7,900	9,304
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,680	5,447
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	11,840	13,507
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,295	28,661
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	40,120	45,151
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	26,415	29,440
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	20,000	22,094
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	28,860	28,901
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,625	15,751
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,357

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	64,500	66,751
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	19,850	21,288
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	54,000	57,910
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	33,875	36,767
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32	12,970	14,941
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.600%	2.000%	4/1/20	18,625	18,640
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	2.100%	4/1/21	14,500	14,557
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.300%	5/1/23	13,500	13,688
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	4,222
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	6,503
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,150	20,764
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	12,786
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,388
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	80	94
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	35	42
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	55	66
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,490	2,989
California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/37 (14)	6,340	3,658
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,619
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,900
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,783
California GO	5.000%	10/1/20	3,000	3,141
California GO	5.000%	11/1/20	68,080	71,498
California GO	5.000%	3/1/22	26,540	29,254
California GO	5.000%	8/1/22	19,000	21,249
California GO	5.000%	8/1/22	4,880	5,458
California GO	5.000%	9/1/22	4,900	5,496
California GO	5.000%	9/1/22	5,620	6,303

California GO	5.000%	9/1/22	17,000	19,066
California GO	5.250%	10/1/22	15,000	15,106
California GO	5.000%	12/1/22	11,000	12,442
California GO	5.000%	9/1/23	9,770	11,328
California GO	5.000%	11/1/23	9,700	11,306
California GO	5.000%	12/1/23	34,000	39,734
California GO	5.000%	3/1/24	30,065	35,411
California GO	5.000%	4/1/24	6,000	7,085
California GO	5.000%	5/1/24	35,000	41,435
California GO	5.000%	10/1/24	38,000	45,543
California GO	5.000%	10/1/24	10,500	12,584
California GO	5.000%	3/1/25	15,065	18,235
California GO	5.000%	10/1/25	34,000	41,779
California GO	5.000%	10/1/25	20,000	22,852
California GO	5.000%	11/1/25	33,000	39,567
California GO	5.000%	4/1/26	48,005	59,563
California GO	5.000%	10/1/26	31,195	35,631
California GO	5.000%	4/1/27	52,120	65,963
California GO	3.500%	8/1/27	21,000	24,128
California GO	5.000%	10/1/27	11,250	12,832
California GO	5.250%	10/1/27	26,440	28,791
California GO	5.000%	11/1/27	17,380	20,195
California GO	5.000%	2/1/28	12,500	14,181
California GO	5.000%	11/1/28	9,175	10,648
California GO	5.000%	11/1/28	7,770	9,929
California GO	5.000%	12/1/28	3,575	4,160
California GO	5.000%	9/1/29	5,600	6,934
California GO	5.250%	9/1/29	10,460	12,177
California GO	5.000%	10/1/29	27,000	27,176
California GO	5.000%	10/1/29	10,000	11,891
California GO	5.250%	3/1/30	29,500	30,210
California GO	5.000%	4/1/30	15,000	19,977
California GO	5.000%	5/1/30	30,000	35,227
California GO	4.000%	8/1/30	12,400	14,236
California GO	5.000%	8/1/30	15,000	18,438
California GO	5.000%	9/1/30	4,500	4,856
California GO	5.250%	9/1/30	25,480	29,585
California GO	4.000%	8/1/31	27,000	30,739
California GO	4.000%	9/1/31	7,660	8,730
California GO	5.000%	10/1/31	24,000	28,432
California GO	5.000%	11/1/31	10,000	12,563
California GO	5.000%	2/1/32	50,640	57,227
California GO	5.000%	4/1/32	26,035	33,601
California GO	4.000%	8/1/32	8,000	9,079
California GO	4.000%	9/1/32	5,000	5,681
California GO	5.000%	9/1/32	6,500	7,938
3 California GO	5.000%	10/1/32	11,000	13,013
California GO	4.000%	11/1/32	4,805	5,540
California GO	5.000%	2/1/33	60,000	67,694
California GO	5.000%	4/1/33	12,000	15,431
California GO	4.000%	8/1/33	26,000	29,429
3 California GO	5.000%	8/1/33	14,000	17,023
California GO	4.000%	9/1/33	26,050	29,460
California GO	5.000%	10/1/33	6,000	7,088
California GO	4.000%	8/1/34	4,980	5,600
California GO	5.000%	9/1/34	1,655	2,009
California GO	5.000%	10/1/34	10,000	11,814

California GO	4.000%	9/1/35	7,900	8,837
California GO	4.000%	9/1/35	10,000	11,207
California GO PUT	4.000%	12/1/21	13,300	13,963
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	20,156
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,180	9,740
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,548
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,543
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,259
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,475	2,773
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	14,935	19,326
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	42,940	47,839
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,095	5,738
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	41,525	47,081
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,088
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,687
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/33	5,000	6,240
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,500	4,709
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	10,000	10,502
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,750	2,223
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	2,750	3,466
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	2,050	2,568
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	2,320	2,897
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	4,030	5,015
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	2,250	2,800
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	3,400	4,215
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	2,000	2,446
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/38	5,645	6,872
1 California Infrastructure & Economic
Development Bank Revenue (The Colburn
School) PUT, SIFMA Municipal Swap Index
Yield + 1.000%	2.400%	6/1/20	10,350	10,374

California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,216
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,624
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,085
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	8,864
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,129
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,209
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,591
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,712
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	872
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,077
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	10,899
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	7,666
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,472
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,145	3,566
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,146
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	8,704
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,799
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	11,644
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,437
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,645
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,771
3 California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	8,911
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	13,845
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	2,771
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	8,975	9,241
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/21	5,000	5,245
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	5,000	5,344
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	3,075	3,286

3 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	10,941
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	6,075	6,737
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	3,065	3,514
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	4,510	5,171
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,085	3,395
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	8,245	9,433
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	2,935
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,260	4,619
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	20,000	22,741
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,566
California State University Systemwide Revenue	5.000%	11/1/28	3,550	4,417
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,086
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,507
California State University Systemwide Revenue	5.000%	11/1/30	8,400	10,567
California State University Systemwide Revenue	5.000%	11/1/30	24,865	29,534
California State University Systemwide Revenue	5.000%	11/1/30	3,350	4,120
California State University Systemwide Revenue	5.250%	11/1/30	7,960	8,693
California State University Systemwide Revenue	5.000%	11/1/31	5,945	7,436
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,571
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,619
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,366
California State University Systemwide Revenue	5.000%	11/1/32	2,535	3,156
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,794
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,166
California State University Systemwide Revenue	5.000%	11/1/33	8,000	9,917
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,240
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,479
California State University Systemwide Revenue	4.000%	11/1/34	2,000	2,259
California State University Systemwide Revenue	5.000%	11/1/34	10,270	12,677
California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,234
California State University Systemwide Revenue	5.000%	11/1/34	24,190	28,298
California State University Systemwide Revenue	4.000%	11/1/35	2,000	2,246
California State University Systemwide Revenue	5.000%	11/1/35	12,825	15,780
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,083
California State University Systemwide Revenue	5.000%	11/1/36	12,660	15,478
California State University Systemwide Revenue
PUT	3.000%	11/1/19	6,700	6,709
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	3,160	3,143
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	5,925	6,876
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	2,000	2,309

California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	5,000	5,730
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	4,020
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living
Project)	3.000%	7/1/27	5,000	5,100
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,190
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	1,000	1,214
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	1,000	1,208
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	2,000	2,381
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/23 (15)	6,435	6,450
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	830
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,430
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	746
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,059
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,212
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,727
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,435
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,473
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,353
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	977
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,846
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,566
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,237
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,332
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,380
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,501
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,566

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,629
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,698
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,635
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,859
Clovis CA Unified School District GO	0.000%	8/1/25 (14)	2,485	2,249
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,297
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,441
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,561
Corona-Norco CA Unified School District GO	4.000%	8/1/35	5,240	5,835
Corona-Norco CA Unified School District GO	4.000%	8/1/36	5,550	6,148
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,107
Desert Sands CA Unified School District GO	5.000%	8/1/32	1,500	1,870
Desert Sands CA Unified School District GO	5.000%	8/1/33	1,305	1,618
Desert Sands CA Unified School District GO	5.000%	8/1/34	1,000	1,233
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	6,890	8,766
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	10,900	13,750
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	7,530	9,429
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,575	2,968
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,303
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,445
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	2,955
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/33 (4)	6,920	7,204
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/34 (4)	4,600	4,756
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,730	6,418
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	8,125	9,017
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,143
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	1,931
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,101
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,730
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,314
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,189
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,515
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	2,258
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	6,989
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	7,128
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	891
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,184

Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	909
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,392
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,343
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	2,073
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,612
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,704
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,568
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,851
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	2,619
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	2,382
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,353
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	45,120
4 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.125% coupon
rate effective 1/15/2024	0.000%	1/15/28	20,090	19,780
4 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.200% coupon
rate effective 1/15/2024	0.000%	1/15/29	2,000	2,007
Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	6,041
Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	7,201
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	208
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	4,064
Gilroy CA Unified School District GO	0.000%	8/1/32 (12)	3,400	2,430
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	7,500	8,714
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/26 (4)	5,000	4,466
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	5,000	4,334
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	52,135	43,967
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	17,000	20,023
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	6,000	7,044
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	19,325	19,577

5 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.500%	8/7/19 LOC	600	600
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,190
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,450
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,010
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,046
Huntington Beach CA City School District GO	4.000%	8/1/34	1,000	1,139
Huntington Beach CA City School District GO	4.000%	8/1/36	1,000	1,124
Huntington Beach CA City School District GO	4.000%	8/1/37	1,000	1,119
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,461
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34	3,735	4,242
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,239
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,202
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,406
Kern CA Community College District GO	0.000%	11/1/26 (4)	10,210	8,979
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,100	1,974
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	3,268
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,273
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,613
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	3,125	3,687
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	53
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	290	333
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	170	198
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	235	302
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,014
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,432
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,404
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,037
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,891
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,312
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,210
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,145
Los Angeles CA Community College District GO	5.000%	8/1/27	24,895	29,644
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,566
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	36,074
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,358
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,329
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,182
Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,235
Los Angeles CA Community College District GO	4.000%	8/1/37	28,000	30,225
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	13,172
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,166
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,501
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	26,054

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	5,000	6,472
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	3,000	3,732
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	12,787
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,500	3,091
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	23,055	28,271
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	3,075
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	36,000	45,399
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	16,270	19,843
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	17,150	21,523
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	2,750	3,294
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	18,000	22,674
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	11,140	13,534
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	705	872
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	10,500	13,118
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	21,535	27,004
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	11,000	13,722
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	17,720	21,515
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/37	10,760	13,569
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/39	6,895	8,617
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,121
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	6,953
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/33	18,030	23,070
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,343
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	7,000	8,707
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	10,000	12,368
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	10,875	12,148
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	34,176
Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	54,402
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,535
Los Angeles CA Unified School District GO	5.000%	7/1/27	10,625	13,409
Los Angeles CA Unified School District GO	5.000%	7/1/28	22,590	26,513
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,296
Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	15,992

Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	21,200
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	2,020	2,526
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,120	6,403
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	5,140	6,404
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	2,500	3,105
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	1,000	1,197
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	5,795	6,913
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,000	3,698
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,000	2,465
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	4,000	4,909
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,769
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,255	11,502
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	20,202
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	23,724
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,250	6,414
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,559
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,580
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	20,925
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	19,787
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	25,198
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,649
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,234
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,635
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,323
Los Angeles County CA School District GO	5.000%	7/1/34 (15)	10,000	12,414
Los Angeles County CA School District GO	5.000%	7/1/35 (15)	27,000	33,398
Los Angeles County CA School District GO	5.000%	7/1/36 (15)	25,525	31,472
Los Angeles County CA School District GO	5.000%	7/1/37 (15)	12,500	15,357
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	6,500	8,432
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	5,720	7,392
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	9,003
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/21	1,090	1,169
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/23	1,000	1,140
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/27	1,000	1,219
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,566
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,122
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,105

Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,276
4 Mount San Antonio CA Community College
District GO, 5.875% coupon rate effective
8/1/2023	0.000%	8/1/28	3,000	3,234
Napa Valley CA Unified School District GO	4.000%	8/1/26	2,655	2,936
Napa Valley CA Unified School District GO	4.000%	8/1/27	5,130	5,662
Napa Valley CA Unified School District GO	4.000%	8/1/28	6,000	6,612
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/29	6,065	6,550
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	6,000	6,314
Northern California Energy Authority Commodity
Supply Revenue PUT	4.000%	7/1/24	10,000	10,961
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	4,853
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,672
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,150
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,294
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/32	10,000	12,969
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/33	14,000	18,090
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/34	16,200	20,817
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/35	9,820	12,566
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/36	10,000	12,729
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/37	15,000	19,021
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/39	8,000	10,048
Palo Alto CA Unified School District GO	0.000%	8/1/23	14,050	13,373
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	17,282
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	16,101
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	9,477
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	6,530
Palomar Pomerado Health California GO	4.000%	8/1/34	5,725	6,281
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	4,063
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,543
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,278
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,397
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,514
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,620
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,823
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,291
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,918

Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,688
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,686
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,902
Poway CA Unified School District GO	0.000%	8/1/29	5,000	4,086
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	1,365	1,670
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,230	2,707
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,735	2,089
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	7,757
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	18,684
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,453
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,630
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,708
Riverside CA Electric Revenue	5.000%	10/1/31	1,775	2,306
Riverside CA Electric Revenue	5.000%	10/1/33	6,030	7,752
Riverside CA Electric Revenue	5.000%	10/1/34	4,155	5,314
Riverside CA Electric Revenue	5.000%	10/1/35	6,250	7,956
Riverside CA Electric Revenue	5.000%	10/1/36	5,000	6,341
Riverside CA Electric Revenue	5.000%	10/1/37	6,500	8,205
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/30 (4)	1,375	1,732
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	11,420
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	4,163
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	14,357
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,980	5,784
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	7,365	8,553
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,195
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	4,060	5,044
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	7,702
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,870
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	6,430	5,300
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	7,505
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	8,528
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	5,236

Roseville CA Joint Union High School District
GO	0.000%	8/1/27 (4)	2,915	2,505
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,745	4,839
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	128
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	275
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	200	239
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	160	197
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/21 (15)	1,835	2,006
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/23 (15)	1,240	1,449
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/24 (15)	1,535	1,846
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	13,125	11,616
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	11,000	8,161
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	270	282
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	445	464
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/26	755	785
Sacramento County CA GO	5.500%	2/1/20	4,700	4,807
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,120	1,368
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,358
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,210
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,527
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,184
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,237
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,346
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,502
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,589
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	3,535	3,399
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	5,000	4,723
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	13,951
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	16,142
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	16,257

San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	8,500
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,325
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,005
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,214
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,033
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,327
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,668
San Diego CA Community College District GO	4.000%	8/1/32	19,065	21,852
5 San Diego CA Community College District GO
TOB VRDO	1.450%	8/7/19 (Prere.)	1,800	1,800
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	8,560	10,685
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	5,160	6,371
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,805	5,915
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/33	15,835	19,441
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	12,645	15,472
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	12,100	14,725
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	9,255	11,219
San Diego CA Unified School District GO	0.000%	7/1/30	17,320	13,589
San Diego CA Unified School District GO	0.000%	7/1/36	1,000	639
San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,114
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,587
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,505
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,540	12,797
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	5,000	6,057
San Francisco CA City & County COP	5.000%	4/1/28	10,790	13,273
San Francisco CA City & County COP	4.000%	4/1/30	16,775	18,927
San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,867
San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,037
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,997
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,511
San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,628
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,505
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,200
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,018
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	2,951
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/33	10,000	12,806
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/34	14,000	17,809
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/35	10,350	13,091
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,911

San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	2,545	3,075
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	3,715	4,676
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,015	2,536
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	14,000	15,554
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	8,040	9,611
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	1,870	2,235
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	8,000	9,934
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,181
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,402
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	20,040	25,184
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/37	9,225	11,523
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,539
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,195
San Francisco CA City & County Unified School
District GO	4.000%	6/15/33	8,885	9,991
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/31	1,650	2,061
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	2,580	3,292
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	2,400	3,045
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	3,000	3,678
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	3,155	3,987
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	3,110	3,800
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/36	3,045	3,707
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	12,078
San Jose CA Airport Revenue	5.000%	3/1/27	2,275	2,665
San Jose CA Airport Revenue	5.000%	3/1/28	2,235	2,609
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	2,400	2,502
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,175	1,227
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,787
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,240
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,067

San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,547
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,525
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,640
San Marcos CA Unified School District GO	5.000%	8/1/36	3,330	4,089
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,376
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,520	2,987
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,979
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,782
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,682
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/32 (2)	3,535	2,456
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	3,911
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,247
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,637
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,200	1,684
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36	5,200	5,305
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37	5,485	5,572
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38	5,525	5,584
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	7,440	7,496
Santa Clara CA Financing Authority Revenue	3.000%	5/1/40	8,920	8,938
Santa Clara CA Unified School District GO	3.000%	7/1/32	4,770	5,043
Santa Clara CA Unified School District GO	3.000%	7/1/34	4,435	4,631
Santa Clara CA Unified School District GO	3.000%	7/1/36	6,150	6,344
Santa Clara CA Unified School District GO	3.000%	7/1/37	3,590	3,676
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,207
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,035	1,244
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,010	1,209
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,188
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,774
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,770
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,111
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	2,051
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,425
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,418
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	8,585

Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,797
Santa Monica CA Community College District
GO	0.000%	8/1/27	7,065	6,143
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	5,949
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,295	6,188
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	10,390
Santa Monica CA Community College District
GO	5.000%	8/1/35	4,000	4,950
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	9,503
Simi Valley CA Unified School District GO	0.000%	6/1/29 (14)	6,000	4,817
Simi Valley CA Unified School District GO	0.000%	8/1/29 (4)	5,000	4,041
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,589
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	3,895	4,196
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	445	548
State Center California Community College
District GO	5.000%	8/1/29	6,005	7,271
State Center California Community College
District GO	5.000%	8/1/30	3,335	4,019
State Center California Community College
District GO	5.000%	8/1/31	5,070	6,064
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,802
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	549
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	805	998
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	590	726
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,306
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,600	1,927
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,230
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,149
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,002
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,231
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,409
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,288
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	6,266
Union CA Elementary School District GO	0.000%	9/1/28 (14)	4,625	3,859
Union CA Elementary School District GO	0.000%	9/1/28 (14)	6,275	5,235
University of California Revenue	5.000%	5/15/21 (Prere.)	235	252
University of California Revenue	5.000%	5/15/21 (Prere.)	5,535	5,931
University of California Revenue	5.000%	5/15/21 (Prere.)	2,145	2,298
University of California Revenue	5.000%	5/15/21 (Prere.)	1,210	1,297
University of California Revenue	5.000%	5/15/23	1,265	1,357
University of California Revenue	5.000%	5/15/23 (Prere.)	8,050	9,276
University of California Revenue	5.000%	5/15/27	6,100	7,451
University of California Revenue	5.000%	5/15/28	17,945	20,593
University of California Revenue	5.000%	5/15/28	5,500	6,711
University of California Revenue	5.000%	5/15/28	12,500	15,236
University of California Revenue	5.000%	5/15/29	19,010	23,088
University of California Revenue	5.000%	5/15/30	9,075	11,535
University of California Revenue	5.000%	5/15/30	1,620	1,733

University of California Revenue	4.000%	5/15/31	18,505	21,798
University of California Revenue	5.000%	5/15/31	11,000	13,223
University of California Revenue	5.000%	5/15/31	3,775	4,866
University of California Revenue	5.000%	5/15/32	21,820	24,874
University of California Revenue	5.000%	5/15/32	4,050	4,851
University of California Revenue	5.000%	5/15/32	9,000	11,516
University of California Revenue	4.000%	5/15/33	33,500	38,143
University of California Revenue	5.000%	5/15/33	31,200	35,542
University of California Revenue	5.000%	5/15/33	5,750	7,312
University of California Revenue	4.000%	5/15/34	28,825	32,702
University of California Revenue	4.000%	5/15/34	17,000	18,466
University of California Revenue	5.000%	5/15/34	38,420	43,690
University of California Revenue	5.000%	5/15/34	5,625	7,083
University of California Revenue	4.000%	5/15/35	5,665	6,379
University of California Revenue	5.000%	5/15/35	6,000	7,505
University of California Revenue	5.000%	5/15/36	7,175	8,598
University of California Revenue	5.000%	5/15/36	9,000	11,219
University of California Revenue	5.000%	5/15/37	6,640	8,223
University of California Revenue PUT	5.000%	5/15/23	127,200	146,227
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,814
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	7,519
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	7,309
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	7,554
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	7,339
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,170
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,167
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,163
Ventura County CA Public Financing Authority
COP	5.625%	8/15/19 (Prere.)	1,000	1,002
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,753
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,753
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,250
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/32	6,155	7,374
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/33	6,815	8,146
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/34	7,355	8,768
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,551
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,836
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	4,190
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,925
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,850

West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	4,312
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,117
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (4)	13,450	10,410
West Contra Costa CA Unified School District
GO	0.000%	8/1/31 (14)	6,670	4,922
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	3,620
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	18,000	13,033
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	6,963
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,962
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (3)	5,030	3,483
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	17,000	11,289
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,109
				6,578,034
Colorado (1.7%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/28	6,000	6,728
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/32	4,050	4,947
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/32	2,300	2,747
Adams County CO COP	5.000%	12/1/30	600	718
Adams County CO COP	5.000%	12/1/33	1,000	1,188
Adams County CO COP	5.000%	12/1/34	725	858
Arvada CO Revenue	5.000%	12/1/30	3,665	4,696
Aurora CO COP	5.000%	12/1/19	1,050	1,064
Aurora CO COP	5.000%	12/1/20	2,000	2,025
Aurora CO COP	5.000%	12/1/21	3,505	3,549
Aurora CO COP	5.000%	12/1/22	4,730	4,790
Aurora CO COP	5.000%	12/1/23	4,465	4,521
Aurora CO COP	5.000%	12/1/24	4,215	4,268
Aurora CO COP	5.000%	12/1/25	5,475	5,543
Boulder Valley CO School District GO	4.000%	12/1/30	5,000	5,772
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,742
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	10,488
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	10,979
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,750
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,685	2,824
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,820	2,966
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,965	3,119
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	7,470	7,857
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,080	5,925
Colorado COP	4.000%	12/15/33	23,200	26,415
Colorado COP	4.000%	12/15/34	13,400	15,132
Colorado COP	4.000%	12/15/35	11,375	12,797
Colorado COP	4.000%	12/15/37	9,540	10,653
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/31	880	993

Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/32	1,030	1,157
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/33	1,000	1,119
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/34	1,075	1,199
2 Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	5.000%	11/19/26	10,000	12,344
2 Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	5.000%	11/15/37	9,000	11,227
2 Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	4.000%	11/15/38	8,000	8,974
2 Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	5.000%	11/15/39	8,000	9,918
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/26	915	1,116
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27	1,025	1,274
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	1,405	1,746
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	1,605	1,994
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	2,960	3,678
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	3,015	3,747
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	52,000	48,409
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	19,510	22,484
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/26	20,485	25,281
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/21 (Prere.)	22,000	23,278
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/23 (Prere.)	8,385	9,391
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,078
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	50,189
5 Colorado Health Facilities Authority Revenue
(Children's Hospital) TOB VRDO	1.530%	8/1/19 LOC	5,000	5,000
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/25	600	675

Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/26	750	841
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,276
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,910
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,976
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,173
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,592
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,222
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,187
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,599
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,304
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/29	5,085	5,737
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	8,500	9,508
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/31	5,390	5,994
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/32	5,500	6,096
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,196
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	13,381
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	21,290
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,767
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,749
Denver City & County CO Better Denver & Zoo
GO	5.000%	8/1/22	7,125	7,948
Denver City & County CO Better Denver & Zoo
GO	5.000%	8/1/25	9,225	11,253
Denver City & County CO GO	5.000%	8/1/22	4,365	4,869
Denver City & County CO GO	5.000%	8/1/25	9,195	11,216
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,080	3,676
Denver CO City & County Airport Revenue	5.000%	11/15/25	4,160	5,085
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,190	17,035
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,444
Denver CO City & County Airport Revenue	5.000%	12/1/27	750	952
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,040	3,528
Denver CO City & County Airport Revenue	5.000%	12/1/28	500	645
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,783
Denver CO City & County Airport Revenue	5.000%	12/1/29	750	959
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,602
Denver CO City & County Airport Revenue	5.000%	12/1/30	760	963
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,120	4,987

Denver CO City & County Airport Revenue	5.000%	12/1/31	845	1,064
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,040	7,284
Denver CO City & County Airport Revenue	5.000%	12/1/32	1,150	1,442
Denver CO City & County Airport Revenue	5.000%	11/15/33	6,625	8,130
Denver CO City & County Airport Revenue	5.000%	12/1/33	600	749
Denver CO City & County Airport Revenue	5.000%	12/1/34	2,000	2,486
Denver CO City & County Airport Revenue	4.000%	12/1/36	2,000	2,266
Denver CO City & County Airport Revenue	5.000%	12/1/36	4,725	5,831
Denver CO City & County Airport Revenue	5.000%	12/1/37	5,505	6,768
Denver CO City & County Airport Revenue	5.000%	12/1/38	5,985	7,337
Denver CO City & County COP	5.000%	6/1/33	760	909
Denver CO City & County COP	5.000%	6/1/34	1,000	1,193
Denver CO City & County COP	5.000%	6/1/35	2,100	2,497
Denver CO City & County COP	5.000%	6/1/36	3,925	4,655
Denver CO City & County COP	5.000%	6/1/37	3,000	3,547
Denver CO City & County COP	5.000%	6/1/38	3,375	3,981
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/30	1,000	750
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/31	1,000	716
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/32	1,000	684
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/33	2,100	1,374
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/34	2,200	1,367
Denver CO City & County GO	5.000%	8/1/23	7,000	8,071
Denver CO City & County GO	5.000%	8/1/23	8,340	9,616
Denver CO City & County GO	5.000%	8/1/24	8,760	10,422
Denver CO City & County School District GO	4.000%	12/1/31	7,000	7,795
Denver CO City & County School District GO	5.000%	12/1/33	5,095	6,190
Denver CO City & County School District GO	5.000%	12/1/34	11,455	13,861
Denver CO City & County School District GO	5.000%	12/1/35	14,630	17,649
Denver CO City & County School District GO	5.000%	12/1/36	23,510	28,277
Douglas County CO School District GO	5.000%	12/15/32	11,415	14,500
Douglas County CO School District GO	5.000%	12/15/33	7,330	9,276
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	15,083
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21 (14)	27,500	26,670
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	10,781
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	14,421
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	18,282
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,510	1,573
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,605
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,602
Eagle County CO School District GO	5.000%	12/1/33	7,475	9,070
Eagle County CO School District GO	5.000%	12/1/34	6,000	7,256
Eagle County CO School District GO	5.000%	12/1/35	3,335	4,021
Eagle County CO School District GO	5.000%	12/1/36	1,400	1,683
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/33	2,900	3,528

El Paso County CO School District No. 20
Academy GO	5.000%	12/15/34	2,015	2,437
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/35	1,775	2,140
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/36	2,000	2,404
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/37	2,000	2,397
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/28	620	694
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/32	710	792
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/32	4,010	4,463
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/33	7,535	8,349
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	7,075	7,820
Interlocken Metropolitan District Colorado GO	5.000%	12/1/26 (4)	500	613
Interlocken Metropolitan District Colorado GO	5.000%	12/1/26 (4)	200	245
Interlocken Metropolitan District Colorado GO	5.000%	12/1/27 (4)	1,000	1,244
Interlocken Metropolitan District Colorado GO	5.000%	12/1/28 (4)	750	947
Jefferson County CO School District No. R-1 GO	4.000%	12/15/29	1,000	1,182
Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	18,000	22,431
Jefferson County CO School District No. R-1 GO	5.000%	12/15/37	23,500	29,134
Larimer County CO School District No. R-1
Poudre GO	5.000%	12/15/28	2,265	2,933
Larimer County CO School District No. R-1
Poudre GO	5.000%	12/15/29	2,000	2,576
Larimer County CO School District No. R-1
Poudre GO	5.000%	12/15/30	3,000	3,844
Larimer County CO School District No. R-1
Poudre GO	4.000%	12/15/32	3,000	3,470
Larimer County CO School District No. R-1
Poudre GO	4.000%	12/15/33	2,510	2,885
Larimer County CO School District No. R-1
Poudre GO	4.000%	12/15/35	3,340	3,808
Larimer Weld & Boulder County CO School
District No. R-2J Thompson GO	5.000%	12/15/32	6,000	7,645
Mesa County CO School District No. 51 GO	5.000%	12/1/29	2,030	2,557
Mesa County CO School District No. 51 GO	5.000%	12/1/30	1,795	2,243
Metropolitan CO Wastewater Reclamation
District Revenue	5.000%	4/1/23	6,500	7,402
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/23	1,520	1,734
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/26	1,000	1,189
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/29	2,000	2,351
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/31	1,500	1,747
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/33	1,080	1,251
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/34	1,250	1,444
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/35	1,125	1,296

Public Authority for Colorado Energy Revenue	6.250%	11/15/28	2,000	2,564
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	2,000	2,064
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,032
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,032
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/26	2,970	3,069
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,609
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,582
Southlands CO Metropolitan District GO	3.500%	12/1/27	600	621
Thornton CO COP	4.000%	12/1/35	3,940	4,431
Thornton CO COP	4.000%	12/1/36	4,100	4,594
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,250	1,386
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,085	2,312
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,480	2,750
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,445	2,711
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,720	3,016
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,850	2,052
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,950	2,163
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	3,155	3,499
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	1,500	1,770
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	2,000	2,360
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	2,250	2,655
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	3,080	3,827
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,259
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	4,010	5,160
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,535	3,174
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	5,080	6,503
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	1,375	1,557
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	3,700	4,149
University of Colorado Enterprise System
Revenue	4.000%	6/1/34	10,000	11,412
University of Colorado Enterprise System
Revenue	4.000%	6/1/35	5,150	5,855

University of Colorado Enterprise System
Revenue	4.000%	6/1/36	8,405	9,522
University of Colorado Hospital Authority
Revenue	6.000%	11/15/19 (Prere.)	9,850	9,988
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,702
Westminster CO Public School COP	5.000%	12/1/30 (4)	635	793
Westminster CO Public School COP	5.000%	12/1/32 (4)	270	334
Westminster CO Public School COP	4.000%	12/1/33 (4)	1,815	2,040
Westminster CO Public School COP	4.000%	12/1/34 (4)	1,050	1,175
Westminster CO Public School COP	5.000%	12/1/35 (4)	775	947
Westminster CO Public School COP	5.000%	12/1/36 (4)	1,200	1,460
				1,215,133
Connecticut (1.4%)
Connecticut GO	5.000%	3/15/20	7,770	7,952
Connecticut GO	5.000%	11/1/20	4,970	5,204
Connecticut GO	5.000%	11/1/21	5,000	5,420
Connecticut GO	4.000%	3/15/22	14,405	15,412
Connecticut GO	5.000%	4/15/22	6,005	6,597
Connecticut GO	5.000%	5/15/22	11,310	12,045
Connecticut GO	5.000%	6/1/22	8,010	8,835
Connecticut GO	5.000%	6/15/22	9,355	10,332
Connecticut GO	5.000%	9/15/22	6,830	7,603
Connecticut GO	5.000%	11/15/22	5,000	5,595
Connecticut GO	5.000%	11/15/22	7,120	7,968
Connecticut GO	5.000%	3/15/23	14,555	16,451
Connecticut GO	5.000%	11/1/23	10,125	10,942
Connecticut GO	5.000%	11/15/23	7,715	8,895
Connecticut GO	5.000%	11/15/23	14,275	16,458
Connecticut GO	5.000%	3/15/24	10,000	11,610
Connecticut GO	5.000%	5/15/24	4,500	5,249
Connecticut GO	5.000%	6/1/24	10,260	11,308
Connecticut GO	5.000%	9/1/24	20,000	23,513
Connecticut GO	5.000%	10/15/24	10,805	12,045
Connecticut GO	5.000%	11/15/24	6,440	7,610
Connecticut GO	5.000%	11/15/24	10,025	11,846
Connecticut GO	5.000%	3/1/25	19,440	21,853
Connecticut GO	5.000%	4/15/25	1,375	1,639
Connecticut GO	5.000%	6/15/25	1,025	1,226
Connecticut GO	5.000%	9/1/25	19,395	22,706
Connecticut GO	5.000%	6/15/26	1,935	2,303
Connecticut GO	5.000%	9/1/26	13,170	15,347
Connecticut GO	5.000%	11/1/26	9,650	10,409
2 Connecticut GO	5.000%	2/15/27	12,000	14,783
Connecticut GO	5.000%	3/15/27	9,800	11,544
Connecticut GO	4.000%	9/15/27	3,000	3,197
Connecticut GO	5.000%	4/15/28	2,700	3,387
Connecticut GO	5.000%	3/1/30	8,900	10,111
Connecticut GO	5.000%	4/15/30	3,400	4,290
Connecticut GO	5.000%	4/15/32	4,000	4,333
Connecticut GO	5.000%	8/15/32	20,000	22,331
5 Connecticut GO TOB VRDO	1.440%	8/7/19 LOC	23,475	23,475
1 Connecticut GO, SIFMA Municipal Swap Index
Yield + 0.750%	2.150%	3/1/21	4,355	4,381
1 Connecticut GO, SIFMA Municipal Swap Index
Yield + 1.250%	2.650%	4/15/20	17,000	17,125

Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/29	1,905	2,450
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/30	3,610	4,607
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/31	2,210	2,802
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/27	1,000	1,208
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/33	1,000	1,170
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/34	1,045	1,219
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/35	1,000	1,164
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/36	1,235	1,433
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/37	1,605	1,858
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,145	4,411
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,392
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,215	6,236
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,271
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/26	1,140	1,357
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/27	1,150	1,391
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/28	1,125	1,382
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/29	1,500	1,831
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/30	2,470	2,992
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	8,855
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	22,970	23,146
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	23,580	23,760
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	33,505	37,199
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	32,275	36,473
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	30,620	31,439

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	1.400%	8/7/19	25,380	25,380
Connecticut Special Tax Revenue	5.000%	10/1/31	10,105	12,501
Connecticut Special Tax Revenue	5.000%	10/1/32	12,080	14,888
Connecticut Special Tax Revenue	5.000%	10/1/34	18,005	22,022
Connecticut Special Tax Revenue	5.000%	10/1/36	5,000	6,072
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	5,571
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	20,455	22,894
2 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/25	11,830	14,038
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/25	3,000	3,517
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,184
2 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/26	11,000	13,318
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,030	16,735
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	11,000	13,739
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/31	15,015	18,384
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,025	11,495
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31 (15)	5,825	6,951
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	6,864
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/33	15,000	18,213
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,265
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	1,900	2,201
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/36	10,000	12,014
Harbor Point CT Infrastructure Improvement
District Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	13,343
Hartford County CT Metropolitan District GO	5.000%	7/15/26	1,000	1,230
Hartford County CT Metropolitan District GO	5.000%	7/15/27	1,605	2,005
Hartford County CT Metropolitan District GO	5.000%	7/15/29	1,845	2,328
2 Hartford County CT Metropolitan District GO	5.000%	7/15/30	1,575	2,010
Hartford County CT Metropolitan District GO	5.000%	7/15/30	1,350	1,692
2 Hartford County CT Metropolitan District GO	5.000%	7/15/31	2,190	2,774
Hartford County CT Metropolitan District GO	5.000%	7/15/31	1,365	1,698
2 Hartford County CT Metropolitan District GO	5.000%	7/15/32	1,750	2,202
Hartford County CT Metropolitan District GO	5.000%	7/15/32	1,765	2,180
2 Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,000	1,254
2 Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,325	1,661
2 Hartford County CT Metropolitan District GO	5.000%	7/15/34	1,000	1,248
2 Hartford County CT Metropolitan District GO	5.000%	7/15/34	1,425	1,778
2 Hartford County CT Metropolitan District GO	4.000%	7/15/35	1,880	2,124
Hartford County CT Metropolitan District GO	5.000%	7/15/35	1,750	2,137
2 Hartford County CT Metropolitan District GO	4.000%	7/15/36	1,200	1,352
2 Hartford County CT Metropolitan District GO	4.000%	7/15/36	1,425	1,605

2 Hartford County CT Metropolitan District GO	4.000%	7/15/37	2,030	2,279
2 Hartford County CT Metropolitan District GO	4.000%	7/15/38	1,115	1,248
2 Hartford County CT Metropolitan District GO	4.000%	7/15/39	1,050	1,172
2 Hartford County CT Metropolitan District GO	4.000%	7/15/39	500	558
Stratford CT GO	4.000%	1/1/35 (15)	3,890	4,302
Stratford CT GO	4.000%	1/1/36 (15)	3,890	4,289
Stratford CT GO	4.000%	1/1/37 (15)	3,890	4,276
Stratford CT GO	4.000%	1/1/38 (15)	3,890	4,263
University of Connecticut GO	5.000%	2/15/27	8,000	9,399
University of Connecticut GO	5.000%	2/15/32	2,900	3,343
University of Connecticut GO	5.000%	2/15/33	6,325	7,274
University of Connecticut Revenue	5.000%	11/1/26	2,830	3,462
University of Connecticut Revenue	5.000%	11/1/26	1,000	1,223
University of Connecticut Revenue	5.000%	11/1/27	3,150	3,914
University of Connecticut Revenue	5.000%	11/1/27	1,350	1,678
University of Connecticut Revenue	5.000%	11/1/28	1,250	1,579
University of Connecticut Revenue	5.000%	11/1/28	3,275	4,136
				1,007,638
Delaware (0.1%)
Delaware GO	5.000%	2/1/24	3,000	3,513
Delaware GO	5.000%	2/1/25	2,010	2,418
Delaware GO	5.000%	1/1/26	2,000	2,459
Delaware GO	5.000%	2/1/26	3,030	3,732
Delaware GO	5.000%	3/1/26	9,000	11,107
Delaware GO	5.000%	3/1/27	3,000	3,788
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/28	1,100	1,340
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/31	1,200	1,442
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/32	2,130	2,549
Delaware Health Facilities Authority Revenue
(Beebe Medical Center Inc.)	5.000%	6/1/29	1,215	1,488
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	8,300	8,915
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	6,000	6,674
University of Delaware Revenue	5.000%	11/1/19 (Prere.)	1,000	1,010
Wilmington DE GO	5.000%	11/1/28	4,000	4,189
				54,624
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/21	5,020	5,375
District of Columbia GO	5.000%	10/15/25	9,000	11,015
District of Columbia GO	5.000%	6/1/28	2,155	2,705
District of Columbia GO	5.000%	6/1/29	1,040	1,299
District of Columbia GO	5.000%	6/1/30	5,435	6,696
District of Columbia GO	5.000%	6/1/31	6,280	7,309
District of Columbia GO	5.000%	6/1/31	5,500	6,740
District of Columbia GO	5.000%	6/1/31	7,615	8,862
District of Columbia GO	5.000%	6/1/31	7,300	9,008
District of Columbia GO	5.000%	10/15/31	7,000	8,958
District of Columbia GO	5.000%	6/1/32	4,520	5,251
District of Columbia GO	5.000%	6/1/32	9,000	10,862
District of Columbia GO	5.000%	6/1/32	8,395	10,251
District of Columbia GO	5.000%	6/1/32	9,500	11,037
District of Columbia GO	5.000%	10/15/32	10,000	12,736

District of Columbia GO	4.000%	6/1/33	7,000	7,947
District of Columbia GO	5.000%	6/1/33	19,325	23,530
District of Columbia GO	5.000%	10/15/33	7,240	9,180
District of Columbia GO	5.000%	6/1/34	5,035	6,149
District of Columbia GO	5.000%	6/1/34	10,000	12,127
District of Columbia GO	5.000%	6/1/35	4,380	5,295
District of Columbia GO	5.000%	6/1/35	18,355	22,327
District of Columbia GO	5.000%	6/1/36	17,365	21,059
District of Columbia GO	5.000%	6/1/36	10,250	12,430
District of Columbia GO	5.000%	6/1/36	4,530	5,460
District of Columbia GO	5.000%	10/15/36	22,780	28,496
District of Columbia GO	5.000%	6/1/37	3,355	4,055
District of Columbia GO	5.000%	10/15/37	17,425	21,713
District of Columbia GO	5.000%	6/1/38	11,020	13,283
District of Columbia GO	5.000%	6/1/38	11,485	14,066
District of Columbia GO	5.000%	10/15/38	16,120	20,026
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/24	2,150	2,524
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/25	2,325	2,793
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,975
District of Columbia Income Tax Revenue	5.000%	12/1/24	4,000	4,505
District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,695
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,799
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	1,460	1,464
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/25	4,170	4,950
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/26	3,985	4,828
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/28	2,200	2,645
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,661
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,684
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,549
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,549
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	7,000	8,274
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/31	1,000	1,252
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/32	600	748
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/34	2,000	2,470
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/35	2,000	2,461
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/36	2,000	2,453

Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	0.000%	10/1/37	51,700	27,083
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/37	2,000	2,444
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/38	2,000	2,436
Metropolitan Washington DC Airports Authority
Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/39	1,695	2,059
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/25	2,000	2,426
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/26	6,510	8,064
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/27	6,250	7,901
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/28	5,440	6,840
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/29	5,025	6,273
				500,052
Florida (4.9%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,165
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,450
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/27	1,325	1,531
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/34	22,010	24,980
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,520
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,696
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,110	1,249
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,328
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,960	3,419
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,646
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,826
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,993
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,067
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,013

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,629
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,967
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,732
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,753
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,075
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,093
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,542
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,138
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,235
Broward County FL Airport System Revenue	5.000%	10/1/26	2,745	3,064
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,449
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,566
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,387
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,832
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,296
Broward County FL GO	5.000%	1/1/20	9,185	9,334
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,518
Broward County FL School Board COP	5.000%	7/1/26	15,240	18,734
Broward County FL School District GO	5.000%	7/1/33	5,605	7,034
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27	1,285	1,619
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29	1,100	1,372
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35	1,500	1,668
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36	1,400	1,552
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37	4,000	4,418
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/39	1,770	1,925
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/27	2,915	3,186
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/32	2,040	2,204
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,585	6,840
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,340	5,288
Central Florida Expressway Authority Revenue	4.000%	7/1/29	10,000	11,408
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	7,293
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,630
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,880	5,870
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,055	8,484
Central Florida Expressway Authority Revenue	5.000%	7/1/37	2,125	2,540
Central Florida Expressway Authority Revenue	5.000%	7/1/38	4,190	4,994
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	19,000	19,241
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,835	33,547
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,645	24,551

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	21,771
4 Cityplace FL Community Development District
Special Assessment Revenue, 3.650%
coupon rate effective 11/1/2025	0.000%	5/1/28 (4)	3,000	2,650
4 Cityplace FL Community Development District
Special Assessment Revenue, 4.000%
coupon rate effective 11/1/2025	0.000%	5/1/33 (4)	4,000	3,596
Collier County FL Water Sewer District Revenue	5.000%	7/1/30	3,385	4,409
Collier County FL Water Sewer District Revenue	5.000%	7/1/31	1,715	2,216
Duval County FL School Board COP	5.000%	7/1/27	4,025	4,783
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,860
Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,881
Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,841
Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,233
Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,640
Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,417
Florida Board of Education Lottery Revenue	5.000%	7/1/26	3,425	4,259
Florida Board of Education Lottery Revenue	5.000%	7/1/26	25,950	32,266
Florida Board of Education Lottery Revenue	4.000%	7/1/27	2,750	2,953
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	9,020	9,313
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	10,325
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	37,747
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	4,020	4,305
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	8,200	8,781
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	7,945	8,508
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	7,050	7,816
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,085	11,181
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,050	3,381
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	8,700	9,645
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,440	11,956
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,205	11,687
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,278
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	9,275	10,956
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	1,800	2,126
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	20,515	24,200
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	12,000	12,865
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/28	13,030	13,963

Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	2,700	3,118
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	16,000	17,124
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/30	2,590	3,023
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,339
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	16,000	17,920
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	5,570	6,299
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/35	15,580	17,683
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/36	17,715	19,975
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	4,145	4,292
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	4,849	5,721
Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/27	3,305	4,140
Florida Department of Transportation GO	5.000%	7/1/21	4,130	4,437
Florida Department of Transportation GO	5.000%	7/1/22	22,060	24,532
Florida Department of Transportation GO	5.000%	7/1/26	15,760	19,584
Florida Department of Transportation GO	5.000%	7/1/26	5,540	6,884
Florida Department of Transportation GO	5.000%	7/1/27	4,500	5,702
Florida Department of Transportation GO	4.000%	7/1/28	12,415	13,041
Florida Department of Transportation GO	4.000%	7/1/29	16,805	17,632
Florida Department of Transportation GO	4.000%	7/1/34	4,030	4,613
Florida Department of Transportation GO	4.000%	7/1/35	8,350	9,521
Florida Department of Transportation GO	4.000%	7/1/36	7,000	7,954
Florida GO	4.000%	6/1/27	15,000	16,430
Florida GO	5.000%	7/1/27	5,000	6,205
Florida Higher Educational Facilities Financing
Authority Revenue (Jacksonville University)	4.500%	6/1/33	2,800	3,018
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/33	1,830	2,111
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/34	1,500	1,725
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,426
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,702
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/35	3,615	4,204
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,402
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,085
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,060	2,333
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,026
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,477
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,151

Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,067
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,023
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,015	5,423
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,800	2,076
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,065	1,264
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,750	2,129
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,060	1,281
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,370	1,648
Florida Municipal Power Agency Revenue	4.000%	10/1/28	3,580	4,181
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,638
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,124
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,025	6,152
Florida Municipal Power Agency Revenue	5.000%	10/1/30	10,020	12,198
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	10,297
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,237
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,529
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,154
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,284
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	10,104
Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,807
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,615
Florida Turnpike Authority Revenue	4.000%	7/1/38	11,635	13,140
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	512	514
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37	4,645	5,208
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37	4,770	5,339
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38	4,840	5,403
Gainesville FL Utilities System Revenue	5.000%	10/1/25	3,560	4,337
Gainesville FL Utilities System Revenue	5.000%	10/1/26	3,790	4,715
Gainesville FL Utilities System Revenue	5.000%	10/1/27	3,175	4,033
Gainesville FL Utilities System Revenue	5.000%	10/1/28	5,000	6,348
Gainesville FL Utilities System Revenue	5.000%	10/1/29	7,050	8,886
Gainesville FL Utilities System Revenue	5.000%	10/1/30	4,000	5,003
Gainesville FL Utilities System Revenue	5.000%	10/1/34	5,000	6,139
Gainesville FL Utilities System Revenue	5.000%	10/1/35	5,000	6,126
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,769
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/36	745	892
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/37	2,550	3,045
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	1,320	1,478
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,110	1,274
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,375	1,611
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/27	1,460	1,727
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/28	2,100	2,471
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/29	2,045	2,394
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/30	2,020	2,349
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	7,274
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	7,046

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19 (Prere.)	20	20
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/19 (Prere.)	5	5
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	20	20
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,179
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	6,980	7,058
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,272
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	1,995	2,019
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	7,980	8,083
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/26	28,000	34,768
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	13,927
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,515	29,615
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,070	3,400
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	790	792
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/22 (Prere.)	5,030	5,586
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/22 (Prere.)	13,590	15,093
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	2,590	3,255
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	13,545	14,936
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	5,305	6,648
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	410	452
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	16,558
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	16,862
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,201
Hillsborough County FL School Board COP	5.000%	7/1/30	9,040	11,467
5 Jacksonville Electric System Revenue TOB
VRDO	1.550%	8/7/19	8,565	8,565

Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,565
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	3,900	4,002
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	2,075	2,129
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	3,805	4,048
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	635	703
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	2,665	2,984
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	4,360	4,881
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	285	319
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	755	845
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	1,705	1,909
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	465	521
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	1,305	1,461
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/24 (Prere.)	1,020	1,195
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	15,000	18,240
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	2,785	3,107
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	10,000	12,409
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	980	1,135
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,355	2,497
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	6,090	7,534
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	5,205	6,412
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	7,000	8,505
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/32	7,000	8,459
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/33	9,000	10,835
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/35	2,000	2,230
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/36	2,500	2,779
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	4,000	4,431
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (ETM)	22,255	23,237
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/26	1,235	1,515

Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	21,000	26,236
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/28	1,340	1,551
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/28	3,145	3,903
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	5,580	6,903
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,268
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/30	1,925	2,371
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/33	11,205	12,640
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/26	1,010	1,245
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/29	2,255	2,807
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/31	1,785	2,195
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/33	1,625	1,982
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/29	3,890	4,687
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	3,000	3,587
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/31	3,790	4,495
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/32	4,510	5,323
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/33	4,730	5,577
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/34	4,970	5,838
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/35	5,220	6,123
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/36	5,475	6,402
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/37	5,755	6,702
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/38	2,965	3,411
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,597
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	4,831
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	16,088
Jacksonville FL Special Revenue	5.000%	10/1/25	4,550	5,060
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,071
Jacksonville FL Special Revenue	5.000%	10/1/28	6,485	7,562
Jacksonville FL Special Revenue	5.000%	10/1/28	1,735	2,144
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,002
Jacksonville FL Special Revenue	5.000%	10/1/30	2,000	2,395
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,643
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,936
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,558
Jacksonville FL Special Revenue	5.000%	10/1/34	1,000	1,201
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,018
5 Jacksonville FL Special Revenue TOB VRDO	1.460%	8/7/19	7,800	7,800

Jacksonville FL Transportation Authority Local
Option Gas Tax Revenue	5.000%	8/1/34	2,540	2,986
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27	7,400	9,150
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/28	2,340	2,904
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	8,000	8,959
Key West FL Utility Board Electricity Revenue	5.000%	10/1/32	1,340	1,663
Key West FL Utility Board Electricity Revenue	5.000%	10/1/35	1,495	1,834
Key West FL Utility Board Electricity Revenue	5.000%	10/1/36	1,200	1,468
Key West FL Utility Board Electricity Revenue	5.000%	10/1/38	1,275	1,551
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,720
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,000
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,419
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,802
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	540
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/25	2,000	2,390
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/27	5,000	6,057
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/33	3,755	4,269
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,135	3,547
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,775	1,983
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,169
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,020	3,581
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,776
Lee County FL School Board COP	5.000%	8/1/23	1,150	1,318
Lee County FL School Board COP	5.000%	8/1/24	2,330	2,741
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,824
Lee County FL School Board COP	5.000%	8/1/28	4,080	4,727
Lee County FL School Board COP	5.000%	8/1/34	3,500	4,145
Lee County FL School Board COP	5.000%	8/1/35	4,270	5,045
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,174
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,571
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,835
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,106
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,155
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,152
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,149
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,450
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/27	2,250	2,774
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/28	7,140	8,952
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/29	3,220	4,093
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/35	4,500	5,525

Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/36	5,500	6,717
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,402
Manatee County FL Revenue	5.000%	10/1/23	1,310	1,510
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,527
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,750
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,816
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,785
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,292
Miami Beach FL GO	5.000%	5/1/24	1,000	1,176
Miami Beach FL GO	3.000%	5/1/32	4,440	4,759
Miami Beach FL GO	3.000%	5/1/33	2,340	2,490
Miami Beach FL GO	5.000%	5/1/34	2,920	3,703
Miami Beach FL GO	5.000%	5/1/35	4,000	5,047
Miami Beach FL GO	5.000%	5/1/36	2,700	3,397
Miami Beach FL GO	5.000%	5/1/37	5,695	7,143
Miami Beach FL GO	5.000%	5/1/38	5,980	7,463
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,850	2,980
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,690
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,343
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,670	2,966
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,355	1,494
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,143
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/34	4,000	4,506
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/35	5,200	5,848
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,060	1,276
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,555
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,190
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,585	1,882
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,756
Miami Beach FL Stormwater Revenue	5.000%	9/1/26	1,560	1,935
Miami Beach FL Stormwater Revenue	5.000%	9/1/28	1,550	1,938
Miami Beach FL Stormwater Revenue	5.000%	9/1/29	3,920	4,873
Miami Beach FL Stormwater Revenue	4.000%	9/1/30	3,165	3,587
Miami Beach FL Stormwater Revenue	4.000%	9/1/31	2,500	2,817
Miami Beach FL Stormwater Revenue	4.000%	9/1/32	2,230	2,504
Miami Beach FL Stormwater Revenue	4.000%	9/1/33	2,400	2,687
Miami Beach FL Stormwater Revenue	4.000%	9/1/34	2,555	2,849
Miami Beach FL Stormwater Revenue	4.000%	9/1/35	2,760	3,067
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26	995	1,234
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28	720	900
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29	1,000	1,242
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30	1,200	1,486
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	7,000	8,343
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31	10,000	11,854
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32	11,500	13,596
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33	10,000	11,794
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	11,000	12,387
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	10,000	11,222

Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	23,025	25,737
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/36	3,225	3,979
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	11,510	12,821
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/37	5,370	6,601
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	18,605	20,640
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	13,500	14,977
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	4,720	5,785
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/27 (4)	1,430	1,758
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/28 (4)	3,010	3,765
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/29 (4)	3,160	3,934
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/31 (4)	3,495	4,297
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/33 (4)	3,865	4,713
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/34 (4)	4,060	4,934
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/35 (4)	2,000	2,421
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/19 (Prere.)	4,010	4,036
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/19 (Prere.)	5,000	5,038
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	6,500	6,783
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	5,500	5,739
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	555	580
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	6,645	6,934
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,527
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,751
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,885	3,419
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	6,755	8,193
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,387
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	4,005	4,780
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,450	2,916
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	3,055	3,270
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	3,710	4,576
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/29	5,100	6,237
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/34	1,705	2,034
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	15,390	18,309

Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	8,210	9,767
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	14,000	16,640
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	8,620	10,245
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,410	4,997
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,880	5,682
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	4,055	4,728
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,420	3,978
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,920	3,383
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,287
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,906
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,681
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,414
Miami-Dade County FL GO	5.000%	7/1/38	5,000	5,911
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/35	1,020	1,214
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/37	1,000	1,182
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,450	2,579
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/31	6,270	7,244
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	4,775	5,494
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/33	6,785	7,781
Miami-Dade County FL School Board COP	5.000%	11/1/26	8,020	9,384
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,640
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,035	11,697
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,642
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,666
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,014
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,228
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	3,000	3,341
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	12,619
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,510	2,781
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	9,783
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	3,890
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,035	11,088
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	2,500	3,051

Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/30	12,555	14,087
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,160	13,435
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,419
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/31	11,270	12,506
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,543
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	14,894
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,989
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	12,728
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/39	14,500	7,501
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/22	3,420	3,797
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/23	3,840	4,401
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/26	8,955	11,075
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,406
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,268
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/30	10,965	12,355
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	8,797
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	10,000	11,209
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,265	6,884
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,680	1,844
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	21,783
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	14,055	15,742
North Brevard County FL Hospital District
Revenue	5.000%	1/1/28	5,200	6,256
North Brevard County FL Hospital District
Revenue	5.000%	1/1/29	4,795	5,723
North Brevard County FL Hospital District
Revenue	5.000%	1/1/30	5,000	5,910
North Brevard County FL Hospital District
Revenue	5.000%	1/1/31	5,000	5,857
North Brevard County FL Hospital District
Revenue	5.000%	1/1/32	4,525	5,252
North Brevard County FL Hospital District
Revenue	5.000%	1/1/33	9,480	10,920
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	3,955	4,531
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/19 (Prere.)	8,000	8,054

Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/26	7,930	9,781
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28	1,890	1,999
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,055	3,696
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,805
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,185	6,164
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,569
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,875
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)
VRDO	1.500%	8/7/19 LOC	10,010	10,010
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/31	2,400	2,691
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/36	4,750	5,275
Orange County FL School Board COP	5.000%	8/1/33	21,500	25,750
Orange County FL Tourist Development
Revenue	5.000%	10/1/26	6,715	8,339
Orange County FL Tourist Development
Revenue	5.000%	10/1/27	2,150	2,718
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,623
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,054
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,176
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	14,721
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,050	1,138
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,366
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,285	1,604
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,579
Orlando FL Capital Improvement Revenue	5.000%	10/1/37	3,000	3,704
Orlando FL Capital Improvement Revenue	5.000%	10/1/38	3,030	3,708
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26 (4)	2,285	2,836
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27 (4)	1,325	1,658
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	2,010	2,499
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29 (4)	2,020	2,504
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31 (4)	5,425	6,651
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33 (4)	2,095	2,545
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34 (4)	4,000	4,830
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35 (4)	3,125	3,761
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37 (4)	2,020	2,415
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,270	3,690
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,045	4,681
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	1,505	1,863

4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.550% coupon rate effective 10/1/2024	0.000%	10/1/29	1,000	893
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.650% coupon rate effective 10/1/2024	0.000%	10/1/30	1,400	1,271
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.750% coupon rate effective 10/1/2024	0.000%	10/1/31	1,625	1,492
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.800% coupon rate effective 10/1/2024	0.000%	10/1/32	2,060	1,882
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.900% coupon rate effective 10/1/2024	0.000%	10/1/33	3,000	2,741
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	910	1,019
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,443
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,186
Palm Beach County FL Public Improvement
Revenue	5.000%	6/1/25	1,000	1,106
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	6,000	7,205
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/37	7,810	9,264
Palm Beach County FL School Board COP	5.000%	8/1/25	15,000	18,191
Palm Beach County FL School Board COP	5.000%	8/1/26	2,050	2,538
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,731
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,556
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,275
Palm Beach County FL School Board COP	5.000%	8/1/31	10,000	11,549
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,592
Palm Beach County FL School Board COP	5.000%	8/1/32	12,010	14,126
Palm Beach County FL School Board COP	5.000%	8/1/32	3,445	4,052
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/26	2,275	2,727
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/27	4,000	4,784
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,627
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	980	1,199
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	3,075	3,757
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,115	2,576
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,210	2,488
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,268
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,510	2,811
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,378
Reedy Creek FL Improvement District GO	4.000%	6/1/31	3,025	3,446
Reedy Creek FL Improvement District GO	4.000%	6/1/32	3,110	3,522
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,928
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,364
Reedy Creek FL Improvement District GO	4.000%	6/1/34	10,000	11,076
Reedy Creek FL Improvement District GO	4.000%	6/1/35	4,685	5,231

Reedy Creek FL Improvement District GO	5.000%	6/1/37	5,000	5,991
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,515	2,894
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,110	1,284
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,575	1,874
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.000%	7/1/38	12,050	14,475
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	2,955
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	5,572
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,230
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/20	2,000	2,045
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,750	1,857
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/22	1,920	2,110
South Broward FL Hospital District Revenue	4.000%	5/1/33	11,090	12,180
South Florida Water Management District COP	5.000%	10/1/26	9,265	11,370
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/26	4,345	5,352
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/27	5,010	6,295
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/28	3,500	4,364
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/29	4,000	4,959
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	9,025	10,029
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/20 (Prere.)	1,500	1,567
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,805
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	573
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	563
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	561
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,252
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,438

Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	4,984
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,843
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,068
Tallahassee FL Energy System Revenue	5.000%	10/1/29	3,000	3,509
Tallahassee FL Energy System Revenue	5.000%	10/1/30	2,000	2,327
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,080	2,414
Tallahassee FL Energy System Revenue	5.000%	10/1/34	5,000	5,898
Tallahassee FL Energy System Revenue	5.000%	10/1/35	6,455	7,436
Tallahassee FL Energy System Revenue	5.000%	10/1/36	3,350	3,849
Tallahassee FL Energy System Revenue	5.000%	10/1/37	3,000	3,442
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/24	955	1,111
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/25	1,800	2,131
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/27	1,100	1,292
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/28	1,450	1,700
Tallahassee FL Utility System Revenue	5.000%	10/1/25	1,270	1,512
Tallahassee FL Utility System Revenue	5.000%	10/1/26	1,210	1,433
Tallahassee FL Utility System Revenue	5.000%	10/1/27	1,020	1,205
Tallahassee FL Utility System Revenue	5.000%	10/1/28	1,000	1,180
Tallahassee FL Utility System Revenue	5.000%	10/1/31	1,250	1,458
Tallahassee FL Utility System Revenue	5.000%	10/1/32	1,335	1,554
Tallahassee FL Utility System Revenue	5.000%	10/1/33	2,000	2,325
Tallahassee FL Utility System Revenue	5.000%	10/1/35	2,100	2,431
Tallahassee FL Utility System Revenue	5.000%	10/1/36	2,100	2,426
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,984
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,627
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,313
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,553
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,121
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,111
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,585
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/19	3,580	3,620
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	18,985
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	13,798
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	16,028

Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,068
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,184
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,095
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,113
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,636
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,088
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,654
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,918
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,172
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,697
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,878
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,926
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/32	605	689
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/33	625	707
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/34	650	732
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/35	680	763
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/36	705	788
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/37	5,000	5,570
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	2,300	2,526
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/34	1,250	1,395
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	7,144
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,320
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,000	1,242
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,167
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,500	1,854
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,110	1,287
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,835	2,119
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,142
Volusia County FL School Board COP	5.000%	8/1/24	635	745
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,963
Volusia County FL School Board COP	5.000%	8/1/27	1,835	2,139

Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,917
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,718
Volusia County FL School Board COP	5.000%	8/1/30	3,895	4,487
Volusia County FL School Board COP	5.000%	8/1/31	2,375	2,731
Winter Park FL Water & Sewer Revenue	5.000%	12/1/19 (Prere.)	1,975	2,000
				3,396,493
Georgia (2.9%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,325	2,771
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,969
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,200
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,065
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	10,166
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,795	2,090
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,470
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,765
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,025	5,775
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,515	6,326
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,290
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,010	2,298
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,032
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,338
Atlanta GA Airport Revenue	5.000%	1/1/24	1,025	1,193
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,366
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,750
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,519
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,902
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,540	3,063
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,199
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,621
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,280	1,519
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	4,993
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,326
Atlanta GA GO	4.875%	12/1/26	7,450	8,828
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,012
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,370	1,437
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,772
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,160	3,672
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,110	3,718
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,021
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,565	8,343
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,270	19,929
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,610	7,485
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/34	2,265	2,571
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,200	7,633
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	3,260	4,014

Atlanta GA Water & Wastewater Revenue	4.000%	11/1/35	2,250	2,547
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,908
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,908
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,490	6,452
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	2,750	3,098
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	14,000	17,123
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26	9,030	11,172
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27	9,480	11,942
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28	9,960	12,497
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/32	1,250	1,583
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/33	1,700	2,146
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/34	2,500	3,142
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/35	1,650	2,065
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/36	2,850	3,554
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/37	2,495	3,101
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/38	2,990	3,705
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/39	1,335	1,649
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/29	1,100	1,354
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/30	1,350	1,648
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/32	1,795	2,170
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/33	2,000	2,411
Cherokee County GA Board of Education GO	5.000%	8/1/31	1,565	1,910
Cherokee County GA Board of Education GO	5.000%	8/1/33	1,780	2,160
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/20	750	776
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,957
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/31	3,250	3,895
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/20 (Prere.)	7,500	7,716
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/20 (Prere.)	1,100	1,137

Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/25	400	472
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/26	700	842
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/27	900	1,102
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	1,000	1,221
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	4,000	4,477
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/29	1,640	1,993
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/30	1,230	1,486
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/32	2,250	2,692
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/33	2,445	2,916
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/34	3,350	3,974
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/35	2,500	2,950
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/36	4,300	5,059
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/37	4,500	5,277
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/29	1,280	1,589
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/30	1,020	1,256
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/32	1,000	1,116
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/34	1,000	1,200
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/36	1,160	1,379
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,852
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,183
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,102
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,548
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,416
2 DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	5.000%	7/1/31	2,000	2,549
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,534
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,631

DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,410
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,331
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	11,428
Forsyth County GA GO	5.000%	3/1/20	2,145	2,194
Forsyth County GA School District GO	5.000%	2/1/26	1,250	1,543
Forsyth County GA School District GO	5.000%	2/1/27	1,000	1,263
Forsyth County GA School District GO	5.000%	2/1/28	1,020	1,315
Forsyth County GA School District GO	5.000%	2/1/33	3,335	4,187
Forsyth County GA School District GO	5.000%	2/1/34	2,515	3,149
Forsyth County GA School District GO	5.000%	2/1/35	3,790	4,727
Forsyth County GA School District GO	5.000%	2/1/36	3,250	4,040
Forsyth County GA School District GO	5.000%	2/1/37	2,250	2,787
2 Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/32	1,500	1,900
2 Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/33	2,765	3,493
2 Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/36	1,600	1,995
2 Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/37	1,825	2,268
2 Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/39	1,750	2,162
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/32	1,445	1,841
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/34	1,160	1,462
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/36	1,015	1,269
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/38	1,160	1,440
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	786
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,626
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	3,150
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/25	400	472
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/26	600	722
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/27	530	649

Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/28	560	684
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/29	500	608
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/30	870	1,051
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/31	900	1,081
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/35	4,700	5,546
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/37	2,820	3,307
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/25	2,080	2,262
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/26	1,680	1,820
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/31	7,500	8,327
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,146
Georgia GO	5.000%	7/1/20	3,000	3,107
Georgia GO	5.000%	7/1/20	10,000	10,357
Georgia GO	5.000%	7/1/20	18,860	19,534
Georgia GO	5.000%	11/1/20	9,240	9,690
Georgia GO	5.000%	10/1/21	8,025	8,698
Georgia GO	5.000%	1/1/22	9,415	10,293
Georgia GO	5.000%	2/1/22	13,435	14,731
Georgia GO	5.000%	2/1/22	6,590	7,226
Georgia GO	4.000%	10/1/22	13,270	14,469
Georgia GO	5.000%	12/1/22	9,000	10,151
Georgia GO	5.000%	1/1/23	6,025	6,814
Georgia GO	5.000%	2/1/23	18,395	20,862
Georgia GO	5.000%	2/1/23	5,025	5,699
Georgia GO	5.000%	7/1/23	20,160	22,413
Georgia GO	5.000%	7/1/24	22,865	27,111
Georgia GO	5.000%	7/1/24	15,185	18,005
Georgia GO	5.000%	7/1/24	29,915	35,470
Georgia GO	5.000%	12/1/24	10,100	12,114
Georgia GO	5.000%	2/1/25	10,000	12,042
Georgia GO	5.000%	2/1/25	3,000	3,507
Georgia GO	5.000%	7/1/25	1,615	1,966
Georgia GO	5.000%	7/1/25	20,970	25,526
Georgia GO	5.000%	1/1/26	4,940	6,083
Georgia GO	5.000%	2/1/26	9,610	11,857
Georgia GO	5.000%	7/1/26	1,460	1,819
Georgia GO	5.000%	7/1/26	10,040	12,506
Georgia GO	5.000%	12/1/26	4,655	5,853
Georgia GO	5.000%	2/1/27	10,000	11,652
Georgia GO	5.000%	2/1/27	14,870	18,716

Georgia GO	5.000%	12/1/27	5,175	6,480
Georgia GO	5.000%	7/1/28	34,000	43,948
Georgia GO	5.000%	7/1/29	15,000	19,345
Georgia GO	5.000%	7/1/32	38,000	48,168
Georgia GO	4.000%	7/1/34	25,675	29,567
Georgia GO	4.000%	7/1/35	9,500	10,857
Georgia GO	3.250%	7/1/37	9,750	10,211
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,120	13,139
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,465	4,992
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,451
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,623
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	465	573
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	650	817
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	875
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	705
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	5,010
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	11,930	13,533
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	500	601
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/30	500	604
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/32	1,000	1,196
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/34	1,250	1,483
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/36	2,300	2,706
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/37	2,100	2,463
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	24,781
Gwinnett County GA School District GO	5.000%	2/1/38	17,000	21,384
Gwinnett County GA School District GO	5.000%	2/1/39	15,000	18,813
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,195
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,375
Jackson County GA School District GO	5.000%	3/1/31	1,390	1,784
Jackson County GA School District GO	5.000%	3/1/32	1,000	1,277
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	450	531
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	630	758

LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/28	835	1,019
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,430	1,430
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,250	1,250
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	30
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	24,476
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,141
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	39,018
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	11,658
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/33	5,500	6,664
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/34	2,500	3,016
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/35	1,750	2,278
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/36	1,250	1,637
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/38	2,000	2,644
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	127,300	139,015
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	200,205	219,421
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	28,045	31,342
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,810	6,042
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/29	7,745	8,486
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,225	6,366
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,902
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	14,000	16,008
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/34	16,465	18,653
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/35	17,095	19,300
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	5,095	6,098
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	26,353
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,240	15,472
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	8,205	8,510
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,830	2,975
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,615	15,256
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,164
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	5,190	6,105

Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,605	7,917
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	28,000	33,685
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	39,745	47,529
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,330	19,528
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	14,000	17,210
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	8,000	9,834
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,075	1,233
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,402
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,266
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,650	6,386
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	9,000	10,398
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/39	16,230	18,332
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,700	8,093
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/23	510	590
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,588
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,567
				1,997,227
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/26	1,145	1,216
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	4,655	4,969
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/23	1,175	1,252
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	6,280	6,982
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/24	9,240	10,470
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/25	7,210	8,300
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	3,000	3,435
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/30	3,100	3,474
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/26	750	884
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/27	600	717
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	2,065	2,441
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/30	1,000	1,173
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/32	2,230	2,589
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	1,000	1,149
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	300	339
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,475
Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,435
Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,461
Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,395

Guam Power Authority Revenue	5.000%	10/1/28	2,585	3,059
Guam Power Authority Revenue	5.000%	10/1/29	5,425	6,383
Guam Power Authority Revenue	5.000%	10/1/30	5,695	6,659
Guam Power Authority Revenue	5.000%	10/1/32	2,680	3,100
Guam Power Authority Revenue	5.000%	10/1/34	1,825	2,094
Guam Power Authority Revenue	5.000%	10/1/35	2,690	3,076
Guam Power Authority Revenue	5.000%	10/1/36	3,525	4,018
Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,408
				87,953
Hawaii (1.2%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,469
Hawaii County HI GO	5.000%	9/1/28	1,000	1,218
Hawaii County HI GO	5.000%	9/1/29	2,065	2,508
Hawaii County HI GO	5.000%	9/1/30	1,000	1,208
Hawaii GO	5.000%	10/1/20	5,520	5,773
Hawaii GO	5.000%	10/1/20	9,910	10,364
Hawaii GO	5.000%	12/1/20	4,480	4,714
Hawaii GO	5.000%	10/1/21	3,250	3,522
Hawaii GO	5.000%	10/1/21	7,715	8,360
Hawaii GO	5.000%	12/1/21 (Prere.)	13,120	14,265
Hawaii GO	5.000%	12/1/21 (Prere.)	2,020	2,196
Hawaii GO	5.000%	12/1/21 (Prere.)	3,770	4,099
Hawaii GO	5.000%	12/1/21 (Prere.)	3,685	4,016
Hawaii GO	5.000%	11/1/22	11,285	12,682
Hawaii GO	5.000%	12/1/22	10,125	11,040
Hawaii GO	5.000%	8/1/24	15,010	17,801
Hawaii GO	5.000%	8/1/24	8,970	10,638
Hawaii GO	5.000%	10/1/24	10,010	11,925
Hawaii GO	5.000%	11/1/24	22,305	25,029
Hawaii GO	5.000%	4/1/25	19,785	23,857
Hawaii GO	5.000%	8/1/25	2,500	2,958
Hawaii GO	5.000%	8/1/25	4,105	4,857
Hawaii GO	5.000%	10/1/25	3,580	4,370
Hawaii GO	5.000%	10/1/25	12,000	14,650
Hawaii GO	4.000%	4/1/26	26,025	30,395
Hawaii GO	5.000%	8/1/26	1,400	1,650
Hawaii GO	5.000%	1/1/27	8,015	10,057
Hawaii GO	5.000%	4/1/27	7,870	9,677
Hawaii GO	5.000%	1/1/28	10,070	12,876
Hawaii GO	4.000%	4/1/28	5,050	5,830
Hawaii GO	5.000%	5/1/28	14,890	18,719
Hawaii GO	5.000%	10/1/28	9,085	11,243
Hawaii GO	5.000%	10/1/28	8,010	9,913
Hawaii GO	4.000%	4/1/29	10,000	11,462
Hawaii GO	5.000%	8/1/29	8,500	9,967
Hawaii GO	5.000%	8/1/29	31,900	36,429
Hawaii GO	5.000%	10/1/29	7,000	8,623
Hawaii GO	5.000%	1/1/30	6,000	7,740
Hawaii GO	4.000%	4/1/30	21,685	24,577
Hawaii GO	4.000%	5/1/30	13,765	15,870
Hawaii GO	4.000%	10/1/30	11,500	13,104
Hawaii GO	5.000%	1/1/31	6,000	7,680
Hawaii GO	4.000%	4/1/31	21,410	24,139
Hawaii GO	4.000%	5/1/31	14,060	16,093
Hawaii GO	4.000%	5/1/32	12,160	13,863
Hawaii GO	4.000%	10/1/32	5,285	5,973
Hawaii GO	5.000%	1/1/33	10,750	13,332

Hawaii GO	5.000%	8/1/33	2,865	3,320
Hawaii GO	4.000%	1/1/34	8,740	9,974
Hawaii GO	5.000%	1/1/34	8,745	10,808
Hawaii GO	4.000%	10/1/34	5,760	6,377
Hawaii GO	5.000%	1/1/36	13,000	16,246
Hawaii GO	5.000%	1/1/36	22,345	27,421
Hawaii GO	5.000%	1/1/38	6,000	7,427
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,523
Hawaii Pacific Health Revenue	5.625%	7/1/20 (Prere.)	2,345	2,439
Honolulu HI City & County GO	5.000%	10/1/20	3,675	3,843
Honolulu HI City & County GO	5.000%	10/1/20	5,115	5,349
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,385
Honolulu HI City & County GO	5.000%	10/1/22	1,100	1,233
Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,501
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,731
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	3,500	3,934
Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,648
Honolulu HI City & County GO	5.000%	8/1/24	4,535	4,878
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,121
Honolulu HI City & County GO	5.000%	10/1/26	5,100	6,202
Honolulu HI City & County GO	5.000%	8/1/27	5,500	5,901
Honolulu HI City & County GO	5.000%	10/1/27	4,020	4,871
Honolulu HI City & County GO	5.000%	10/1/28	8,415	10,147
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,823
Honolulu HI City & County GO	5.000%	10/1/29	2,270	2,722
Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,052
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,141
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,578
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,743
Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,850
Honolulu HI City & County GO	4.000%	9/1/36	2,910	3,306
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,625
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	7,003
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	11,293
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	9,803
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/31	18,060	21,431
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	7,948
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	8,009
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/36	3,000	3,663
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/38	7,230	8,100
				832,100
Idaho (0.1%)
5 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.375%	7/1/34	4,425	4,715
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/28	4,060	5,072
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/29	4,810	5,941

Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/30	4,525	5,552
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,520	1,812
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,286
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/30	3,250	3,555
Idaho Housing & Finance Association RAN	5.000%	7/15/25	2,070	2,483
Idaho Housing & Finance Association RAN	5.000%	7/15/26	1,010	1,236
Idaho Housing & Finance Association RAN	5.000%	7/15/27	5,640	7,037
				40,689
Illinois (5.9%)
Champaign County IL Community Unit School
District No. 4 GO	5.000%	1/1/31	1,605	1,890
Chicago IL GO	0.000%	1/1/24	4,000	3,525
Chicago IL Board of Education GO	2.125%	10/1/19	37,500	37,508
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,567
Chicago IL Board of Education GO	5.000%	12/1/19	3,585	3,617
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	2,700	2,740
Chicago IL Board of Education GO	5.000%	12/1/21	20,000	21,084
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,413
Chicago IL Board of Education GO	5.000%	12/1/22	2,775	2,981
Chicago IL Board of Education GO	5.000%	12/1/22	12,000	12,889
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,695
Chicago IL Board of Education GO	5.000%	12/1/23	15,000	16,407
Chicago IL Board of Education GO	5.000%	12/1/24	20,000	22,214
Chicago IL Board of Education GO	5.000%	12/1/25	11,000	12,379
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	5,000	4,076
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	3,500	4,148
Chicago IL Board of Education GO	5.000%	12/1/26	10,800	12,281
Chicago IL Board of Education GO	7.000%	12/1/26	19,600	24,280
Chicago IL Board of Education GO	5.000%	12/1/27 (4)	2,750	3,307
Chicago IL Board of Education GO	5.000%	12/1/27	1,000	1,150
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	10,270	7,818
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	4,320	3,289
Chicago IL Board of Education GO	5.000%	12/1/28 (4)	3,000	3,655
Chicago IL Board of Education GO	5.000%	12/1/29 (4)	2,500	3,026
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	1,150	802
Chicago IL Board of Education GO	5.000%	4/1/33	1,200	1,361
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	21,602
Chicago IL Board of Education GO	5.000%	4/1/34	1,535	1,734
Chicago IL Board of Education GO	5.000%	4/1/35	1,615	1,816
Chicago IL Board of Education GO	5.250%	12/1/35	12,095	13,166
Chicago IL Board of Education GO	5.000%	12/1/36	250	278
Chicago IL Board of Education GO	5.000%	4/1/37	1,350	1,509
Chicago IL Board of Education GO	5.000%	4/1/38	1,700	1,894
Chicago IL GO	5.000%	1/1/26	1,660	1,848
Chicago IL GO	5.000%	1/1/26	11,835	13,295
Chicago IL GO	5.000%	1/1/26	1,050	1,169
Chicago IL GO	5.000%	1/1/27 (14)	4,400	4,416
Chicago IL GO	5.000%	1/1/27	9,000	10,226
Chicago IL GO	5.000%	1/1/28 (14)	4,400	4,416
Chicago IL GO	5.000%	1/1/28	6,000	6,891
Chicago IL GO	5.000%	1/1/29	3,000	3,476
Chicago IL GO	5.500%	1/1/30	750	845
Chicago IL GO	5.000%	1/1/31	2,000	2,294

Chicago IL GO	5.500%	1/1/35	8,000	9,424
Chicago IL GO	5.000%	1/1/39	17,090	18,992
Chicago IL GO	5.000%	1/1/40	1,335	1,480
Chicago IL Housing Authority Revenue	5.000%	1/1/27	3,765	4,579
Chicago IL Housing Authority Revenue	5.000%	1/1/28	2,000	2,463
Chicago IL Housing Authority Revenue	5.000%	1/1/30	1,250	1,525
Chicago IL Housing Authority Revenue	5.000%	1/1/31	1,250	1,515
Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,885	2,260
Chicago IL Housing Authority Revenue	5.000%	1/1/34	4,205	5,021
Chicago IL Housing Authority Revenue	5.000%	1/1/36	6,140	7,248
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	37,726
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,550	2,862
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,415	3,944
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,140	6,885
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,364
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,342
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,725	7,612
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,486
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,283
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,206
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27	3,500	3,752
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	3,000	3,207
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	2,000	2,132
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	13,495	14,332
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	10,000	10,620
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,281
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,420
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	5,500	6,529
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,098
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,717
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	1,260	1,528
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	1,000	1,213
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,025	4,393
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,143
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	1,185	1,464
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	32,400	40,038
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,881
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,777
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	1,130	1,388
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	2,010	2,469
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	10,775	12,620
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,268
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/28	5,000	6,244
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	900	1,101
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,825	2,233
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	2,000	2,392
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	10,300	12,038
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,265
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,574
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,500	1,819
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	5,700	6,781
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,000	3,483
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,499
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,000	3,699
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	720	870
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,030	2,452

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	13,065	15,457
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	22,500	26,036
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,146
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/31	3,595	4,416
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	3,500	4,124
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	4,750	5,597
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	10,000	11,538
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	10,010	11,995
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	4,750	5,583
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	20,040	23,068
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,120
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	10,010	11,958
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	18,750	21,977
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	10,500	12,501
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	12,250	14,316
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	11,930	13,942
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	8,750	10,198
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	3,000	3,689
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	5,000	5,917
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	1,040	1,209
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	10,885	12,653
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	3,000	3,675
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	3,000	3,659
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	11,000	13,377
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,090
Chicago IL Park District GO	5.000%	1/1/25	625	717
Chicago IL Park District GO	5.000%	1/1/25	4,685	5,018
Chicago IL Park District GO	5.000%	1/1/26	515	600
Chicago IL Park District GO	5.000%	1/1/27	2,085	2,470
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,162
Chicago IL Park District GO	5.000%	1/1/28	1,420	1,702
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,158
Chicago IL Park District GO	5.000%	1/1/29	785	906
Chicago IL Park District GO	5.000%	1/1/30	4,500	5,331
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,148
Chicago IL Park District GO	5.000%	1/1/31	1,600	1,871
Chicago IL Park District GO	5.000%	1/1/31	5,570	6,534
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,142
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,285
Chicago IL Park District GO	5.000%	1/1/31	3,445	3,798
Chicago IL Park District GO	5.000%	1/1/32	2,625	2,886
Chicago IL Park District GO	5.000%	1/1/32	5,000	5,820
Chicago IL Park District GO	5.000%	1/1/32	5,545	6,454
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,098
Chicago IL Park District GO	5.000%	1/1/33	1,095	1,202
Chicago IL Park District GO	5.000%	1/1/33	2,620	3,040
Chicago IL Park District GO	5.000%	1/1/33	1,720	1,996
Chicago IL Park District GO	5.000%	1/1/33	5,140	5,965
Chicago IL Park District GO	5.000%	1/1/33	2,000	2,270
Chicago IL Park District GO	5.000%	1/1/34	1,500	1,643
Chicago IL Park District GO	5.000%	1/1/34	1,640	1,897
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,264
Chicago IL Park District GO	5.000%	1/1/35	1,075	1,175
Chicago IL Park District GO	5.000%	1/1/35	1,775	2,046
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,026
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,366
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,872

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	2,075	2,482
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	1,035	1,238
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	31,979
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,425
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	30,995
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	10,034
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,707
5 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.520%	8/7/19	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,460	2,740
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	3,100	3,666
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,545	3,039
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	3,330	3,970
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	9,030	10,746
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,675	1,877
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,618
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30 (14)	17,000	21,173
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,217
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,072
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,525	2,781
Chicago IL Water Revenue	5.000%	11/1/23	1,750	1,933
Chicago IL Water Revenue	5.000%	11/1/24	1,585	1,748
Chicago IL Water Revenue	5.000%	11/1/25	2,665	2,933
Chicago IL Water Revenue	5.000%	11/1/26	2,125	2,333
Chicago IL Water Revenue	5.000%	11/1/28	5,550	6,069
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,905
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,256
Chicago IL Water Revenue	5.000%	11/1/32	3,075	3,332
Chicago IL Waterworks Revenue	5.000%	11/1/19 (4)	6,855	6,875
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,450	1,607
Chicago IL Waterworks Revenue	5.000%	11/1/27	10,395	12,615
Chicago IL Waterworks Revenue	5.000%	11/1/29	7,050	8,458
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,030	1,168
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,261
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,040	2,296
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,171
Cook County IL Community College District GO	5.250%	12/1/26	2,065	2,246
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,166
Cook County IL Community College District GO	5.250%	12/1/28	2,020	2,178
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,520	1,644
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,078
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,669
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,390
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,788
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,499
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,395
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,625
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,326
Cook County IL GO	5.000%	11/15/20	7,500	7,574
Cook County IL GO	5.000%	11/15/21	5,410	5,463

Cook County IL GO	5.250%	11/15/25	4,700	5,049
Cook County IL GO	5.000%	11/15/26 (4)	2,500	3,035
Cook County IL GO	5.250%	11/15/28	35,500	38,005
Cook County IL GO	5.000%	11/15/34	1,180	1,363
Cook County IL GO	5.000%	11/15/35	1,025	1,180
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	1,990
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,070
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	4,575	5,197
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,259
Evanston IL GO	3.500%	12/1/38	2,000	2,056
Evanston IL GO	3.500%	12/1/39 (15)	2,000	2,081
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,144
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,210	1,422
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,493
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,010	5,778
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	11/1/30	7,000	8,359
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	6,724
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,020	3,277
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	10,774
5 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	1.520%	8/7/19 (12)	7,200	7,200
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,575
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,504
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	8,283
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,684
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/19 (Prere.)	17,920	18,090
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/19 (Prere.)	15,000	15,147
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,000	1,104
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/31	2,560	2,769
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	6,000	7,317
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/34	6,000	7,237
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/35	5,000	6,012
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/28	2,085	2,528

Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/29	2,030	2,449
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/30	1,010	1,211
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,783
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	6,430	7,405
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/37	6,500	7,454
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	735	764
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/27	3,070	3,198
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,765	9,182
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	2,000	2,171
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,146
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	1.450%	8/7/19 LOC	9,400	9,400
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,576
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,670	4,002
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,627
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,705
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,790
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,874
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,963
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,058
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/33	2,300	2,802
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/36	7,605	9,121
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/37	6,865	8,188
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/23	1,245	1,421
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	7,900	8,694
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/31	6,525	7,023
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/32	10,000	10,713
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/33	3,955	4,550
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/34	3,500	4,012

Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.750%	8/15/19 (Prere.)	9,000	9,015
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/33	5,100	5,930
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/35	5,500	6,347
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/36	2,500	2,872
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/27	3,170	3,971
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/28	3,225	4,070
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/29	2,250	2,809
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	4.000%	7/15/36	2,300	2,548
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	4.000%	7/15/37	2,500	2,756
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,040	2,242
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,118
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/23	1,050	1,204
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,070	5,445
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/24	1,850	2,176
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/25	2,025	2,426
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,020	1,227
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/28	1,250	1,472
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/29	2,000	2,339
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/30	2,300	2,708
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/31	2,190	2,379
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	24,709
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/24	5,065	5,896
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/25	8,000	9,539
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/26	8,000	9,756
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/27	10,000	12,427
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	13,750	17,041
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/32	10,000	12,076
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/33	1,800	2,002

Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/30	2,540	2,768
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/31	2,065	2,234
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/32	2,000	2,154
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,403
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,718
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,030	4,733
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,678
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/30	4,000	4,627
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,015	1,190
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	3,053
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/20 (Prere.)	7,000	7,166
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/29	1,920	2,301
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/30	1,550	1,847
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	4.000%	3/1/35	600	643
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.250%	2/15/37	1,180	1,274
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	11,621
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,487
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,310
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	6,645	6,913
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/24	1,145	1,348
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/26	1,700	2,085
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	1.500%	8/1/19 LOC	23,265	23,265
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,162
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,010	2,245
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,322
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,062
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,608
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,227

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,774
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,731
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	17,590
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,567
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,230
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,638
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,690
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	17,343
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,127
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	17,319
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	33,333
Illinois GO	5.000%	11/1/19	8,200	8,263
Illinois GO	5.000%	1/1/20 (4)	8,635	8,772
Illinois GO	5.000%	8/1/20	2,000	2,061
Illinois GO	5.000%	11/1/20	115,875	120,001
Illinois GO	5.000%	1/1/21 (4)	21,470	21,811
Illinois GO	5.250%	1/1/21	7,525	7,845
Illinois GO	5.000%	5/1/21	4,785	5,014
Illinois GO	5.000%	8/1/21	25,000	26,366
Illinois GO	5.000%	11/1/21	79,080	83,760
Illinois GO	5.000%	1/1/22	3,180	3,218
Illinois GO	5.000%	2/1/22	5,230	5,566
Illinois GO	5.000%	2/1/22	7,740	8,237
Illinois GO	5.000%	7/1/22	7,050	7,575
Illinois GO	5.000%	8/1/22	10,000	10,765
Illinois GO	5.000%	8/1/22 (4)	11,720	12,740
Illinois GO	5.000%	10/1/22	13,500	14,586
Illinois GO	5.000%	10/1/22	5,385	5,818
Illinois GO	5.000%	11/1/22	10,000	10,824
Illinois GO	5.000%	11/1/22	65,730	70,935
Illinois GO	5.000%	2/1/23	8,500	9,186
Illinois GO	5.000%	2/1/23	7,000	7,565
Illinois GO	5.000%	7/1/23	6,120	6,668
Illinois GO	5.000%	8/1/23	17,050	18,608
Illinois GO	5.000%	10/1/23	5,000	5,474
Illinois GO	5.000%	10/1/23	4,500	4,926
Illinois GO	5.000%	11/1/23	42,780	46,742
Illinois GO	4.000%	1/1/24	4,860	5,010
Illinois GO	5.000%	1/1/24	14,060	15,414
Illinois GO	5.000%	2/1/24	6,270	6,884
Illinois GO	4.000%	5/1/24	10,000	10,547
Illinois GO	5.500%	7/1/24	19,000	21,047
Illinois GO	5.000%	8/1/24	25,335	27,108
Illinois GO	5.000%	10/1/24	3,000	3,330
Illinois GO	5.000%	10/1/24	3,000	3,330
Illinois GO	5.000%	11/1/24	38,000	41,939

Illinois GO	5.000%	2/1/25	3,250	3,625
Illinois GO	5.000%	2/1/25	3,775	4,141
Illinois GO	5.000%	11/1/25	18,275	20,406
Illinois GO	5.000%	1/1/26	2,115	2,387
Illinois GO	5.000%	2/1/26	11,175	12,221
Illinois GO	5.000%	4/1/26 (4)	16,175	17,889
Illinois GO	5.500%	7/1/26	7,000	7,713
Illinois GO	5.000%	10/1/26	4,800	5,463
Illinois GO	5.000%	11/1/26	51,315	57,770
Illinois GO	5.000%	12/1/26	8,390	9,453
Illinois GO	5.000%	4/1/27	3,840	4,196
Illinois GO	5.500%	7/1/27	8,000	8,792
Illinois GO	5.000%	9/1/27	10,000	11,488
Illinois GO	5.000%	11/1/27	1,000	1,134
Illinois GO	5.000%	12/1/27	10,560	12,004
Illinois GO	5.000%	2/1/28	10,305	11,723
Illinois GO	5.000%	4/1/28 (4)	4,515	4,971
Illinois GO	5.250%	7/1/28	2,710	2,948
Illinois GO	5.000%	10/1/28	4,000	4,643
Illinois GO	5.000%	11/1/28	19,000	21,463
Illinois GO	5.250%	2/1/29	8,750	9,588
Illinois GO	5.000%	3/1/29	23,000	24,200
Illinois GO	5.000%	10/1/29	4,000	4,614
Illinois GO	5.000%	11/1/29	15,000	16,846
Illinois GO	5.250%	2/1/30	13,000	14,195
Illinois GO	5.000%	10/1/30	3,000	3,437
Illinois GO	5.000%	1/1/31	11,000	11,496
Illinois GO	5.000%	3/1/31	7,985	8,366
Illinois GO	5.250%	7/1/31	6,000	6,467
Illinois GO	5.000%	11/1/32	9,200	10,206
Illinois GO	4.000%	6/1/33	5,880	5,998
Illinois GO	5.500%	7/1/33 (4)	3,300	3,668
Illinois GO	5.000%	10/1/33	3,000	3,392
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	1,155	1,359
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	5,696
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,025	5,894
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	13,569
Illinois Sales Tax Revenue	5.000%	6/15/20	3,910	3,921
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	9,933
Illinois Sales Tax Revenue	5.000%	6/15/21	15,115	15,917
Illinois Sales Tax Revenue	5.000%	6/15/27 (15)	10,245	11,899
Illinois Sales Tax Revenue	5.000%	6/15/28 (15)	13,485	15,614
Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,499
Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,483
Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,590
Illinois Sports Facility Authority Revenue	0.000%	6/15/25 (2)	9,930	8,375
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,463
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,800	14,348
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,399
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	6,000	7,358
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,397
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,538
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	10,000	12,473

Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,900
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	10,400	13,165
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	5,245	5,828
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	23,100	29,044
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,875
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,605
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	21,750	27,156
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,076
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,055	14,130
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,978
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,055	8,261
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,969
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,839
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,802
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,860	4,381
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,336
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,450
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,500	3,018
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,403
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	2,500	2,997
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,000	2,390
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	4,500	5,360
Illinois Toll Highway Authority Revenue VRDO	1.440%	8/7/19 LOC	35,760	35,760
Illinois Toll Highway Authority Revenue VRDO	1.440%	8/7/19 LOC	1,000	1,000
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/21	1,775	1,868
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20 (14)	5,000	4,966
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22 (14)	5,690	5,467
Lake County IL Township High School District
No. 113 GO (Highland Park)	5.000%	1/1/36	5,000	5,530
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,813
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,357
McHenry County IL Conservation District GO	5.000%	2/1/22	3,100	3,379
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,731
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,155	19,250
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	21,038
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,895	25,645
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,735	9,160
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,420	7,779
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/29 (14)	25,000	30,443
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	29,721
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	85
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	9,000	4,600

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (ETM)	755	710
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (14)	32,125	29,232
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	4,250	4,869
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	2,270	2,617
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	29,840	31,963
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	44,255	30,832
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	72,685	49,694
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/31	675	765
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	25,135	16,868
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/32	600	678
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	41,400	26,737
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/33 (14)	7,500	4,757
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/33	450	507
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/34	520	584
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	11,990	6,429
4 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project), 4.700% coupon
rate effective 6/15/2031	0.000%	12/15/37	1,800	1,180
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,300	1,533
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/25	3,015	3,626
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	4,115	5,035
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/27	5,090	6,175

Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/28	6,170	7,456
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/30	3,500	4,183
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/31	2,325	2,579
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	2,215	2,447
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	38,000	40,971
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	10,000	10,872
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	23,165	27,976
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/27	10,780	12,947
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/28	3,725	4,456
Romeoville IL GO	5.000%	12/30/26	3,480	4,284
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/25	3,850	4,566
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/26	3,500	4,237
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/27	3,615	4,455
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	8,750	10,961
Southwestern Illinois Development Authority
Revenue (Local Government Program)	0.000%	2/1/26 (12)	2,525	2,175
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,256
Springfield IL Electric Revenue	5.000%	3/1/26	3,345	3,925
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,737
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,167
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,016
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,285
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,513
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,155
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,363
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,269
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,114
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,736
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,251
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,246
University of Illinois COP	4.000%	8/15/19	10,000	10,010

University of Illinois COP	4.000%	10/1/19	5,115	5,138
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/26 (4)	1,070	1,204
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/28 (4)	1,075	1,208
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/29 (4)	2,749	3,071
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,869
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	8,651
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,706
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,900	10,479
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	4,301
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	3,950
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,796
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	9,615
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	7,231
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	3,582
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	3,107
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,647
				4,081,503
Indiana (1.2%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/32	8,155	9,696
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,110	10,804
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/34	9,640	11,394
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/36	13,470	15,852
Carmel IN Redevelopment Authority Lease
Rental Revenue	4.000%	8/1/30	1,000	1,062
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,802
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/26	1,000	1,201
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/27	750	908
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/27	1,320	1,612
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/28	750	927
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/30	1,250	1,524
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/30	1,120	1,362

Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/31	1,000	1,207
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/31	1,000	1,203
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/32	1,250	1,495
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/33	1,000	1,192
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/35	1,250	1,477
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	245	264
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,402
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,421
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,824
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,819
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,813
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,807
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,420	1,695
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,216
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,175
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,040
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,158
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,475
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	21,386
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	22,145
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	2.250%	7/1/25	6,250	6,486
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/26	1,485	1,829
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/29	1,380	1,776
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/22 (Prere.)	95	105
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/29	2,915	3,179
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,630
Indiana Finance Authority Revenue	5.000%	2/1/23	11,135	12,616
Indiana Finance Authority Revenue	5.000%	2/1/26	5,665	6,776
Indiana Finance Authority Revenue	5.000%	2/1/27	4,150	5,136

Indiana Finance Authority Revenue (BHI Senior
Living)	5.000%	11/15/25	1,860	2,165
Indiana Finance Authority Revenue (BHI Senior
Living)	5.000%	11/15/26	1,000	1,179
Indiana Finance Authority Revenue (BHI Senior
Living)	5.000%	11/15/38	2,000	2,274
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/27	350	430
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/28	385	481
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/32	1,000	1,252
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/34	1,100	1,360
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/36	1,115	1,243
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/37	1,320	1,466
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,292
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,093
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,182
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,090
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/29	1,915	2,298
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,517
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/30	1,260	1,504
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/31	1,665	1,977
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/36	2,000	2,340
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/26	5,825	7,183
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/26	6,475	7,985
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/27	6,360	7,981
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/27	6,785	8,514
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/28	6,720	8,356
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/28	6,970	8,667

Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	7,400	9,135
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	4,010	4,950
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	19,250	23,596
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	22,000	26,730
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/32	19,715	23,857
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	16,850	18,499
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/36	11,140	12,190
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/37	6,220	6,783
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,040	3,695
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,000	6,069
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	7,249
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	12,181
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/23 (Prere.)	9,150	10,358
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/20 (Prere.)	6,295	6,604
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	2,850	3,080
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,184
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/25	1,045	1,134
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,171
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,548
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,673
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,566
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,098
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,684
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,020	10,835
Indiana Municipal Power Agency Revenue	5.000%	1/1/30	3,985	4,987
Indiana Municipal Power Agency Revenue	5.000%	1/1/31	5,325	6,617
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,280	8,711
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	6,320	7,777
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	22,655
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	4,085	5,006
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,110	23,874
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	1,315	1,604
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,780

Indiana Municipal Power Agency Revenue	5.000%	1/1/37	2,410	2,912
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,077
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,077
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,680
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	4,849
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,108
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	3,914
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,425
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,274
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/26	2,620	3,258
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/27	2,175	2,753
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/28	1,775	2,291
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/29	3,045	3,895
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/30	5,095	6,463
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/35	7,000	8,673
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/36	10,000	12,347
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/37	4,500	5,531
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,672
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	16,267
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,595	1,623
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,050	5,066
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	8,741
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,122
2 Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/30	1,160	1,457
2 Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/32	1,610	1,995
2 Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/33	1,540	1,894
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,500	1,877
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,689
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,000	1,268
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,500	1,895
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,083
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,910	2,393
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,500	4,369
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,605

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,250	2,535
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	7,000	7,113
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	4,285	4,354
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	3,535	3,592
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,312
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,636
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/27	7,355	8,632
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/27	7,200	8,508
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/28	7,645	9,064
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/28	7,795	9,281
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	8,000	9,385
Ivy IN Tech Community College Revenue	5.000%	7/1/34	1,600	1,975
Ivy IN Tech Community College Revenue	5.000%	7/1/35	1,095	1,346
Ivy IN Tech Community College Revenue	5.000%	7/1/36	1,625	1,990
Ivy IN Tech Community College Revenue	5.000%	7/1/37	2,175	2,650
Ivy IN Tech Community College Revenue	5.000%	7/1/38	2,365	2,873
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	4,863
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,855	5,444
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/20	170	175
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/32	1,850	2,243
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/33	2,505	3,029
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/34	1,590	1,917
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/36	1,255	1,504
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project)	2.750%	6/1/25	13,000	13,711
Wayne Township School Building Corp. Marion
County Indiana Revenue	5.000%	7/15/25	4,460	5,205
				826,480
Iowa (0.2%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,074
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,076
Des Moines IA GO	5.000%	6/1/26	5,870	7,242
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	5,508
Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health) VRDO	1.470%	8/1/19 LOC	8,120	8,120
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	6,250	6,327
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	544

5 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,106
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	59,200	63,999
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,116
Iowa Special Obligation Revenue	5.000%	6/1/24	4,090	4,818
Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,862
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,174
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,134
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,189
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,170
Polk County IA GO	4.000%	6/1/22	12,620	13,626
Polk County IA GO	4.000%	6/1/23	13,050	14,080
Polk County IA GO	5.000%	6/1/23	2,125	2,434
Polk County IA GO	5.000%	6/1/24	2,425	2,863
Waukee IA Community School District GO	3.000%	6/1/31	4,700	4,964
Waukee IA Community School District GO	3.000%	6/1/32	4,840	5,074
				170,500
Kansas (0.6%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/27	2,500	2,953
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/28	4,010	4,719
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29	3,000	3,500
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/30	3,025	3,499
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/31	5,750	6,589
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/32	2,000	2,447
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/33	2,465	3,007
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/34	2,680	3,256
Geary County KS Unified School District No.
475 GO	5.000%	9/1/25	355	432
Geary County KS Unified School District No.
475 GO	5.000%	9/1/26	350	424
Geary County KS Unified School District No.
475 GO	5.000%	9/1/27	425	513
Geary County KS Unified School District No.
475 GO	5.000%	9/1/28	635	764
Geary County KS Unified School District No.
475 GO	5.000%	9/1/29	600	719
Geary County KS Unified School District No.
475 GO	5.000%	9/1/30	775	925
Geary County KS Unified School District No.
475 GO	5.000%	9/1/31	650	772
Geary County KS Unified School District No.
475 GO	4.000%	9/1/33	750	828

Geary County KS Unified School District No.
475 GO	4.000%	9/1/34	700	770
Geary County KS Unified School District No.
475 GO	4.000%	9/1/35	2,000	2,194
Geary County KS Unified School District No.
475 GO	4.000%	9/1/36	2,155	2,358
Geary County KS Unified School District No.
475 GO	4.000%	9/1/37	1,835	2,003
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	702
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	582
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	580
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	577
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	574
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	742
Johnson County KS Public Building Commission
(Courthouse & Medical Examiners Facilities)
Revenue	4.000%	9/1/27	20,000	23,259
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,070	1,271
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,545	1,835
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/29	1,000	1,116
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,114
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/32	650	720
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/33	500	552
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	24,000	25,010
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	10,050	10,858
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	7,485	8,370
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	11,858
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	15,698
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	2,310	2,805
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	16,501
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	13,409
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	18,233
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/37	9,875	11,970

Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,022
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,020
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,015	2,054
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/19 (Prere.)	230	233
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,205	10,333
5 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	1.450%	8/7/19	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	11,400	11,726
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,000	11,386
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	11,295
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,515	15,255
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	26,552
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	7,885
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,055	7,910
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	14,457
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	16,706
Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,423
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	7,290
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/20 (Prere.)	6,510	6,619
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	990	1,006
Lawrence KS Water & Sewage System
Revenue	5.000%	11/1/28	3,575	4,312
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	602
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,165	1,168
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,265	1,269
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,060	1,063

Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,360	1,364
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,118
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/24	3,050	3,615
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/25	1,250	1,473
Seward County KS Unified School District No.
480 GO	4.000%	9/1/30	5,430	5,996
Seward County KS Unified School District No.
480 GO	4.000%	9/1/31	3,000	3,298
Seward County KS Unified School District No.
480 GO	4.000%	9/1/32	2,000	2,193
Seward County KS Unified School District No.
480 GO	4.000%	9/1/33	2,000	2,187
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	825	916
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,630	1,863
				410,617
Kentucky (1.2%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/25	720	826
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,647
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,833
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/28	1,130	1,295
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,160	14,722
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,010	7,283
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/27	1,835	2,275
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/31	2,240	2,759
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/32	1,360	1,669
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/33	1,380	1,688
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/34	1,405	1,711
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/35	1,490	1,808
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/36	1,880	2,274

Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/37	1,750	2,108
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/38	1,750	2,102
Kentucky Economic Development Finance
Authority Health System Revenue (Baptist
Healthcare System)	5.000%	8/15/27	4,000	4,809
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	10,432
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/29	2,020	2,413
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/30	2,055	2,436
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,000	1,177
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/32	1,500	1,759
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/34	2,720	3,169
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/35	1,600	1,858
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/36	2,500	2,894
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/37	4,745	5,474
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,030
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,031
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	7,000	7,101
1 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT, 68% of 1M USD LIBOR + 0.900%	2.534%	2/1/20	40,000	40,004
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/25 (14)	4,500	5,341
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,204
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	3,520	4,132
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,677

Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,759
Kentucky Municipal Power Agency Power
System Revenue PUT	3.450%	3/1/26	16,500	17,281
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	6,870
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,031
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	4,503
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,100	36,407
Kentucky Property & Building Commission
Revenue	5.000%	5/1/31 (15)	2,750	3,372
Kentucky Property & Building Commission
Revenue	5.000%	5/1/32 (15)	2,000	2,442
Kentucky Property & Building Commission
Revenue	5.000%	5/1/33 (15)	2,000	2,434
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34 (15)	1,000	1,212
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	220,790	240,778
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	145,700	161,408
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	23,000	25,486
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	38,800	42,959
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,662
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,536
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,100	1,214
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,690	1,969
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,400
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,854
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,805	2,163
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,885	7,205
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,405	2,928

Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	9,724
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,056
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,766
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,991
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,150	1,402
University of Kentucky Revenue	4.000%	10/1/29	3,010	3,425
University of Kentucky Revenue	4.000%	10/1/31	15,070	16,954
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,209
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,471
				802,812
Louisiana (1.0%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,162
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,157
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,154
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,457
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.470%	8/1/19	83,815	83,815
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.470%	8/1/19	84,600	84,600
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/19 (Prere.)	5,165	5,165
Ernest N. Morial New Orleans LA Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,083
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/34 (4)	1,500	1,812
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/36 (4)	2,000	2,400
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,045	2,355
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,283
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,811
Lafayette LA Utilities Revenue	5.000%	11/1/26 (4)	950	1,177
Lafayette LA Utilities Revenue	5.000%	11/1/28 (4)	1,010	1,267
Lafayette LA Utilities Revenue	5.000%	11/1/29 (4)	800	998
Lafayette LA Utilities Revenue	5.000%	11/1/30 (4)	1,500	1,858
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	5,140	6,492
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	4,525	5,715
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29	2,520	3,166
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	23,000	24,409
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,785
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	6,150	7,621
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,490
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	3,990	4,924
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,778
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	4,350	5,352
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,585

Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,350	5,325
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,121
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	3,500	4,272
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	5,000	6,066
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37	5,000	6,045
Louisiana GO	5.000%	4/1/24	5,000	5,847
Louisiana GO	5.000%	8/1/25	2,375	2,794
Louisiana GO	5.000%	12/1/26	7,870	9,290
Louisiana GO	5.000%	5/1/29	14,815	17,543
Louisiana GO	4.000%	5/15/29	16,800	18,202
Louisiana GO	5.000%	5/1/30	2,950	3,474
Louisiana GO	5.000%	10/1/30	2,000	2,488
Louisiana GO	4.000%	10/1/34	10,710	11,984
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/29 (15)	5,900	7,400
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/31 (15)	11,040	13,564
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/32 (15)	1,575	1,928
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/33 (15)	1,520	1,854
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/34 (15)	2,260	2,746
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/35 (15)	2,505	3,027
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/36 (15)	2,635	3,171
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/37 (15)	2,775	3,327
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/38 (15)	2,915	3,485
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,744
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,567
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	3,957
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,877

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,790	2,915
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	11,000	11,492
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,000	2,089
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,879
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,065
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,560
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/20 (Prere.)	15,905	16,731
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/26	1,300	1,588
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/27	1,250	1,555
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/28	2,135	2,648
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	45	54
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	50	60
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/31	7,010	8,092
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/32	8,390	9,648
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/36	5,000	5,973
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/37	6,700	7,963
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/38	4,040	4,791

Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center) PUT	5.000%	6/1/25	15,000	17,755
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/27	2,785	3,424
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/28	1,470	1,836
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,356
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/36 (4)	2,200	2,535
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	450
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	605
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	860	1,013
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,015	1,189
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	3,625	4,125
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,520	6,277
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,010	5,689
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,275
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,850	4,338
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,569
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,121
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,088
New Orleans LA Aviation Board Revenue	5.000%	10/1/28 (4)	1,825	2,281
New Orleans LA Aviation Board Revenue	5.000%	10/1/33 (4)	1,000	1,213
New Orleans LA Aviation Board Revenue	5.000%	10/1/34 (4)	1,280	1,544
New Orleans LA Aviation Board Revenue	5.000%	10/1/35 (4)	1,480	1,778
New Orleans LA Aviation Board Revenue	5.000%	10/1/37 (4)	1,600	1,907
New Orleans LA GO	5.000%	12/1/23	2,250	2,509
New Orleans LA GO	5.000%	12/1/24	2,500	2,784
New Orleans LA GO	5.000%	12/1/25	2,500	2,782
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,190
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,509
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,563
Shreveport LA Water & Sewer Revenue	5.000%	12/1/26 (15)	1,955	2,380
Shreveport LA Water & Sewer Revenue	5.000%	12/1/27 (15)	1,750	2,161
Shreveport LA Water & Sewer Revenue	5.000%	12/1/28 (15)	1,150	1,437
Shreveport LA Water & Sewer Revenue	5.000%	12/1/31 (15)	1,000	1,231
Shreveport LA Water & Sewer Revenue	5.000%	12/1/32 (15)	2,360	2,894
Shreveport LA Water & Sewer Revenue	4.000%	12/1/34 (15)	2,175	2,457
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,285	24,547
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,554
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	13,368

Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,399
				701,205
Maine (0.1%)
Lower Kennebec ME Regional School Unit No. 1
GO	3.000%	11/1/33	1,000	1,052
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/31	680	833
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/32	510	622
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/33	560	681
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/34	2,310	2,797
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/35	2,250	2,714
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/36	3,315	3,979
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/37	3,365	4,018
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/38	2,470	2,937
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/26	365	443
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/27	350	432
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/28	360	441
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/29	465	566
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,379
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,374
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,624
Maine Municipal Bond Bank Revenue	4.000%	11/1/32	3,260	3,772
Maine Municipal Bond Bank Revenue	4.000%	11/1/33	2,920	3,366
Maine Municipal Bond Bank Revenue	5.000%	11/1/36	5,630	7,136
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/26	1,015	1,257
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/27	1,300	1,597
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/28	2,210	2,702
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/29	2,010	2,446
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/30	1,890	2,285
Maine Turnpike Authority Revenue	5.000%	7/1/30	2,030	2,569
Maine Turnpike Authority Revenue	5.000%	7/1/31	1,825	2,292
Maine Turnpike Authority Revenue	5.000%	7/1/33	1,460	1,820
Maine Turnpike Authority Revenue	5.000%	7/1/34	1,750	2,173
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,015
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,015
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,015
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,635
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,015
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,746
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,217

Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,283
				72,248
Maryland (3.6%)
Anne Arundel County MD GO	5.000%	4/1/20	1,855	1,903
Anne Arundel County MD GO	5.000%	4/1/20	830	852
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,314
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,251
Anne Arundel County MD GO	5.000%	10/1/20	4,735	4,950
Anne Arundel County MD GO	5.000%	4/1/21	6,395	6,807
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,001
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,208
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,757
Anne Arundel County MD GO	5.000%	10/1/21	3,615	3,918
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,303
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,371
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,577
Anne Arundel County MD GO	5.000%	10/1/21	6,185	6,703
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,110
Anne Arundel County MD GO	5.000%	10/1/22	3,615	4,054
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,383
Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,658
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,559
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,186
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,461
Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,745
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,707
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,734
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,914
Anne Arundel County MD GO	5.000%	10/1/24	2,370	2,825
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,799
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,777
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,932
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,782
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,769
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,772
Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,065
Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,275
Baltimore County MD GO	5.000%	8/1/21	2,600	2,801
Baltimore County MD GO	5.000%	8/1/21	5,000	5,387
Baltimore County MD GO	5.000%	8/1/21	6,705	7,224
Baltimore County MD GO	5.000%	2/1/22	3,000	3,289
Baltimore County MD GO	5.000%	8/1/26	7,595	9,210
Baltimore County MD GO	4.000%	3/1/30	4,000	4,626
Baltimore County MD GO	4.000%	3/1/33	7,115	8,326
Baltimore County MD GO	4.000%	3/1/34	7,470	8,678
Baltimore County MD GO	4.000%	3/1/35	7,845	9,046
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,208
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	6,249
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/26	1,000	1,235
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/30	11,075	14,402
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/32	12,000	15,416

Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/33	10,075	12,896
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/33	5,270	6,113
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,703
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,687
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,343
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	1,875
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,046
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,229
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,036
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,480
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,137
Charles County MD GO	5.000%	10/1/27	4,155	5,304
Charles County MD GO	5.000%	10/1/28	4,370	5,683
Frederick County MD GO	5.000%	2/1/23	4,505	5,108
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/27	2,000	2,327
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/28	2,000	2,315
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/33	5,000	5,688
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/36	2,000	2,262
Howard County MD GO	5.000%	8/15/20	14,125	14,698
Howard County MD GO	5.000%	8/15/21	14,440	15,580
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	1,961
Howard County MD GO	5.000%	2/15/22	13,605	14,937
Howard County MD GO	5.000%	8/15/24	2,680	2,889
Howard County MD GO	5.000%	2/15/25	4,500	5,422
Howard County MD GO	5.000%	8/15/25	4,305	5,254
Howard County MD GO	5.000%	8/15/25	2,050	2,502
Howard County MD GO	5.000%	2/15/26	5,320	6,562
Howard County MD GO	5.000%	2/15/27	20,180	25,420
Howard County MD GO	3.000%	8/15/32	4,775	5,014
Howard County MD GO	3.000%	8/15/33	4,925	5,154
Maryland Department of Transportation
Revenue	5.000%	5/1/20	13,000	13,381
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	9,138
Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	49,591
Maryland Department of Transportation
Revenue	5.000%	5/1/21	16,005	17,091
Maryland Department of Transportation
Revenue	4.000%	12/1/23	13,000	13,859
Maryland Department of Transportation
Revenue	4.000%	11/1/27	8,700	9,832
Maryland Department of Transportation
Revenue	4.000%	12/15/28	17,390	19,332
Maryland Department of Transportation
Revenue	4.000%	2/1/29	14,790	16,146
Maryland Department of Transportation
Revenue	4.000%	12/15/29	27,000	29,959
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,172

Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,395
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,643
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,471
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,286
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,534
Maryland GO	4.500%	8/1/20	13,615	14,084
Maryland GO	5.000%	8/1/20	5,145	5,348
Maryland GO	5.000%	3/1/21	31,755	33,726
Maryland GO	5.000%	3/1/21	13,990	14,858
Maryland GO	5.000%	3/1/21	7,580	8,050
Maryland GO	4.000%	8/1/21	43,490	45,992
Maryland GO	5.000%	8/1/21	16,405	17,679
Maryland GO	5.000%	8/1/21	33,110	35,681
Maryland GO	5.000%	8/1/21	2,230	2,403
Maryland GO	5.000%	3/1/22	32,550	35,791
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	41,077
3 Maryland GO	5.000%	3/1/22 (Prere.)	7,150	7,861
Maryland GO	5.000%	3/15/22	5,345	5,885
Maryland GO	5.000%	3/15/22	26,755	29,458
Maryland GO	5.000%	8/1/22	115,660	128,984
Maryland GO	5.000%	8/1/22	4,500	5,018
Maryland GO	5.000%	8/1/22	29,215	32,581
Maryland GO	5.000%	8/1/22	71,720	79,982
Maryland GO	5.000%	3/15/23	28,000	31,871
Maryland GO	5.000%	6/1/23	1,090	1,249
Maryland GO	4.000%	8/1/23	37,875	42,143
Maryland GO	5.000%	8/1/23	82,005	94,478
Maryland GO	5.000%	8/1/23	14,875	17,137
Maryland GO	5.000%	8/1/23	24,000	27,650
Maryland GO	5.000%	3/15/24	29,500	34,641
Maryland GO	5.000%	8/1/24	21,550	25,592
Maryland GO	5.000%	8/1/24	3,015	3,580
Maryland GO	5.000%	8/1/25	9,000	10,973
Maryland GO	5.000%	3/15/26	32,500	40,167
Maryland GO	4.000%	8/1/26	28,000	31,051
Maryland GO	5.000%	8/1/26	42,625	53,130
Maryland GO	5.000%	3/15/27	14,105	17,799
Maryland GO	4.000%	3/1/28	40,310	43,045
Maryland GO	4.000%	6/1/28	4,000	4,486
Maryland GO	4.000%	8/1/28	40,000	42,132
Maryland GO	4.000%	3/1/29	40,985	43,690
Maryland GO	4.000%	6/1/29	68,270	76,306
Maryland GO	4.000%	6/1/30	68,035	75,737
Maryland GO	5.000%	3/15/31	26,500	33,491
Maryland GO	5.000%	8/1/31	16,050	20,407
Maryland GO	3.500%	3/15/32	10,000	10,990
Maryland GO	4.000%	3/15/33	10,000	11,707
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/28	5,685	7,020

Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/29	2,000	2,466
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/30	2,180	2,671
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	856
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	996
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/28	565	693
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/29	425	518
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/30	850	1,030
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/32	1,000	1,199
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/33	1,000	1,105
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,089
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/31	5,615	6,356
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/32	6,650	7,510
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/33	5,000	5,641
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	2,968
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,510	1,514
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,007
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	902
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/23	12,970	14,725
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	14,000	16,343
Montgomery County MD GO	5.000%	11/1/20	11,370	11,925
Montgomery County MD GO	5.000%	7/1/21	2,395	2,573
Montgomery County MD GO	5.000%	7/1/21	2,500	2,686

Montgomery County MD GO	5.000%	11/1/22	39,265	44,153
Montgomery County MD GO	5.000%	11/1/22	13,750	15,462
Montgomery County MD GO	5.000%	11/1/22	14,000	15,743
Montgomery County MD GO	5.000%	11/1/23	18,000	20,899
Montgomery County MD GO	5.000%	11/1/23	14,750	17,125
Montgomery County MD GO	5.000%	11/1/24	15,390	18,401
Montgomery County MD GO	5.000%	11/1/26	8,300	9,871
Montgomery County MD GO	5.000%	11/1/26	4,000	5,014
Montgomery County MD GO	4.000%	11/1/27	5,095	6,093
Montgomery County MD GO	5.000%	11/1/29	2,000	2,360
Montgomery County MD GO	4.000%	11/1/30	14,000	15,658
Montgomery County MD GO	4.000%	12/1/30	14,000	15,678
Montgomery County MD GO	3.750%	11/1/37	15,500	16,870
Montgomery County MD GO VRDO	1.500%	8/1/19	900	900
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/25	15,235	18,553
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/26	11,715	14,588
Prince George MD Consolidated Public
Improvement GO	4.000%	7/15/30	7,500	8,839
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/33	14,000	14,713
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/34	6,265	6,553
Prince Georges County MD GO	5.000%	8/1/21	13,745	14,815
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,384
Prince Georges County MD GO	5.000%	7/15/22	12,000	13,362
Prince Georges County MD GO	5.000%	9/1/23	10,865	12,550
Prince Georges County MD GO	5.000%	7/15/26	22,685	28,248
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,262
Prince Georges County MD GO	4.000%	7/1/28	6,995	8,143
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.000%	4/1/31	1,030	1,114
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	2.500%	11/1/24	6,015	6,017
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	3.000%	11/1/25	1,375	1,380
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/26	600	688
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/26	770	883
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/28	1,100	1,250
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/29	500	567
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/30	800	904
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/32	535	601

Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/32	750	842
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/35	1,000	1,115
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/29	6,100	7,074
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/30	6,345	7,295
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/31	6,600	7,523
University of Maryland Auxiliary Facility & Tuition
Revenue	3.000%	4/1/32	5,360	5,658
University of Maryland Auxiliary Facility & Tuition
Revenue	3.125%	4/1/33	5,520	5,864
University System of Maryland Revenue	5.000%	4/1/24	4,390	5,160
University System of Maryland Revenue	5.000%	4/1/25	4,315	5,211
University System of Maryland Revenue	5.000%	4/1/26	3,925	4,847
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	9,064
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/31	5,160	5,949
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,406
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33	14,315	16,348
Washington Suburban Sanitation District
Maryland GO	5.000%	6/15/26	10,565	13,131
Washington Suburban Sanitation District
Maryland GO VRDO	1.420%	8/7/19	28,120	28,120
				2,500,925
Massachusetts (2.8%)
Boston MA GO	5.000%	4/1/20	6,000	6,160
Boston MA GO	5.000%	3/1/38	5,475	6,907
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/27	11,000	13,609
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	12/1/21	78,960	84,151
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/37	3,675	4,454
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	2,012
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,391
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	775	850
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	540	603
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,250	1,500
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,679
Massachusetts Clean Water Trust Revenue	5.000%	2/1/27	7,130	8,338
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,320	3,876
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	1,290	1,328
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	1,440	1,592
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	685	757
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	1,030	1,139

Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,465	1,606
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,135	4,523
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	5,010	5,473
Massachusetts College Building Authority
Revenue	4.000%	5/1/33	3,490	3,984
Massachusetts College Building Authority
Revenue	4.000%	5/1/34	3,715	4,205
Massachusetts College Building Authority
Revenue	5.000%	5/1/34	1,985	2,273
Massachusetts College Building Authority
Revenue	4.000%	5/1/35	3,865	4,348
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,860	2,907
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	14,986
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	13,840
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	5,615	6,895
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	13,500	15,158
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,339
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,287
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,258
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,770	1,909
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,286
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,404
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,613
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,719
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,182
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,230	1,321
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	9,825
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,157
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	1,015	1,198
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,199
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,360
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	4,023

Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	2,100	2,422
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	5,010	6,014
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	2,800	3,464
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/31	1,365	1,666
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,660	2,012
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/34	4,355	5,257
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/35	1,835	2,207
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/35	5,500	6,615
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/36	5,000	5,993
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	5,700	6,807
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	5,000	5,953
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	6,242
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	13,655	13,906
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	1,345	1,370
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32	1,250	1,560
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/33	1,250	1,554
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	1,000	1,238
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/35	1,250	1,541
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.000%	11/15/28	1,500	1,691
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.000%	11/15/33	3,000	3,317
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/26	500	545
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/27	560	609
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/37	2,000	2,216
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/27	5,065	6,379
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	8,020	10,178
5 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	1.400%	8/7/19	4,740	4,740
5 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	1.430%	8/7/19 LOC	5,570	5,570
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,348

Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,457
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	3,120
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	17,575	19,037
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	949
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	814
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	950
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	6,000	6,510
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	4,000	4,337
Massachusetts Development Finance Agency
Revenue (UMass Dartmouth)	5.000%	10/1/28	1,255	1,555
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,866
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/28	1,325	1,642
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/30	1,460	1,785
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,563
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	20,100	23,780
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,030	11,137
Massachusetts GO	5.000%	7/1/20	3,920	4,061
Massachusetts GO	5.500%	10/1/20 (14)	11,065	11,636
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	19,163
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	28,399
Massachusetts GO	5.000%	7/1/21	10,170	10,929
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	21,545
Massachusetts GO	5.250%	8/1/21 (2)	4,445	4,812
Massachusetts GO	5.250%	8/1/21	20,900	22,627
Massachusetts GO	5.000%	8/1/22	14,000	15,617
Massachusetts GO	5.000%	12/1/23	23,000	26,772
Massachusetts GO	5.500%	12/1/23 (2)	5,075	6,014
Massachusetts GO	5.000%	7/1/24	9,715	11,504
Massachusetts GO	5.000%	7/1/24	3,725	4,411
Massachusetts GO	5.000%	8/1/24	65,540	77,797
Massachusetts GO	5.000%	12/1/24	3,055	3,659
Massachusetts GO	5.000%	7/1/25	5,760	6,989
Massachusetts GO	5.000%	12/1/25	20,055	24,579
Massachusetts GO	5.000%	7/1/26	7,000	8,678
Massachusetts GO	5.000%	11/1/26	12,585	15,715
Massachusetts GO	5.000%	7/1/27	41,775	51,499
Massachusetts GO	5.000%	7/1/28	29,520	38,015
3 Massachusetts GO	5.000%	7/1/28	21,000	25,774
Massachusetts GO	5.000%	12/1/28	4,155	5,156
Massachusetts GO	5.000%	5/1/29	6,000	6,808
Massachusetts GO	5.000%	7/1/29	5,265	6,442

Massachusetts GO	5.000%	7/1/29	10,425	12,474
Massachusetts GO	5.000%	5/1/30	11,650	13,500
Massachusetts GO	5.000%	7/1/30	12,000	14,282
Massachusetts GO	5.000%	9/1/30	11,730	15,554
Massachusetts GO	4.000%	11/1/30	45,000	48,441
Massachusetts GO	5.000%	11/1/30	25,000	31,334
Massachusetts GO	5.000%	1/1/31	24,000	30,058
Massachusetts GO	5.000%	5/1/31	30,000	33,898
Massachusetts GO	5.000%	5/1/31	12,500	14,461
Massachusetts GO	5.000%	9/1/31	15,000	20,030
Massachusetts GO	5.000%	9/1/31	5,770	6,395
Massachusetts GO	5.000%	9/1/32	9,430	12,745
Massachusetts GO	5.250%	1/1/34	20,000	25,678
Massachusetts GO	5.000%	7/1/35	13,000	15,272
Massachusetts GO	5.000%	9/1/36	23,520	29,180
Massachusetts GO	5.000%	12/1/36	6,500	7,833
Massachusetts GO	5.000%	9/1/37	24,000	29,619
Massachusetts GO	5.000%	11/1/37	20,000	24,380
1 Massachusetts GO, 67% of 3M USD LIBOR +
0.550%	2.278%	11/1/25	22,000	22,027
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,769
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,735	1,796
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,765	3,934
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,227
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,483
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,054
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,636
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,697
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,880
Massachusetts Port Authority Revenue	5.000%	7/1/36	3,905	4,926
Massachusetts Port Authority Revenue	5.000%	7/1/37	4,770	5,992
Massachusetts Port Authority Revenue	5.000%	7/1/38	2,860	3,581
Massachusetts Port Authority Revenue	5.000%	7/1/39	2,545	3,177
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	2,660	2,868
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,010	22,344
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,170	2,647
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	6,520	7,268
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	6,795	8,243
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,563
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,876
3 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	37,750	41,973
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,550	11,720
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,804

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,300	2,552
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	23,940	28,483
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,235
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,856
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	8,666
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,591
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/33	20,245	24,574
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,902
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	9,505	11,499
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	9,500	10,887
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,709
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	11,000	12,591
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,700	3,087
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37	61,750	72,323
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/39	10,645	12,680
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	37,250
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	14,425
Massachusetts Transportation Fund Revenue	4.000%	6/1/34	7,500	8,615
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	7,500	8,584
Massachusetts Transportation Fund Revenue	4.000%	6/1/38	10,000	11,204
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	6,330
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,580	7,589
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,780	9,247
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,350	2,527
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	3,500	3,763
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,000	2,150
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,366
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,366
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	6,800	8,186
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,065	3,279

Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,677
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,449
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,363
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	11,735
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,341
Natick MA GO	4.000%	7/15/36	5,130	5,828
University of Massachusetts Building Authority
Revenue	5.000%	5/1/34	1,500	1,902
				1,915,571
Michigan (3.1%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,167
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,463
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,772
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,612
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,102
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,607
Chippewa Valley MI Schools GO	5.000%	5/1/25	710	851
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,188
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,700	2,141
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,274
Chippewa Valley MI Schools GO	5.000%	5/1/34	2,850	3,574
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	939
Chippewa Valley MI Schools GO	5.000%	5/1/35	2,850	3,559
Chippewa Valley MI Schools GO	5.000%	5/1/36	3,325	4,137
Chippewa Valley MI Schools GO	5.000%	5/1/37	3,475	4,296
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,321
Dearborn MI School District GO	5.000%	5/1/27	3,700	4,259
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,175
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,574
Dearborn MI School District GO	5.000%	5/1/32	3,165	3,605
Detroit MI City School District GO	5.250%	5/1/27 (4)	1,210	1,517
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/32 (4)	2,770	3,118
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/34 (4)	5,630	6,309
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/35 (4)	3,500	3,913
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/38 (4)	2,800	3,112
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,695
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,193
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,307
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,561
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,182
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,105

Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/26 (4)	1,130	1,357
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/28 (4)	1,000	1,236
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/30 (4)	1,750	2,134
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/32 (4)	2,315	2,781
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/35 (4)	1,300	1,548
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/37 (4)	1,600	1,890
East Lansing MI School District GO	5.000%	5/1/28	695	865
East Lansing MI School District GO	5.000%	5/1/29	500	621
East Lansing MI School District GO	5.000%	5/1/30	615	758
East Lansing MI School District GO	5.000%	5/1/31	1,955	2,393
East Lansing MI School District GO	5.000%	5/1/33	755	917
East Lansing MI School District GO	5.000%	5/1/34	1,540	1,862
East Lansing MI School District GO	5.000%	5/1/36	1,100	1,320
Eastern Michigan University Revenue	5.000%	3/1/26 (15)	1,510	1,828
Eastern Michigan University Revenue	5.000%	3/1/30 (15)	1,250	1,524
Eastern Michigan University Revenue	5.000%	3/1/31 (15)	1,000	1,212
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	3,869
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,591
Grand Rapids MI Public Schools GO	5.000%	5/1/26 (4)	3,065	3,757
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/25	4,800	5,779
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/26	1,750	2,150
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/26	3,000	3,686
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/27	9,305	11,664
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/28	23,000	29,355
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/29	28,025	36,301
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/30	17,025	20,337
Great Lakes MI Water Authority Sewer Disposal
System Revenue	4.000%	7/1/33 (4)	4,750	5,219
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/34	2,585	3,169
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/35	34,580	40,337
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/35	2,720	3,320
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	64,250	75,056
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	2,350	2,859
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/37	1,495	1,812
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/38	2,645	3,196
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/25	10,475	12,611

Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/26	4,000	4,885
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/27	5,000	6,221
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	14,000	17,080
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	6,500	8,241
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/29	14,000	18,016
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/30	5,455	6,536
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	9,210	10,958
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	13,380	14,577
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/35	4,000	4,736
Grosse Pointe MI Public School System GO	5.000%	5/1/35	2,100	2,616
Grosse Pointe MI Public School System GO	5.000%	5/1/36	1,635	2,029
Grosse Pointe MI Public School System GO	5.000%	5/1/37	1,350	1,668
Grosse Pointe MI Public School System GO	5.000%	5/1/38	1,300	1,602
Grosse Pointe MI Public School System GO	5.000%	5/1/39	1,000	1,228
2 Holt MI Public Schools GO	5.000%	5/1/30	2,640	3,423
Hudsonville MI Public Schools GO	5.000%	5/1/33	1,360	1,646
Hudsonville MI Public Schools GO	5.000%	5/1/34	1,120	1,351
Hudsonville MI Public Schools GO	5.000%	5/1/35	1,000	1,202
Hudsonville MI Public Schools GO	5.000%	5/1/36	1,000	1,198
Hudsonville MI Public Schools GO	5.000%	5/1/37	1,000	1,194
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	10,145	10,446
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/29	4,670	5,544
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	8,225	8,420
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,025	1,142
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,125	1,290
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,679
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	1,000	1,193
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/27	1,120	1,385
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	6,035

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	1,983
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/31	1,020	1,228
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,375
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,663
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/33	2,140	2,555
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,691
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	9,830
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/37	1,145	1,341
Lake Orion MI Community School District GO	5.000%	5/1/33	3,800	4,793
Lake Orion MI Community School District GO	5.000%	5/1/34	2,350	2,951
Lake Orion MI Community School District GO	5.000%	5/1/35	4,280	5,341
Lake Orion MI Community School District GO	5.000%	5/1/36	3,800	4,713
Lake Orion MI Community School District GO	5.000%	5/1/37	4,025	4,960
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,194
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,265	1,537
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/27	1,540	1,937
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/28	1,430	1,785
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/29	1,635	2,030
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/30	2,540	3,136
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/31	2,030	2,483
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/33	2,165	2,620
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/34	1,790	2,159
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/32	1,145	1,353
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/33	1,010	1,189
Marysville MI Public Schools District GO	5.000%	5/1/29	2,290	2,763
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,563
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,870
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,381
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,706
Michigan Building Authority Revenue	5.000%	10/15/24	3,020	3,269
Michigan Building Authority Revenue	5.000%	4/15/25	5,465	6,586
Michigan Building Authority Revenue	5.000%	4/15/25	2,540	3,061

Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,402
Michigan Building Authority Revenue	5.000%	4/15/26	6,520	7,923
Michigan Building Authority Revenue	5.000%	4/15/26	1,640	2,020
Michigan Building Authority Revenue	5.000%	4/15/27	1,565	1,938
Michigan Building Authority Revenue	5.000%	4/15/28	8,135	9,832
Michigan Building Authority Revenue	5.000%	10/15/28	2,220	2,734
Michigan Building Authority Revenue	5.000%	4/15/29	26,630	31,962
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,942
Michigan Building Authority Revenue	5.000%	4/15/30	15,095	17,970
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,805
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,383
Michigan Building Authority Revenue	5.000%	4/15/32	27,195	32,289
Michigan Building Authority Revenue	5.000%	10/15/32	10,105	12,175
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,532
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	14,228
Michigan Building Authority Revenue	5.000%	4/15/34	4,000	4,737
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,813
Michigan Building Authority Revenue	5.000%	4/15/36	4,460	5,609
Michigan Building Authority Revenue	5.000%	4/15/38	6,675	7,781
Michigan Environmental Program GO	4.000%	5/1/28	9,000	10,461
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,220
Michigan Finance Authority Revenue	5.000%	4/1/24	5,400	6,227
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,292
Michigan Finance Authority Revenue	5.000%	4/1/25	3,160	3,714
Michigan Finance Authority Revenue	5.000%	4/1/26	1,320	1,574
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,837
Michigan Finance Authority Revenue	5.000%	11/1/26	2,310	2,849
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,903
Michigan Finance Authority Revenue	5.000%	11/1/27	1,280	1,604
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,995
Michigan Finance Authority Revenue	5.000%	11/1/29	2,645	3,344
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,997
Michigan Finance Authority Revenue	5.000%	11/1/30	2,200	2,760
Michigan Finance Authority Revenue	5.000%	11/1/31	1,020	1,268
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,855
Michigan Finance Authority Revenue	5.000%	11/1/32	1,175	1,454
Michigan Finance Authority Revenue	5.000%	11/1/33	1,095	1,354
Michigan Finance Authority Revenue	5.000%	11/1/34	1,270	1,564
Michigan Finance Authority Revenue	5.000%	11/1/35	1,525	1,872
Michigan Finance Authority Revenue	5.000%	11/1/36	1,680	2,053
Michigan Finance Authority Revenue	5.000%	11/1/37	2,490	3,023
Michigan Finance Authority Revenue	5.000%	11/1/38	2,035	2,463
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,238
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,513
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,650	7,715
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,020	12,685
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,580	15,536
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	24,000	26,588
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,331

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,722
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,050	17,718
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,137
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,467
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,855
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	12,235	14,328
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26	1,500	1,783
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,673
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	1,350	1,599
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,025	8,181
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	1,000	1,181
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	19,062
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	700	821
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	17,259
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	1,200	1,402
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,462
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,576
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	3,120	3,625
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	1,000	1,167
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	23,009
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	3,500	4,058
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	850	991
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,000	5,780
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	6,040	7,004
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,276
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,324
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	1,350	1,565
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35 (4)	3,500	4,080

Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/24	2,395	2,830
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,915
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/32	3,665	4,344
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/34	7,000	8,234
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/37	12,000	13,955
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/31	1,300	1,597
Michigan Finance Authority Revenue
(Kalamazoo College Project)	4.000%	12/1/35	1,530	1,697
Michigan Finance Authority Revenue
(Kalamazoo College Project)	4.000%	12/1/37	1,655	1,822
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/38	1,000	1,205
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	2,000	2,270
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,015	1,185
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,680	2,010
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,194
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	870	1,033
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/28	1,300	1,637
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,182
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/29	1,580	2,019
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,015	1,195
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/30	1,100	1,409
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	3,023
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/31	1,600	2,033
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	3,097
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/33	3,345	4,183
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/35	2,245	2,784
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/36	5,395	6,654
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/37	6,020	7,402
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/38	10,255	12,553
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/39	12,000	14,632

1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT, 68% of 1M USD
LIBOR + 0.750%	2.291%	10/15/20	25,000	25,076
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,355	1,562
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,301
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,439
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,691
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,667
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	840	941
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,310	1,547
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	465	520
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,329
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	446
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,803
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,500	1,679
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/29	5,245	6,445
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/30	7,540	8,668
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	3,265	4,161
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/32	3,500	3,993
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/36	5,540	6,924
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/37	7,005	8,716
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20 (Prere.)	70	74
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,765	5,680
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,700	4,421
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,585	4,372
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/26	3,095	3,850
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,800	3,504
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	7,930	8,308
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,070	2,622
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/28	2,225	2,806

Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	4,880	6,035
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	1,025	1,282
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	12,500	13,675
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	3,770	4,628
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/31	2,790	3,404
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/31	10,000	10,937
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/32	17,500	19,134
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	5,040	5,986
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	30,000	32,793
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	7,870	9,318
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	5,145	6,260
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/35	8,015	9,705
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	3,310	3,670
Michigan Finance Authority Revenue (Trinity
Health Credit Group) PUT	5.000%	2/1/25	5,000	5,895
Michigan GAN	5.000%	3/15/23	5,095	5,774
Michigan GAN	5.000%	3/15/26	12,870	15,769
Michigan GAN	5.000%	3/15/27	3,960	4,939
Michigan GO	5.000%	12/1/25	7,835	9,629
Michigan GO	5.000%	12/1/26	2,285	2,794
Michigan GO	5.000%	12/1/28	1,450	1,760
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,535
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,669
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,058
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	15,976
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,197
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,852
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/25	2,100	2,561
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/26	2,160	2,687
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/27	2,490	3,154
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/28	2,290	2,888
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/29	1,410	1,764

Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/30	1,865	2,315
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/31	3,035	3,742
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/32	1,520	1,865
Michigan Housing Development Authority
Revenue	3.500%	6/1/47	9,060	9,556
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	1.400%	8/7/19	25,685	25,685
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,181
Michigan State University Revenue	4.000%	2/15/27	5,400	6,286
Michigan State University Revenue	5.000%	2/15/29	1,215	1,565
Michigan State University Revenue	5.000%	2/15/30	900	1,151
Michigan State University Revenue	5.000%	2/15/31	1,450	1,842
Michigan State University Revenue	5.000%	2/15/32	1,380	1,744
Michigan State University Revenue	5.000%	2/15/33	1,940	2,442
Michigan State University Revenue	5.000%	2/15/34	2,320	2,909
Michigan State University Revenue	5.000%	2/15/35	1,300	1,624
Michigan State University Revenue	5.000%	2/15/36	1,860	2,314
Michigan State University Revenue	4.000%	2/15/37	1,750	1,992
5 Michigan State University Revenue VRDO	1.500%	8/1/19 LOC	45,895	45,895
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,412
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,715	1,996
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,453
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,030	2,358
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	1,972
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,446
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,866
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,708
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,488
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,569
Milan MI Area Schools GO	5.000%	5/1/27	1,055	1,309
Milan MI Area Schools GO	5.000%	5/1/28	1,100	1,388
Milan MI Area Schools GO	5.000%	5/1/29	1,155	1,481
Milan MI Area Schools GO	5.000%	5/1/30	1,210	1,540
Milan MI Area Schools GO	5.000%	5/1/32	1,670	2,099
Milan MI Area Schools GO	5.000%	5/1/34	1,940	2,415

Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	31,463
Oakland University MI Revenue	5.000%	3/1/24	530	612
Oakland University MI Revenue	5.000%	3/1/25	540	641
Oakland University MI Revenue	5.000%	3/1/26	500	607
Oakland University MI Revenue	5.000%	3/1/27	775	937
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,463
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,081
Oakland University MI Revenue	5.000%	3/1/31	2,350	2,790
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,714
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,094
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,405
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,586
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,369
Portage MI Public Schools GO	4.000%	11/1/32	3,195	3,676
Portage MI Public Schools GO	4.000%	11/1/33	3,465	3,971
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,536
Portage MI Public Schools GO	4.000%	11/1/34	3,725	4,254
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,538
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,770
Portage MI Public Schools GO	4.000%	11/1/37	1,900	2,134
Rochester MI Community School District GO	3.000%	5/1/33	2,090	2,198
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,381
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,933
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,533
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,600
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,684
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,178
Roseville MI School District GO	5.000%	5/1/34	4,000	4,624
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	5,555	5,555
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	25,000
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,540	2,827
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,180	2,501
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,245	2,588
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,301
Southfield MI GO	3.000%	5/1/33	2,630	2,729
University of Michigan Revenue	5.000%	4/1/30	2,135	2,782
University of Michigan Revenue	5.000%	4/1/31	1,080	1,397
University of Michigan Revenue	5.000%	4/1/32	2,000	2,575
University of Michigan Revenue	5.000%	4/1/33	2,835	3,482
University of Michigan Revenue	5.000%	4/1/34	3,485	4,266
University of Michigan Revenue	5.000%	4/1/35	3,310	4,038
University of Michigan Revenue	5.000%	4/1/36	4,030	4,901
University of Michigan Revenue	5.000%	4/1/37	5,010	6,074
Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,843
Warren MI Consolidated School District GO	5.000%	5/1/30	2,265	2,689

Warren MI Consolidated School District GO	5.000%	5/1/30	2,100	2,645
Warren MI Consolidated School District GO	5.000%	5/1/32	2,300	2,854
Warren MI Consolidated School District GO	5.000%	5/1/32	2,485	2,925
Warren MI Consolidated School District GO	5.000%	5/1/33	1,400	1,724
Warren MI Consolidated School District GO	5.000%	5/1/35	2,600	3,175
Warren MI Consolidated School District GO	5.000%	5/1/37	1,425	1,730
Warren MI Consolidated School District GO	5.000%	5/1/39	1,400	1,687
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,425	2,942
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,100	1,355
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,995	2,464
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	840	1,054
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,905	2,394
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	640	799
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,420	1,773
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	818
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,823
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	830	1,022
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	785	967
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	760	930
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	514
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,310	2,736
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	400	487
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	405	493
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,915	3,443
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	455	552
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,975
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	942
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,982
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,054
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	777
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,534
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	774
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,077
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	610
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,319
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,622
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,335
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,270
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,074
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,771
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/35	6,010	7,369
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/36	5,000	6,109
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	8,000	9,738
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/38	6,015	7,301
Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,963
Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	2,015
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,604

Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,640
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,682
				2,188,136
Minnesota (1.0%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	3,000	3,289
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.000%	2/15/33	1,200	1,440
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.000%	2/15/37	1,500	1,775
Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	2,150	2,333
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	2,575	2,723
Hennepin County MN GO	5.000%	12/1/28	1,925	2,396
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,186
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,632
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,722
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,603
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,757
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	4.000%	3/1/26	2,950	3,383
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	425	528
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,621
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	11,695	14,541
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	5,190	6,426
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,305	2,656
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	435	539
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	5,215	6,417
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,872
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	655	806
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,545	2,914
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	555	679
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	3,945	4,799
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	635	772
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	650	788
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	910	1,098

Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	875	1,052
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	850	1,019
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	925	1,105
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/20	4,485	4,588
Minneapolis MN Health Care System Revenue
(Fairview Health Services) VRDO	1.420%	8/7/19 LOC	20,000	20,000
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/20	4,200	4,363
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/25	2,325	2,718
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	7,456
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	8,551
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	9,296
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	5,707
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	7,903
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	11,375
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	11,932
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/26	3,110	3,824
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/26	2,265	2,785
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/27	1,750	2,198
Minnesota COP	5.000%	6/1/28	3,225	3,767
Minnesota COP	5.000%	6/1/29	3,385	3,953
Minnesota COP	5.000%	6/1/30	3,405	3,969
Minnesota COP	5.000%	6/1/32	3,670	4,249
Minnesota COP	5.000%	6/1/33	3,615	4,181
Minnesota COP	5.000%	6/1/34	4,005	4,622
Minnesota General Fund Revenue	5.000%	3/1/24	7,515	8,239
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,572
Minnesota GO	5.000%	8/1/21	5,445	5,868
Minnesota GO	5.000%	8/1/21	6,015	6,482
Minnesota GO	5.000%	8/1/21	6,800	7,328
Minnesota GO	5.000%	10/1/21	34,000	36,857
Minnesota GO	5.000%	10/1/21 (Prere.)	155	168
Minnesota GO	5.000%	8/1/22	20,500	22,875
Minnesota GO	5.000%	8/1/23	5,325	6,144
Minnesota GO	5.000%	10/1/23	29,530	34,250
Minnesota GO	5.000%	8/1/24	12,355	14,679
Minnesota GO	5.000%	8/1/24	15,500	18,415
Minnesota GO	5.000%	8/1/24	1,350	1,604
Minnesota GO	5.000%	10/1/24	9,845	10,664
Minnesota GO	5.000%	8/1/25	13,500	16,450
Minnesota GO	5.000%	10/1/25	29,320	35,872
Minnesota GO	5.000%	8/1/26	35,060	42,536

Minnesota GO	5.000%	8/1/26	4,340	5,142
Minnesota GO	5.000%	10/1/26	13,080	16,354
Minnesota GO	5.000%	8/1/27	4,000	4,834
Minnesota GO	5.000%	8/1/27	6,350	8,076
Minnesota GO	5.000%	10/1/27	12,215	15,592
Minnesota GO	5.000%	10/1/32	10,000	12,448
Minnesota GO	5.000%	8/1/33	5,000	6,057
Minnesota GO	5.000%	8/1/34	10,000	12,074
Minnesota GO	4.000%	8/1/35	7,300	8,381
Minnesota GO	5.000%	8/1/35	9,535	11,485
Minnesota GO	5.000%	8/1/36	5,000	6,006
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/26	1,030	1,199
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/27	1,080	1,250
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/28	1,135	1,303
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/29	1,195	1,366
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/30	1,250	1,422
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/31	1,310	1,485
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/32	1,380	1,559
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/33	1,445	1,626
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/34	1,520	1,705
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/27	200	250
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/28	555	704
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/29	420	537
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/33	650	816
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/34	300	375
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/35	650	809
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,114
Mounds View MN Independent School District
No. 621 GO	5.000%	2/1/26	4,910	6,038
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	7,554
Osseo MN Independent School District No. 279
GO	5.000%	2/1/27	1,350	1,689
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	4,000	5,367
South Washington MN Independent School
District GO	4.000%	2/1/30	9,640	10,880
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,260	2,557
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,745

St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,990	2,012
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	805	814
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,120	1,132
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,235	1,249
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	915	925
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/19 (Prere.)	3,550	3,591
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	780	789
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	890	900
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,085	1,097
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,935	1,956
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/22	1,190	1,203
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/29	3,480	3,522
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/28	805	1,003
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/29	780	966
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/31	1,800	2,204
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/34	1,105	1,339
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/35	1,245	1,375
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/36	1,500	1,650
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/37	1,500	1,642

University of Minnesota Revenue	5.000%	8/1/19	1,150	1,150
University of Minnesota Revenue	5.000%	4/1/20	2,895	2,970
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,343
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,646
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,596
University of Minnesota Revenue	5.000%	10/1/23	2,870	3,325
Virginia MN Independent School District No. 706
GO	3.000%	2/1/32	7,345	7,708
Virginia MN Independent School District No. 706
GO	3.000%	2/1/34	4,000	4,155
Virginia MN Independent School District No. 706
GO	3.000%	2/1/35	4,000	4,123
West St. Paul MN Independent School District
No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	3,795	4,436
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/26	1,020	1,250
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/27	1,650	2,065
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/28	1,200	1,533
				719,779
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,665	4,260
Jackson MS Public School District GO	5.000%	4/1/23	1,540	1,737
Jackson MS Public School District GO	5.000%	4/1/24	3,135	3,634
Jackson MS Public School District GO	5.000%	4/1/25	5,445	6,467
Jackson MS Public School District GO	5.000%	4/1/26	6,045	7,320
Jackson MS Public School District GO	5.000%	4/1/27	4,735	5,705
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/19	25,465	25,465
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,540	2,938
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,510	2,903
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	6,045	7,315
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/27	7,985	9,836
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/28	2,315	2,898
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/28	1,530	1,899
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/28	750	951

Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/29	1,385	1,712
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/29	1,000	1,284
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,000	1,271
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/31	1,060	1,292
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/31	1,000	1,260
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/32	2,070	2,336
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/32	1,500	1,880
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/33	1,500	1,682
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/33	1,600	1,998
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/34	800	997
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/35	1,345	1,668
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/36	1,000	1,236
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/37	650	800
Mississippi Gaming Tax Revenue	5.000%	10/15/27	2,085	2,612
Mississippi Gaming Tax Revenue	5.000%	10/15/28	1,525	1,944
Mississippi Gaming Tax Revenue	5.000%	10/15/29	3,000	3,799
Mississippi Gaming Tax Revenue	5.000%	10/15/30	3,000	3,764
Mississippi Gaming Tax Revenue	5.000%	10/15/31	3,000	3,742
Mississippi Gaming Tax Revenue	5.000%	10/15/36	10,500	12,845
Mississippi Gaming Tax Revenue	5.000%	10/15/37	7,080	8,629
Mississippi GO	5.000%	10/1/21 (Prere.)	12,035	13,041
Mississippi GO	5.000%	10/1/21 (Prere.)	11,735	12,716
Mississippi GO	5.000%	10/1/29	5,825	6,996
Mississippi GO	5.000%	10/1/29	15,025	18,808
Mississippi GO	5.000%	11/1/30	4,000	4,788
Mississippi GO	5.000%	11/1/30	1,250	1,527
Mississippi GO	5.000%	10/1/31	19,800	24,527
Mississippi GO	5.000%	11/1/31	2,750	3,343
Mississippi GO	5.000%	12/1/31	11,250	12,849
Mississippi GO	5.000%	11/1/32	2,000	2,378
Mississippi GO	5.000%	11/1/32	3,500	4,247

Mississippi GO	5.000%	12/1/32	7,000	7,986
Mississippi GO	5.000%	10/1/34	10,000	12,260
Mississippi GO	5.000%	11/1/35	4,000	4,809
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/27	1,200	1,448
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/28	1,025	1,253
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/29	1,360	1,696
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/29	1,150	1,422
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/31	1,630	2,042
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/32	1,750	2,176
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/33	1,750	2,164
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/34	1,600	1,970
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/32	5,480	6,106
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/33	3,785	4,205
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	4,880	5,401
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/33	800	899
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/35	2,010	2,240
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/36	1,100	1,222
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	9/1/33	1,500	1,785
University of Southern Mississippi Revenue	4.000%	3/1/34	2,075	2,310
University of Southern Mississippi Revenue	4.000%	3/1/35	2,565	2,846
University of Southern Mississippi Revenue	4.000%	3/1/36	1,500	1,658
University of Southern Mississippi Revenue	4.000%	3/1/37	1,740	1,912
University of Southern Mississippi Revenue	4.000%	3/1/38	3,220	3,521
				318,630
Missouri (0.8%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,331

Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/25	1,000	1,039
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/26	750	775
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/26	2,000	2,339
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/27	1,000	1,186
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/28	1,400	1,651
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/30	840	983
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/31	870	1,009
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/32	750	865
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,097
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,029
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	1,983
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,082
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,320
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	7,050
Jackson County MO School District No. 4 GO
(Blue Springs)	5.500%	3/1/37	1,765	2,308
Jackson County MO School District No. 4 GO
(Blue Springs)	6.000%	3/1/38	1,500	2,012
Jackson County MO School District No. 58 GO
(Center)	4.000%	3/1/32	3,350	3,797
Jackson County MO School District No. 58 GO
(Center)	4.000%	3/1/33	2,235	2,522
Jackson County MO School District No. 58 GO
(Center)	4.000%	3/1/34	3,630	4,077
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,055	5,306
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,145	9,573
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	9,173
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,884

Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,923
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,880
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,411
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/27	1,355	1,689
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/28	3,665	4,652
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/29	2,025	2,565
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/30	1,190	1,330
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/30	1,615	2,034
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/31	1,740	1,934
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/31	1,510	1,891
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/33	2,000	2,484
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/32	7,225	8,358
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/35	2,000	2,162
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/36	1,850	1,995
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/26	5,995	6,673
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/26	1,190	1,472
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/29	1,390	1,742
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/30	1,750	1,927
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/35	4,670	5,702
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/36	2,415	2,938
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/24	2,185	2,552
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/25	2,890	3,469
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/26	4,250	5,130
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/27	1,980	2,383
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(Children's Mercy Hospital)	5.000%	5/15/26	1,055	1,291
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,344

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,136
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,008
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,809
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,009
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,600
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/27	800	992
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/28	900	1,134
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/30	2,105	2,682
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/31	1,425	1,797
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/32	1,225	1,533
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/35	500	616
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/36	450	552
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/37	520	579
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/38	855	947
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/39	600	663
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/20 (Prere.)	5,305	5,473
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,015	3,503
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,525	5,239
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	4,041

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	7,015	8,064
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,580
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,422
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,176
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,388
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/27	1,820	2,276
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/29	1,995	2,537
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,207
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/30	1,355	1,710
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/32	1,500	1,866
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/33	5,200	5,664
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/35	5,260	5,879
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/36	6,550	8,007
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/37	5,325	5,906
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/33	3,530	3,844
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	2,615	3,036
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/32	1,555	1,700
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/36	4,560	4,934
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/25	850	971

Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/26	750	869
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/28	1,000	1,150
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/29	1,150	1,318
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/30	400	457
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/31	1,350	1,534
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/32	500	566
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/33	550	621
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	34,422
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/36	1,800	1,984
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/37	2,500	2,746
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,248
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,415	5,990
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,035	17,753
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,925	3,385
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,405
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,260	3,839
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,637
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,841
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,509
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,583
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	5,245	5,843
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	12/1/36	10,000	11,780
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	10,590	12,282
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/35	8,000	9,255

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,050	3,573
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,875	3,409
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,910	2,290
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,714
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	4,125
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	6,800	8,051
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,520	2,952
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/31	2,500	3,173
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/32	4,060	5,131
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/33	2,700	3,400
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/34	2,250	2,821
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,171
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,196
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,202
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,587
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,346
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,511
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/37	5,000	5,836
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/26	2,550	2,952
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/29	4,200	4,768
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/30	4,835	5,444
University City MO School District GO	0.000%	2/15/33	2,850	2,003
Wentzville MO School District GO (Direct
Deposit Program)	4.000%	3/1/31	5,580	6,343
Wentzville MO School District No. R-4 GO	4.000%	3/1/25	2,185	2,337
				572,154
Montana (0.1%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	20,434
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	9/1/19	2,935	3,085
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/27	500	615
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/28	355	444

Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/30	365	451
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/33	405	492
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/34	585	707
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/35	425	512
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/36	670	803
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/37	1,260	1,502
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/38	1,010	1,200
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/28	2,500	3,025
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/29	2,635	3,171
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/30	2,015	2,403
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,367
				41,211
Multiple States (0.3%)
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.400%	1/25/36	13,354	14,551
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB	2.650%	8/12/19	15,000	15,000
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.150%	1/15/36	13,995	14,850
Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.750%	8/1/19	14,000	14,000
Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.750%	8/1/19	36,000	36,000
5 Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.480%	8/7/19 LOC	20,000	20,000
5 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.470%	8/7/19 LOC	80,600	80,600
				195,001
Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/26	4,065	4,808
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,606
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,608
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,863

Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,164
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,229
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,833
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,041
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/34	5,000	6,351
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	86,500	97,365
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	166,580	168,569
Douglas County NE GO	5.000%	12/15/27	2,000	2,555
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/23	1,910	2,173
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/24	1,400	1,633
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/25	2,005	2,385
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/26	1,160	1,370
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/27	1,770	2,079
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/28	1,250	1,464
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/29	1,895	2,207
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	5.000%	12/15/30	450	585
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	5.000%	12/15/31	325	419
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/32	325	380
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/33	375	436
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/34	350	405
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/35	350	403
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,053
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	906
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,419

Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,073
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,050	5,380
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,124
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,216
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,346
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,311
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,713
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,035
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,162
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,081
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,157
Nebraska Public Power District Revenue	5.000%	1/1/31	1,970	2,125
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,348
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,257
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,584
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,504
Nebraska Public Power District Revenue	5.000%	1/1/33	5,025	5,411
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,346
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,614
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29	3,065	3,556
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/27	2,400	2,930
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/32	12,000	12,653
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/35	3,175	3,893
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	7,250	8,861
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/37	2,600	3,167
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	2,109
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,248
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	4,049
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,734
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,676
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,601
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,842
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,015	4,465
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,823
				450,703

Nevada (1.0%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,488
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,833
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,033
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,227
Clark County NV GO	5.000%	7/1/21	6,075	6,521
Clark County NV GO	5.000%	6/1/26	2,020	2,491
Clark County NV GO	5.000%	7/1/26	2,475	2,986
Clark County NV GO	5.000%	6/1/27	2,625	3,301
Clark County NV GO	5.000%	11/1/30	6,375	8,195
Clark County NV GO	4.000%	6/1/31	17,000	19,473
Clark County NV GO	4.000%	11/1/31	5,935	6,736
Clark County NV GO	5.000%	11/1/31	6,545	8,388
Clark County NV GO	5.000%	11/1/31	1,415	1,665
Clark County NV GO	4.000%	6/1/32	12,000	13,665
Clark County NV GO	4.000%	11/1/32	1,000	1,131
Clark County NV GO	5.000%	11/1/32	6,730	8,564
Clark County NV GO	5.000%	7/1/33	16,290	18,134
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,015
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	1,510	1,895
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/28	1,795	2,249
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/29	2,115	2,636
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31	5,000	5,761
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/35	10,390	12,581
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	6,600	7,951
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/37	5,530	6,640
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	15,227
Clark County NV School District GO	5.000%	6/15/27 (4)	8,975	11,143
Clark County NV School District GO	5.000%	6/15/28 (4)	9,430	11,665
Clark County NV School District GO	4.000%	6/15/30 (4)	10,505	11,879
Clark County NV School District GO	4.000%	6/15/31 (4)	10,930	12,287
Clark County NV School District GO	4.000%	6/15/33 (4)	10,000	11,166
Clark County NV School District GO	4.000%	12/1/36	20,440	22,994
Clark County NV School District GO	4.000%	12/1/37	20,000	22,415
Clark County NV School District GO	4.000%	12/1/38	21,055	23,435
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	3,826
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,165
Clark County NV Water Reclamation District GO	4.000%	7/1/32	1,000	1,121
Clark County NV Water Reclamation District GO	4.000%	7/1/34	2,000	2,226
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	2,080	2,498
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	1,100	1,321
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/26	700	857

Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/27	1,815	2,211
Las Vegas NV GO	4.000%	6/1/20	3,360	3,441
Las Vegas NV GO	4.000%	6/1/21	3,500	3,683
Las Vegas NV GO	5.000%	6/1/21	1,400	1,498
Las Vegas NV GO	5.000%	9/1/24	5,690	6,751
Las Vegas NV GO	5.000%	9/1/25	6,070	7,372
Las Vegas NV GO	5.000%	9/1/27	5,225	6,360
Las Vegas NV GO	4.000%	6/1/30	4,610	5,250
Las Vegas NV GO	4.000%	6/1/31	4,795	5,416
Las Vegas NV GO	4.000%	6/1/32	4,990	5,600
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/26	565	692
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/27	795	924
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/28	730	846
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/29	500	578
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/30	600	690
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/31	725	831
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/32	500	572
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/33	500	569
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/34	400	454
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,025	4,744
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,141
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,360	2,853
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,478
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,075	2,566
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,227
Las Vegas Valley Water District Nevada GO	5.000%	9/15/27	4,110	4,961
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,950
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,226
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,829
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	2,000	2,344
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,643
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,200
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,965
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,944
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	7,148
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	19,610	24,406
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	43,150	53,502
Nevada GO	5.000%	4/1/22	17,000	18,741
Nevada GO	5.000%	11/1/23	28,500	33,103
Nevada GO	5.000%	11/1/25	34,000	40,920
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	28,000	31,727
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	26,170	29,458
Reno NV Hospital Revenue (Renown Regional
Medical Center)	5.500%	6/1/28 (2)	165	165

Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/30	500	623
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/31	500	619
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/33 (4)	450	549
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/35	500	609
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/36	615	747
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/37	500	605
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/38	500	603
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/38 (4)	650	772
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/26	4,080	5,058
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/27	3,155	3,990
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/30	3,580	4,441
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/32	4,650	5,598
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	7,750	9,270
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/35	1,750	2,087
				720,334
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,477
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,372
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,184
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,360	1,501
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/28	2,920	3,279
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/29	3,050	3,400
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,704
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/21 (Prere.)	10,000	10,675
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,502
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,739
				34,833
New Jersey (3.0%)
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/25 (4)	4,955	5,992

Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/26 (4)	4,695	5,802
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/27 (4)	3,000	3,683
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,020	11,803
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,273
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,506
Jersey City NJ GO	5.000%	3/1/20	1,610	1,646
Jersey City NJ GO	5.000%	3/1/21	1,200	1,268
Maple Shade Township NJ School District GO	3.000%	7/15/32 (4)	1,855	1,911
Maple Shade Township NJ School District GO	3.000%	7/15/33 (4)	1,860	1,906
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,911
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,152
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,507
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,775	3,139
New Jersey Economic Development Authority
Revenue	5.000%	12/15/19 (ETM)	4,905	4,975
New Jersey Economic Development Authority
Revenue	5.000%	12/15/19	12,505	12,666
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	16,500	17,557
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	25,000	27,380
New Jersey Economic Development Authority
Revenue	5.000%	6/15/26	2,500	2,928
New Jersey Economic Development Authority
Revenue	5.000%	6/15/27	2,500	2,966
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	4,745	5,507
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	30,000	36,022
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	33,000	39,351
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	10,300	12,201
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	5,000	5,684
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	8,495	9,630
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,073
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,550	8,204
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	6,500	7,913
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31 (15)	3,750	3,873
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	10,534

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,456
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,668
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,169
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	59,085
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,059
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,270
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	26,130	31,644
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	35,500	43,195
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,581
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	32,500	40,183
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,994
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	4,090	5,132
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	9,000	11,431
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,751
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,075	2,128
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	5,000	5,178
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/26 (4)	1,000	1,207
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/27 (4)	1,695	2,079
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/28 (4)	2,000	2,436
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/29 (4)	2,000	2,419
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/30 (4)	1,500	1,803

New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/19 (Prere.)	25,170	25,255
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,342
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/25 (4)	3,080	3,695
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,658
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,951
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	8,602
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/22	2,360	2,630
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	10,000	12,439
New Jersey GO	5.000%	8/15/20	30,000	31,199
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,732
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,831
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,456
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,870
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,273
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	3,009
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,437
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	3,941
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (ETM)	1,315	1,336
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	930	945
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (ETM)	805	818
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	570	579
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/20	3,010	3,114

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,000	2,142
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/22	2,055	2,275
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/26	1,000	1,104
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/28	1,985	2,441
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/30	1,000	1,216
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/31	1,100	1,327
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,017
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,707
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/24	2,040	2,398
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/25	1,345	1,620
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/26	1,800	2,214
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/24	2,415	2,771
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/25	1,685	1,973
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	2,420	2,863
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,250	1,467
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,140	1,330
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	2,885	2,917
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,400	3,006
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/28	840	1,061
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,792

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	12,270	14,213
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	29,363
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	14,155	16,846
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	10,152
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	27,150	32,085
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,830	2,146
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,515	12,330
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	3,160	3,678
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/27	14,000	16,880
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/28	21,550	26,168
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/30	16,000	19,123
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	17,550	20,659
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	17,550	20,543
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	4,675	5,444
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	7,105	7,319
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,025	2,221
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,812
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	3,265	3,752
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	6,000	6,998
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/27	5,000	5,815
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	5,025	5,828
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	2,500	2,841
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/34	5,000	5,667
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	7,545	7,642
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,540	1,561
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,610	1,632
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	25,345

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	3,825	3,940
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	4,805	4,981
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	17,590	18,483
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,473
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	31,624
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	12,100	13,151
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	27,316
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,109
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	14,375	15,707
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	34,639
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,770	4,226
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	29,000	32,838
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,875
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	12,500	14,801
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	18,365	21,282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	63,138
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,025	890
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,716
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	18,612
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	25,590	17,819
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	3,000	3,279
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	20,460	22,754
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	23,590	26,235
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,884
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	8,510	9,570
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,680	4,591
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,680	4,591
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,280	21,328
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,615	5,840
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,705	36,438
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	3,000	3,768
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	7,000	8,668
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	28,000	31,696
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	5,010	6,174
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	67,500	76,088
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	3,000	3,382
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	6,132

New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,244
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,691
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,340	1,524
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,096
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,192
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,215	1,394
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,714
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,138
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,190	1,349
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,131
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,125
Sussex County NJ GO	5.000%	2/15/23	5,485	6,235
Sussex County NJ GO	5.000%	2/15/24	4,376	5,124
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	19,510	23,133
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	17,220	18,304
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/27	26,545	31,960
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/28	4,005	4,886
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	17,280	20,966
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	5,500	6,630
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	20,940	25,090
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/32	22,165	26,414
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/33	9,000	10,692
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	31,990	37,783
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	29,775	34,972
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	36,700	42,881
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	22,500	26,160
Toms River NJ Board of Education GO	3.000%	7/15/29	6,000	6,297
Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,121
Toms River NJ Board of Education GO	3.000%	7/15/31	6,000	6,192
Toms River NJ Board of Education GO	3.000%	7/15/32	6,000	6,172
Toms River NJ Board of Education GO	3.000%	7/15/33	3,000	3,078
Toms River NJ Board of Education GO	3.000%	7/15/34	8,720	8,915
				2,057,357

New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,625	5,467
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/29	2,560	3,138
Albuquerque NM Municipal School District No.
12 GO	4.000%	8/1/30	2,500	2,805
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,250	1,522
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/31	1,700	2,059
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/32	1,910	2,306
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,004
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,519
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,556
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,850	2,051
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,380	1,580
New Mexico Finance Authority Revenue	5.000%	6/15/27	1,480	1,862
New Mexico Finance Authority Revenue	5.000%	6/15/28	1,460	1,860
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	2,660	2,852
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	3,330	3,813
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26	17,720	18,995
New Mexico GO	5.000%	3/1/23 (ETM)	15,925	18,075
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	910	1,071
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,010	1,218
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,060	1,273
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,465	1,753
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,564
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,546
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,337
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,931
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	100,000	117,579
				214,736

New York (14.8%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19 (ETM)	1,185	1,190
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,575	2,664
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,680	2,773
5 Battery Park City Authority New York Revenue
TOB VRDO	1.530%	8/1/19 LOC	55,200	55,200
2 Battery Park City Authority New York Revenue	5.000%	11/1/38	3,000	3,828
2 Battery Park City Authority New York Revenue	5.000%	11/1/39	7,925	10,091
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	6,888
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,594
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/33	1,340	1,608
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/34	1,000	1,195
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/36	1,010	1,194
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/37	1,035	1,219
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,448
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,160
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,565
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	5,005
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,460	1,774
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,586
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/29	600	761
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/29	325	412
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	625	788
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/32	575	717
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/33	525	652
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/34	850	1,052
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/35	1,300	1,604
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/36	1,650	2,029
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,248
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,158

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	6,754
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,673
Freeport NY GO	5.000%	1/15/20	2,070	2,109
Haverstraw-Stony Point NY Central School
District GO	3.000%	10/15/28	2,270	2,509
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	8,193
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	7,500	9,224
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	12,100	14,805
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	24,300	29,522
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	13,360	16,170
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	3,370	4,276
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,057
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	2,000	2,482
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,236
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	8,600	10,666
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,431
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	4,850	5,963
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/38	3,850	4,713
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	125,000	133,150
Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	219,850	242,288
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/24	5,000	5,892
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/22	192,000	214,395
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,550	3,657
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/29	2,270	2,870
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/30	2,550	3,205
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/32	1,820	2,256
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/33	1,740	2,143

Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	260	261
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,000	2,449
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,780	3,404
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	2,515	3,156
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/27	1,880	2,413
Nassau County NY GO	4.000%	10/1/20 (Prere.)	5,245	5,427
Nassau County NY GO	5.000%	4/1/22	14,850	16,342
Nassau County NY GO	4.000%	10/1/22	8,755	9,034
Nassau County NY GO	5.000%	4/1/23	15,665	17,796
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,775
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,622
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/26	1,740	2,007
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,544
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,653
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,994
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,225
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/27	3,270	3,756
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,979
New York City NY GO	5.000%	8/1/19	4,500	4,500
New York City NY GO	5.000%	8/1/19	3,100	3,100
New York City NY GO	5.000%	8/1/19	5,000	5,000
New York City NY GO	5.000%	8/1/20	32,355	32,459
New York City NY GO	5.000%	8/1/20	5,025	5,224
3 New York City NY GO	5.000%	8/1/20	14,000	14,556
New York City NY GO	5.000%	8/1/21	58,635	58,822
New York City NY GO	5.000%	8/1/21	5,030	5,421
New York City NY GO	5.000%	8/1/21	10,000	10,777
New York City NY GO	5.000%	8/1/21	4,000	4,311
New York City NY GO	5.000%	8/1/21	15,750	16,367
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	10/1/21	7,545	8,182
New York City NY GO	5.000%	8/1/22	1,475	1,644
New York City NY GO	5.000%	8/1/22	7,515	8,378
New York City NY GO	5.000%	8/1/22	6,450	7,191

New York City NY GO	5.000%	8/1/22	18,475	19,199
New York City NY GO	5.000%	8/1/22	6,020	6,256
New York City NY GO	5.000%	8/1/22	6,800	7,581
New York City NY GO	5.000%	8/1/22	5,500	6,132
New York City NY GO	5.000%	8/1/22	2,500	2,787
New York City NY GO	5.250%	8/15/22	5	5
New York City NY GO	5.000%	8/1/23	3,690	4,185
New York City NY GO	5.000%	8/1/23	7,740	8,778
New York City NY GO	5.000%	8/1/23	2,000	2,006
New York City NY GO	5.000%	8/1/23	3,150	3,628
New York City NY GO	5.000%	8/1/23	3,980	4,584
New York City NY GO	5.000%	8/1/23	14,590	16,285
New York City NY GO	5.000%	8/1/23	3,905	4,497
New York City NY GO	5.000%	8/1/23	5,710	6,576
New York City NY GO	5.250%	8/15/23	5	5
New York City NY GO	5.000%	10/1/23	4,465	5,011
New York City NY GO	5.000%	4/1/24	17,335	19,125
New York City NY GO	5.000%	8/1/24	17,185	20,380
New York City NY GO	5.000%	8/1/24	4,025	4,491
New York City NY GO	5.000%	8/1/24	8,085	8,402
New York City NY GO	5.000%	8/1/24	5,310	5,724
New York City NY GO	5.000%	8/1/24	15,210	18,038
New York City NY GO	5.000%	8/1/24	4,675	5,544
New York City NY GO	5.000%	8/1/24	20,010	23,054
New York City NY GO	5.000%	8/1/24	14,000	16,603
New York City NY GO	5.000%	10/1/24	5,000	5,421
New York City NY GO	5.000%	10/1/24	4,500	5,049
New York City NY GO	5.000%	12/1/24	5,200	6,222
New York City NY GO	5.000%	8/1/25	3,630	4,416
New York City NY GO	5.000%	8/1/25	15,510	18,869
New York City NY GO	5.000%	8/1/25	3,300	3,617
New York City NY GO	5.000%	8/1/25	5,000	5,574
New York City NY GO	5.000%	8/1/25	35,345	43,000
New York City NY GO	5.000%	8/1/25	1,665	2,026
New York City NY GO	5.000%	8/1/25	11,770	14,319
New York City NY GO	5.000%	8/1/25	2,120	2,579
New York City NY GO	5.000%	8/1/25	10,640	12,945
New York City NY GO	5.000%	10/1/25	10,985	12,315
New York City NY GO	5.000%	12/1/25	18,050	22,134
New York City NY GO	5.000%	4/1/26	10,000	11,019
New York City NY GO	5.000%	8/1/26	5,040	5,616
New York City NY GO	5.000%	8/1/26	14,215	16,293
New York City NY GO	5.000%	8/1/26	12,750	15,854
New York City NY GO	5.000%	8/1/26	6,765	8,203
New York City NY GO	5.000%	8/1/26	9,735	11,158
New York City NY GO	5.000%	8/1/26	24,805	30,843
New York City NY GO	5.000%	10/1/26	23,890	26,766
New York City NY GO	5.000%	4/1/27	14,780	16,269
3 New York City NY GO	5.000%	8/1/27	4,705	5,150
New York City NY GO	5.000%	8/1/27	6,600	7,556
New York City NY GO	5.000%	8/1/27	20,110	24,896
New York City NY GO	5.000%	10/1/27	15,000	16,786
New York City NY GO	5.000%	8/1/28	18,000	19,694
New York City NY GO	5.000%	8/1/28	9,300	10,950
New York City NY GO	5.000%	3/1/29	27,590	32,014
New York City NY GO	5.000%	8/1/29	1,860	2,334
New York City NY GO	5.000%	8/1/29	9,715	11,098

New York City NY GO	5.000%	3/1/30	16,230	18,786
New York City NY GO	5.000%	8/1/30	23,000	24,721
New York City NY GO	5.000%	8/1/30	6,845	7,804
New York City NY GO	5.000%	8/1/30	5,390	6,308
New York City NY GO	5.000%	8/1/30	10,655	12,149
New York City NY GO	5.000%	3/1/31	33,315	38,484
New York City NY GO	4.000%	8/1/31	30,000	34,217
New York City NY GO	5.000%	10/1/31	34,050	36,797
New York City NY GO	5.000%	12/1/31	3,035	3,698
New York City NY GO	5.000%	8/1/32	1,475	1,583
New York City NY GO	5.000%	8/1/33	5,000	6,192
New York City NY GO	5.000%	8/1/33	5,000	5,839
New York City NY GO	5.000%	12/1/33	11,750	14,275
3 New York City NY GO	5.000%	12/1/34	4,000	4,822
New York City NY GO	5.000%	4/1/35	8,000	9,863
New York City NY GO	4.000%	8/1/35	15,010	16,807
New York City NY GO	5.000%	12/1/35	3,000	3,614
New York City NY GO	5.000%	4/1/36	12,750	15,666
New York City NY GO	5.000%	10/1/36	4,000	4,879
2 New York City NY GO	5.000%	8/1/39	10,000	12,433
5 New York City NY GO TOB VRDO	1.500%	8/1/19 LOC	3,600	3,600
New York City NY GO VRDO	1.470%	8/1/19	26,560	26,560
New York City NY GO VRDO	1.470%	8/1/19	23,575	23,575
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,573
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	19,571
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,615
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,585
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	24,826
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,074
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.500%	11/1/33	5,000	5,342
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/38	8,000	8,413
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	36,430
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	9,281
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	1,000	1,040
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	23,235	24,965
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	37,534
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	2,645	2,836
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	17,750	22,622
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	44,440

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,870
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	26,188
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,299
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	33,178
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	18,687
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	5,921
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,560	6,729
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/33	10,160	12,487
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	6,287
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	56,632
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	5,165	6,210
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,425	12,072
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	16,700	20,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	22,165	26,433
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	13,360	14,916
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	13,000	15,943
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	26,945	32,755
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	6,113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	28,000	32,722
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	110,610	137,444
5 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.500%	8/1/19 LOC	12,600	12,600
5 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.500%	8/1/19 LOC	12,600	12,600
5 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.430%	8/7/19	6,440	6,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.470%	8/1/19	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/19	33,510	33,510
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	15,935	19,155

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,118
New York City NY Sales Tax Asset Receivable
Corp. Revenue	4.000%	10/15/32	2,905	3,272
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	12,309
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	13,257
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	15,000	17,982
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	9,000	10,857
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,025	6,011
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	19,317
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	14,575	18,034
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,633
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,285	6,303
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,361
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,020	5,971
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	11,860
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,917
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,820
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	3,890	4,836
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	10,000	11,883
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	845	1,046
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	2,500	2,833
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/37	6,800	7,664
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	5,000	5,610
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	29,665	33,285
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/38	3,350	4,105
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	9,931
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19 (Prere.)	45	45
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,560
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	14,161

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,050	17,465
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	4,350	4,899
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,780	18,541
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,235	16,573
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,348
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	15,999
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	11,800
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	20,035	24,045
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,985	2,382
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,010	6,530
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	16,895
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,095	1,190
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,395	14,876
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,295	4,543
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,431
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,431
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	5,974
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	11,418
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	10,884
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	2,862
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	9,362
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	8,680
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,558
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,342
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	10,923
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	27,137
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,020	5,916
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	7,000	8,489

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	13,639
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	7,240	8,223
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	5,000	5,279
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	20,887
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	8,010	9,638
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	26,513
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,258
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,060	12,313
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	15,855	19,592
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	16,045
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	4,763
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	17,870
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	19,598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	10,500	12,858
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	14,070	17,312
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	20,000	24,609
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	14,150
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	7,985	9,656
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	13,700	16,371
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	9,615	10,546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	14,415	17,580
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	24,110	29,534
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,499
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	12,052
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	31,111
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	11,150	13,277
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	19,650	23,378
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	9,500	11,487

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	17,060	20,721
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	7,010	8,382
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	8,930	10,090
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	20,000	24,400
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	25,569
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	13,290	15,758
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	10,020	12,072
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	24,240	29,333
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	7,000	7,874
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	3,000	3,533
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	20,000	24,293
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	27,145	31,060
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	4,000	4,736
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	10,050	12,063
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	6,895	7,717
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	24,090	29,159
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/37	20,995	23,889
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	21,790	24,677
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/39	5,000	5,988
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.490%	8/1/19	23,545	23,545
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.520%	8/1/19	24,865	24,865
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/35	27,335	33,908
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/36	47,000	58,106
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/38	6,000	7,328
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/38	2,500	2,813
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/38	5,710	7,001
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	27,000	33,733
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,934

New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/35	15,000	18,607
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/36	18,000	22,253
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/37	35,000	43,105
5 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.420%	8/7/19	9,400	9,400
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	5,500	3,594
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,270
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	15,334
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	21,230	28,462
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	34,225	35,911
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	22,625	23,868
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	9,000	9,495
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	20,730	21,869
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	24,500	25,846
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/21 (Prere.)	8,000	8,690
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,500	1,638
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	12,125	13,239
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	3,850	4,204
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	19,000	20,631
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	17,440
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	10,000	11,225
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	13,665	15,456
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	12,735	14,404
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	8,425	9,457
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,520	6,352
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,480	6,306
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	12,705	14,619
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	1,370	1,576
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,300	2,647
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	1,695	1,950

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	42,000	48,593
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,035	5,825
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,675	7,449
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,020	11,863
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,680	7,468
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	11,500	13,932
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,050	34,643
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	7,045	8,705
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,400	6,019
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	4,000	4,943
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,707
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	2,150	2,707
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	16,625
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	20,500	25,209
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,515	5,751
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,585	4,419
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	9,575	12,065
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	5,000	6,113
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	11,355
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	20,000	24,998
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	6,653
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	60,000	68,823
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	8,112
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	50,000	57,016
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	14,613
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,768
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	21,919
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	1,000	1,112

New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	5,525	5,711
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	7,245	7,910
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,530	12,589
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	6,125	6,688
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,360	11,311
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,910	11,912
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,415	12,463
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,195	3,488
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	4,790	5,230
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,189
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	10,500	11,494
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	48,000	52,702
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,805	7,360
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,210	11,041
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,045	18,798
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	8,000	5,637
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/32	4,000	4,561
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	27,000	30,620
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	13,239
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	13,837
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,800	71,777
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund), SIFMA
Municipal Swap Index Yield + 0.950%	2.350%	11/1/19	8,000	8,017
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	28,710	28,981
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	97,045	103,041
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22 (Prere.)	2,000	2,262
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,787
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,450	8,536
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	18,000	18,344

New York Metropolitan Transportation Authority
Revenue VRDO	1.400%	8/7/19 LOC	13,480	13,480
New York NY GO	5.000%	6/1/24	1,050	1,239
New York NY GO	5.000%	8/1/25	10,310	12,543
New York NY GO	5.000%	8/1/28	30,300	38,243
New York NY GO	5.000%	12/1/35	11,695	14,573
2 New York NY GO	4.000%	8/1/37	12,000	13,653
New York NY GO	5.000%	12/1/37	9,900	12,247
2 New York NY GO	4.000%	8/1/38	20,000	22,701
New York NY GO VRDO	1.520%	8/1/19	21,000	21,000
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,015	10,415
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,079
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	3,925	4,070
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	4,330	4,490
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,000	2,154
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,320	2,499
New York State Dormitory Authority Revenue	5.000%	1/15/26	1,600	1,969
New York State Dormitory Authority Revenue	5.000%	7/1/26	1,650	2,073
New York State Dormitory Authority Revenue	5.000%	10/1/26 (4)	3,000	3,760
New York State Dormitory Authority Revenue	5.000%	1/15/27	3,910	4,917
New York State Dormitory Authority Revenue	5.000%	7/1/27	1,785	2,291
New York State Dormitory Authority Revenue	5.000%	10/1/27 (4)	2,590	3,227
New York State Dormitory Authority Revenue	5.000%	10/1/28 (4)	2,430	3,015
New York State Dormitory Authority Revenue	5.000%	10/1/29 (4)	2,145	2,646
New York State Dormitory Authority Revenue	3.000%	10/1/31	16,380	17,195
New York State Dormitory Authority Revenue	5.000%	10/1/31 (4)	1,315	1,603
New York State Dormitory Authority Revenue	5.000%	3/15/32	12,525	15,756
New York State Dormitory Authority Revenue	3.000%	10/1/32	14,180	14,789
New York State Dormitory Authority Revenue	5.000%	10/1/32 (4)	1,000	1,214
New York State Dormitory Authority Revenue	5.000%	3/15/35	38,335	47,331
New York State Dormitory Authority Revenue	5.000%	3/15/36	26,845	33,309
New York State Dormitory Authority Revenue	5.000%	7/1/39	4,020	4,935
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	223
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	4,956
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/20	6,485	6,720
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/21	3,500	3,763
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/21 (Prere.)	1,070	1,153
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/21 (Prere.)	1,625	1,754
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/21 (Prere.)	1,200	1,297

New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,355	11,014
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,733
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,828
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,295
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	14,002
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,640
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,089
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,088
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	10
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	13,790
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/26	5,850	7,100
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/27	3,750	4,626
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/28	2,125	2,662
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,640	3,762
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,549
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/26	4,080	5,125
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/34	15,010	18,180
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	17,500	21,107
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	9,000	10,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	20
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	25	26
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	31
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/18/20 (Prere.)	990	1,011
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,000	12,253
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	36,455	38,649
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,011

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	56,335	61,881
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	7,895	8,672
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	33,540	36,842
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	7,796
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	25,140	28,586
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	35,015	39,923
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,570	9,771
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	25,500	28,781
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,695	5,148
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	36,080	42,334
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	6,940	7,823
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,080	24,237
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	19,540	21,401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,015	11,663
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	36,510
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	46,485	57,123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	18,726
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,746
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	11,592
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	23,902
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	21,010	26,437
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,045	11,669
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	3/15/27	12,000	13,840
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	32,545
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,120	18,107
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	7,000	8,340

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	31,695	39,639
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	26,542
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	13,827
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	14,505	17,869
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	11,603
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	39,050	48,588
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	26,525
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	18,905	20,631
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,015	11,575
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10	10
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	33,947
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	24,030
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	53,000	59,370
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	18,860
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,173
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	1,765	2,155
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	57,500	65,022
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	11,068
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	34,000	38,296
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	42,224
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	32,000	35,895
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	17,080	20,532
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	5,440	6,513
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	9,340	11,200
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	2,990	3,555
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,516
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,498

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	10,462
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (Prere.)	6,610	6,920
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,354
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	813
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	15,575	16,912
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	18,485	20,072
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	4,435	4,816
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	561
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	390	407
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	780	841
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,035	1,155
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,396
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	950	1,027
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,671
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,117
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,016
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,113
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,117
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,422
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	837
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,782
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	65	70
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	475	528
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	557
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	222
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	473
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	555
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/28	1,775	2,241

New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	1,545	1,939
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,280	10,273
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,005
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,015	3,329
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,104
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/26	1,085	1,335
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/27	2,500	3,098
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/35	3,000	3,566
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36	2,010	2,383
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	17,028
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,555	21,558
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,730	3,116
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	14,895	17,543
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	35,000	42,309
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	12,885	15,576
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/29	9,615	12,354
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	5,140	6,505
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	51,000	62,895
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	6,000	7,275
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	27,610	32,817
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	17,625	21,302
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	14,260	17,337
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,000	37,929
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	18,500	22,731
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	37,165	45,018
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	18,835	22,727
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	22,500	27,509
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	6,094

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	20,000	22,794
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	20,000	21,527
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	4,370	4,703
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/23	2,345	2,707
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	10,000	10,726
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,060	5,789
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	12,292
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	19,124
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	28,134
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	3,932
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,040	6,276
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,375	5,544
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	15,655	19,422
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	7,170	9,049
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	8,000	9,883
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	5,420	6,814
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	9,500	11,696
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	6,830	8,546

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	9,500	11,645
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	9,960	12,397
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	4,745	5,796
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,053
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,715
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,453
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,577
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,577
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	5,684
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	1,961
New York State GO	5.000%	2/15/30	14,000	14,842
New York State Thruway Authority Revenue	4.000%	2/1/20	193,615	194,351
New York State Thruway Authority Revenue	5.000%	1/1/26	1,725	2,125
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,030
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,601
New York State Thruway Authority Revenue	5.000%	1/1/34	4,100	4,887
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,565
New York State Thruway Authority Revenue	5.000%	1/1/36	4,025	4,770
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	18,600	19,804
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,376
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	22,175	23,602
New York State Urban Development Corp.
Revenue	5.000%	3/15/27	3,125	3,795
New York State Urban Development Corp.
Revenue	5.000%	3/15/35	28,920	35,046
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	44,080	53,152

New York State Urban Development Corp.
Revenue	5.000%	3/15/37	46,400	55,735
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	36,774
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	10,714
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	13,310	13,505
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	6,165	6,791
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,745	20,649
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	23,404
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,290	12,873
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,535	41,800
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	61,139
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,468
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	19,592
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	22,485	27,746
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	46,688
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	5,865	7,213
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	24,045	29,451
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	12,550	14,213
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	15,810
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	31,551
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,010
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	35,871
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	10,597
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	6,000	7,236
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	34,630
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,391
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	30,025	35,592
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	7,620	9,012
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	8,301

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	11,533
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,485
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	27,175	32,753
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/32	3,585	4,498
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,168
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	4,000	5,065
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	4,025	5,068
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/34	4,805	5,970
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/35	5,025	6,294
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	7,000	8,328
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	4,500	5,608
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/37	5,000	6,203
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,184
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	9,917
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	3.482%	8/7/19 (2)	4,275	4,275
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	12,000	13,905
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	6,050	7,118
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	10,430	12,444
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	7,190	8,534
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	8,250	9,737
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/31	10,000	11,644
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	8,445	9,794
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,783
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	5,000	5,738
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	15,000	16,454
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	15,000	16,454
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	11,000	12,842
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	8,185	10,236

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	10,000	12,419
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	28,665	20,305
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/32	14,270	17,641
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	14,900	17,976
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,000	3,690
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	5,210	6,408
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	8,350	10,042
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,045	2,427
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	3,460	4,106
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	6,065	7,273
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,500	3,050
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	11,000	13,420
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	16,745	20,365
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	38,321
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	5,952
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	20,825	25,186
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	24,870	30,253
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	38,500	46,222
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	15,010	18,190
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	50,905	60,783
3 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	30,000	35,747
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	258
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	360
Westchester County NY GO	4.000%	7/1/29	5,920	7,107
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	870	923
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,054
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	130	137
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	3,004
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,733
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,397

Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/25	1,505	1,718
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/27	4,405	5,120
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	3,000	3,437
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/29	4,490	5,111
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/30	4,645	5,243
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/31	2,740	3,069
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/32	2,160	2,407
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/34	2,525	2,793
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/35	3,685	4,063
				10,303,561
North Carolina (1.0%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	5,452
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/21	1,330	1,416
Cary NC Combined Utility Systems Revenue	5.000%	12/1/30	1,010	1,278
Cary NC Combined Utility Systems Revenue	4.000%	12/1/32	1,430	1,643
Cary NC Combined Utility Systems Revenue	4.000%	12/1/33	3,090	3,531
Cary NC Combined Utility Systems Revenue	4.000%	12/1/34	3,000	3,422
Cary NC Combined Utility Systems Revenue	4.000%	12/1/35	2,500	2,832
Charlotte NC Airport Revenue	5.000%	7/1/27	3,460	4,381
Charlotte NC Airport Revenue	5.000%	7/1/28	2,200	2,774
Charlotte NC Airport Revenue	5.000%	7/1/29	2,230	2,796
Charlotte NC Airport Revenue	5.000%	7/1/29	1,155	1,350
Charlotte NC Airport Revenue	5.000%	7/1/30	3,100	3,863
Charlotte NC Airport Revenue	5.000%	7/1/31	1,690	2,093
Charlotte NC Airport Revenue	4.000%	7/1/32	1,000	1,148
Charlotte NC Airport Revenue	4.000%	7/1/33	2,465	2,813
Charlotte NC Airport Revenue	5.000%	7/1/33	1,660	2,041
Charlotte NC Airport Revenue	5.000%	7/1/36	1,840	2,239
Charlotte NC GO	5.000%	7/1/22	3,305	3,675
Charlotte NC GO	5.000%	7/1/23	3,355	3,730
Charlotte NC GO	5.000%	7/1/29	2,500	2,938
2 Charlotte NC GO	5.000%	6/1/31	2,305	2,992
2 Charlotte NC GO	5.000%	6/1/32	4,160	5,376
2 Charlotte NC GO	5.000%	6/1/33	5,940	7,649
2 Charlotte NC GO	5.000%	6/1/34	2,300	2,949
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,618
Guilford County NC GO	5.000%	3/1/22	3,230	3,551
Mecklenburg County NC GO	5.000%	2/1/21	1,435	1,519
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,243
Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,993
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19 (Prere.)	9,900	9,962

New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/28	4,000	4,902
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/35	1,500	1,807
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/36	1,250	1,499
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/26	3,270	4,078
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,260	4,394
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	15,837
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	30,510	31,404
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	28,585	29,423
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	14,413
North Carolina GAN	5.000%	3/1/21	2,075	2,200
North Carolina GAN	5.000%	3/1/24	13,000	15,197
North Carolina GAN	5.000%	3/1/25	19,100	22,879
North Carolina GAN	5.000%	3/1/27	5,955	7,058
North Carolina GAN	5.000%	3/1/29	15,000	17,654
North Carolina GO	5.000%	6/1/21	5,515	5,910
North Carolina GO	4.000%	5/1/23	39,470	43,666
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,282
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,188
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,544
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	1.420%	8/7/19	57,310	57,310
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,275	1,509
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,010	2,367
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/27	2,215	2,762
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/28	2,695	3,405
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/29	1,400	1,748
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/30	1,445	1,791
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,428
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,630	13,898

North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,420	1,465
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,157
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,020	5,177
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,010
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,136
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/27	175	200
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/29	635	721
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/31	650	734
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/32	500	563
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,299
North Carolina Revenue	5.000%	5/1/24	13,295	15,645
North Carolina Revenue	5.000%	5/1/25	7,930	9,577
North Carolina Revenue	5.000%	5/1/26	7,525	9,294
North Carolina Revenue	5.000%	5/1/29	25,060	31,245
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,067
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,785	2,087
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	1,885	2,266
North Carolina Turnpike Authority Revenue	5.000%	1/1/27	2,775	3,360
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,300	2,807
North Carolina Turnpike Authority Revenue	5.000%	1/1/28	3,250	3,991
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	3,160
North Carolina Turnpike Authority Revenue	5.000%	1/1/29	3,180	3,957
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	7,000	8,625
North Carolina Turnpike Authority Revenue	5.000%	1/1/35 (4)	10,000	12,265
North Carolina Turnpike Authority Revenue	4.000%	1/1/39	22,125	23,667
University of North Carolina at Charlotte
Revenue	4.000%	10/1/33	1,000	1,127
University of North Carolina at Charlotte
Revenue	4.000%	10/1/34	1,250	1,404
University of North Carolina at Charlotte
Revenue	4.000%	10/1/35	1,100	1,229
University of North Carolina at Greensboro
Revenue	4.000%	4/1/34	3,000	3,383
University of North Carolina at Greensboro
Revenue	4.000%	4/1/36	1,385	1,548
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,720	1,732

University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,590	1,601
Wake County NC GO	5.000%	3/1/20	9,340	9,553
Wake County NC GO	5.000%	3/1/21	5,260	5,585
Wake County NC GO	5.000%	3/1/22	9,000	9,899
Wake County NC GO	5.000%	3/1/23	22,000	25,018
Wake County NC GO	5.000%	3/1/24	5,000	5,867
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	6,710
Wake County NC Limited Obligation Revenue	5.000%	9/1/25	3,935	4,792
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,593
				671,336
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,607
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,071
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,393
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	3,000	3,539
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/26	5,060	6,064
North Dakota Public Finance Authority Revenue
(Revolving Fund Program)	5.000%	10/1/33	2,500	2,902
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/29	2,000	2,379
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/30	1,800	2,128
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/31	1,800	2,112
				23,195
Ohio (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,147
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/27	1,340	1,636
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/28	1,210	1,471
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/29	1,315	1,591
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/31	1,000	1,197
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/34	3,540	4,199
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,426
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/31	2,125	2,415
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/32	1,650	1,869

Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/33	1,150	1,289
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	30,000	31,294
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	18,865	20,524
5 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.550%	8/7/19	5,125	5,125
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/26	12,300	14,982
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/27	11,415	14,138
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/28	6,010	7,515
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	11,040	13,703
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/30	5,000	6,152
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/36	5,750	6,285
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	10,000	10,890
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	3,600	3,904
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	11,658
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	15,000	15,296
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	2,375	2,601
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	6,120	6,740
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,930
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,630
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,555	10,771
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	8,480	10,329
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/29	3,845	4,817
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/30	1,875	2,097
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/31	1,565	1,742
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/32	1,850	2,045
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/34	4,620	5,580
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,610
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/37	4,245	5,056
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,772
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group	5.000%	12/1/30	1,040	1,255

Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/25	2,035	2,439
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/26	2,360	2,879
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/27	1,800	2,221
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/28	1,795	2,193
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/31	1,105	1,323
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/32	2,000	2,178
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/26	2,985	3,650
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	2,025	2,513
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,715	6,789
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,810	3,942
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,180	3,290
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,050	7,437
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,248
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,030	11,367
Cincinnati OH GO	5.000%	12/1/26	1,270	1,589
Cincinnati OH GO	5.000%	12/1/27	845	1,078
Cincinnati OH GO	4.000%	12/1/28	1,060	1,244
Cincinnati OH GO	4.000%	12/1/31	750	859
Cincinnati OH GO	4.000%	12/1/32	800	913
Cincinnati OH GO	4.000%	12/1/33	2,150	2,445
Cincinnati OH Water System Revenue	4.000%	12/1/28	2,000	2,374
Cincinnati OH Water System Revenue	4.000%	12/1/29	1,300	1,533
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/33	1,395	1,569
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/35	1,770	1,969
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/36	3,605	3,998
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/37	2,325	2,560
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,815	2,037
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,241
Cleveland OH GO	5.000%	12/1/19	1,780	1,803
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	5,035	5,830
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	4,800	5,558
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	10,035	11,619
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,858
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,050	1,174
Cleveland OH Municipal School District GO	5.000%	12/1/28	3,730	4,206
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,400	2,624
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,500	2,733
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,250	2,460

Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,395
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,633
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,304
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	9,755
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/31	3,175	3,605
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/32	3,340	3,784
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	12,078
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	9,019
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,004
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/30	5,010	6,075
Columbus OH GO	5.000%	2/15/21	7,220	7,650
Columbus OH GO	5.000%	2/15/22	3,025	3,320
Columbus OH GO	4.000%	4/1/23	16,605	18,327
Columbus OH GO	5.000%	7/1/24	5,790	6,859
Columbus OH GO	4.000%	8/15/24	3,570	4,070
Columbus OH GO	5.000%	8/15/24	10,325	12,274
Columbus OH GO	4.000%	4/1/26	16,170	18,919
Columbus OH GO	4.000%	8/15/27	7,500	8,593
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,394
Columbus OH Sewer Revenue	5.000%	6/1/29	12,020	14,727
Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	12,571
Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	4,115
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	7,361
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	7,672
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,724
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,147
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/26	3,000	3,482
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/27	2,845	3,347
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	7,145	8,290
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	5,385	6,186
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	16,500	18,661
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,783
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,369
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,725	4,394
Cuyahoga OH Community College District GO	4.000%	12/1/31	2,000	2,241
Cuyahoga OH Community College District GO	4.000%	12/1/33	1,300	1,447

Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	6,610	6,739
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	3,470	3,538
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	2,500	2,549
Dayton OH City School District GO	5.000%	11/1/21	9,210	9,949
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,149
Dublin OH City School District GO	4.000%	12/1/31	4,250	4,999
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,766
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	6,296
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,213
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,050	5,915
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	10,110
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,683
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	11,672
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,652
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	1.400%	8/7/19	33,985	33,985
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/29	1,135	1,419
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/30	2,645	3,281
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/32	1,775	2,181
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,530
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/25	1,125	1,267
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/26	700	802
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/27	1,225	1,318
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/31	1,500	1,687
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,635	1,852
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,325	1,470
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/26	2,500	2,913
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) VRDO	1.420%	8/7/19	10,000	10,000
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/33	8,115	9,717

Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/34	11,540	13,757
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/35	13,965	16,593
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	12,955	15,345
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,915
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	3,934
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	901
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	152
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,013
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,013
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,095
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,914
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,365
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,170
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,378
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,629
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	2,022
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	14,400	16,826
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	4,245	4,610
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/21 (Prere.)	6,000	6,617
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	7,675	8,201
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/34	1,500	1,807
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/35	1,500	1,801
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/36	1,320	1,579
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/37	3,500	4,172
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/38	2,905	3,452
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/39	1,750	2,074
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,148
Miami Valley OH Career Technology Center GO	5.000%	12/1/31	1,700	2,119
Miami Valley OH Career Technology Center GO	5.000%	12/1/32	750	932
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.520%	8/1/19 LOC	6,475	6,475
5 Montgomery County OH Revenue (Premier
Health Partners Obligated Group) VRDO	1.530%	8/1/19 LOC	24,250	24,250
2 Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/31	2,400	3,186
2 Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/32	4,410	5,899
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,032

Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/21 (Prere.)	1,475	1,572
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	4.000%	10/1/22	2,250	2,449
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/37	3,000	3,587
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/37	5,080	6,240
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/22	1,000	1,088
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/22	1,805	1,965
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	1,000	1,155
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	3,505	4,050
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/26	1,440	1,789
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/26	2,570	3,193
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/27	2,540	3,211
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/28	1,025	1,291
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/29	1,190	1,491
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/32	1,620	1,998
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,450	1,766
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	4.000%	2/1/22	5,670	6,069
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	5,375	6,082
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,348
Ohio Common Schools GO	5.000%	6/15/20	7,730	7,992
Ohio Common Schools GO	5.000%	3/15/29	3,805	4,405
Ohio Common Schools GO	5.000%	6/15/34	20,490	22,520
Ohio Common Schools GO VRDO	1.320%	8/7/19	940	940

Ohio GO	5.000%	9/15/19	9,025	9,067
Ohio GO	5.000%	4/1/21	4,440	4,725
Ohio GO	5.000%	9/15/22	4,080	4,565
Ohio GO	5.000%	11/1/22	11,100	12,489
Ohio GO	5.000%	2/1/24	4,685	5,477
Ohio GO	5.000%	5/1/24	11,385	13,409
Ohio GO	5.000%	9/15/24	12,500	14,880
Ohio GO	5.000%	2/1/25	9,655	11,604
Ohio GO	5.000%	5/1/25	19,650	23,793
Ohio GO	5.000%	5/1/25	9,340	11,292
Ohio GO	5.000%	11/1/25	7,805	9,568
Ohio GO	5.000%	2/1/26	12,660	15,567
Ohio GO	5.000%	8/1/26	25,360	31,572
Ohio GO	5.000%	9/1/26	10,000	12,472
Ohio GO	5.000%	11/1/26	7,080	8,869
Ohio GO	4.000%	2/1/27	8,220	8,843
Ohio GO	5.000%	2/1/27	11,595	14,212
Ohio GO	5.000%	5/1/27	5,040	6,209
Ohio GO	5.000%	9/15/27	2,410	3,061
Ohio GO	5.000%	11/1/27	6,635	8,472
Ohio GO	5.000%	8/1/28	19,025	24,577
Ohio GO	5.000%	5/1/30	13,500	14,848
Ohio GO	5.000%	6/15/30	2,000	2,208
Ohio GO	5.000%	11/1/32	3,500	4,121
Ohio GO	5.000%	5/1/33	3,000	3,757
Ohio GO	5.000%	6/15/33	16,465	19,719
Ohio GO	5.000%	5/1/34	3,250	4,045
Ohio GO	5.000%	5/1/35	9,500	11,577
Ohio GO	5.000%	6/15/35	19,795	23,564
Ohio GO	5.000%	3/15/36	5,000	5,693
Ohio GO	5.000%	6/15/36	18,000	21,384
Ohio GO VRDO	1.320%	8/7/19	800	800
Ohio Higher Education GO	5.000%	8/1/24	4,180	4,962
Ohio Higher Education GO	5.000%	5/1/31	1,300	1,537
Ohio Higher Education GO	5.000%	5/1/32	15,080	18,571
Ohio Higher Education GO	5.000%	5/1/33	8,040	9,457
Ohio Higher Education GO	5.000%	5/1/37	19,940	24,146
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	4,879
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.490%	8/1/19	4,460	4,460
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/34	1,505	1,847
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/37	1,730	2,100
Ohio Highway Capital Improvements GO	5.000%	5/1/22 (Prere.)	10,220	11,301
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/30	2,200	2,755
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/31	1,500	1,868
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/33	3,100	3,817
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	7,825	8,833

Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/36	3,000	3,362
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/40	3,460	3,842
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.640%	8/1/19	10,500	10,500
Ohio Infrastructure Improvement GO	5.000%	9/1/31	9,370	10,757
Ohio Infrastructure Improvement GO	5.000%	9/1/32	9,850	11,284
Ohio Infrastructure Improvement GO	5.000%	9/1/33	10,355	11,841
Ohio Infrastructure Improvement GO	5.000%	9/1/34	10,885	12,419
Ohio Infrastructure Improvement GO	5.000%	9/1/35	11,445	13,031
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,320	5,995
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,260	3,615
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	4,130	4,803
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25	9,040	11,071
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/26	22,340	27,881
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	9,150	11,615
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	23,250	28,375
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/29	15,800	19,241
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,741
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	3,921
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	4,103
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/36	5,980	7,390
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/37	5,000	6,157
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/25	1,010	1,216
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/31	2,450	3,063
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/32	2,200	2,738
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/33	1,610	1,991
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	218
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	3,581
Ohio State University General Receipts
Revenue VRDO	1.330%	8/7/19	10,000	10,000
Ohio State University General Receipts
Revenue VRDO	1.330%	8/7/19	4,700	4,700
Ohio State University General Receipts
Revenue VRDO	1.340%	8/7/19	1,855	1,855
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	7,195	7,347
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	1,750	1,787

Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	9,211
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,250
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,397
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	16,510	18,529
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33	13,980	15,579
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	10,000	12,189
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36	17,060	20,725
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37	7,385	8,934
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	2,885	2,925
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	5,821
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/23	5,875	6,839
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	5,310	5,787
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,430	4,050
Ohio Water Development Authority Revenue	5.000%	6/1/25	10,000	12,121
Ohio Water Development Authority Revenue	5.000%	12/1/25	10,000	12,270
Ohio Water Development Authority Revenue	5.000%	12/1/26	4,500	5,626
Ohio Water Development Authority Revenue	5.000%	12/1/27	6,135	7,820
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,065
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	9,816
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,525	13,158
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/27	10,010	12,637
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	20,146
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,000	28,928
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,680	30,986
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,727
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/39	5,000	6,055
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/20 (Prere.)	3,150	3,200
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	4,860	4,934
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,386
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,538
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,030
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,030
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,537
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,466
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,605	2,881

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,015
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,096
2 Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/35	1,215	1,324
				2,135,668
Oklahoma (0.4%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/26	785	914
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/27	1,500	1,769
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/28	1,750	2,061
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	5.000%	7/1/29	1,185	1,473
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,600	9,393
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/19	795	797
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	835	867
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	880	943
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	925	1,021
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	970	1,100
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	5,000	5,817
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	1,020	1,187
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	3,525	4,192
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	1,075	1,279
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	5,325	6,457
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	1,130	1,370
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	2,100	2,532
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	1,185	1,442
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	2,000	2,401
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/29	1,310	1,584
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,380	1,654
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,450	1,729
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,570	2,942
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,766

Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,515
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	13,500	15,781
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,050	3,551
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,020	2,347
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	2,894
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	2,889
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	20,400	22,831
Oklahoma City OK GO	3.000%	3/1/23	3,985	4,237
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,202
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,650	1,895
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/29	3,600	4,432
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,842
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,685
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	1,850	2,245
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/33	2,500	3,025
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/34	4,385	5,267
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,010	2,419
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,010	1,209
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,810	2,156
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	2,078
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,760	2,079
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/26	1,270	1,511
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/27	2,075	2,508
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/33	4,500	5,379
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/38	9,000	10,567
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/29	410	492
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,396

Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	7,054
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	1,500	1,765
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	1,160	1,224
Oklahoma Turnpike Authority Revenue	5.000%	1/1/26	9,200	11,278
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	10,135	12,701
Oklahoma Turnpike Authority Revenue	5.000%	1/1/34	2,500	3,027
Oklahoma Turnpike Authority Revenue	5.000%	1/1/35	3,550	4,283
Oklahoma Turnpike Authority Revenue	4.000%	1/1/38	2,300	2,543
Oklahoma Turnpike Authority Revenue	4.000%	1/1/39	3,350	3,693
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/24	3,770	4,457
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/25	6,450	7,796
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/25	1,000	1,155
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/26	350	408
Tulsa County OK Public Facilities Authority
Revenue	3.000%	6/1/28	1,000	1,066
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/28	10,805	12,410
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/29	11,370	12,908
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,028
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,386
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,136
University of Oklahoma Revenue	5.000%	7/1/32	680	726
				274,166
Oregon (0.9%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/33	11,905	14,613
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/37	16,370	19,825
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	3,500	4,415
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/29	3,000	3,761
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/30	2,245	2,796
Clackamas County OR School District No. 62C
Oregon City GO	5.000%	6/15/38	2,635	3,248
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/29	1,425	1,787
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/32	2,015	2,487
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/34	2,475	3,031
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/35	2,000	2,439
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/36	2,500	3,040
Deschutes County OR Administrative School
District No. 1 (Bend-La Pine) GO	3.000%	6/15/34	2,640	2,738
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	623

Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,773
Lane County OR School District No. 4J
(Eugene) GO	3.000%	6/15/29	1,515	1,623
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/36	15,310	19,014
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/37	12,475	15,447
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/38	10,000	12,346
Marion County OR School District No. 103 GO
(Woodburn)	5.000%	6/15/30	2,000	2,382
Metropolitan OR GO	5.000%	6/1/26	1,640	2,037
Multnomah and Clackamas Counties OR School
District GO	5.000%	6/15/26	2,015	2,494
Multnomah County OR School District GO	5.000%	6/15/21	36,255	38,864
Multnomah County OR School District GO	5.000%	6/15/29	9,480	11,343
Oregon Department of Administrative Services
COP	5.000%	11/1/19 (Prere.)	4,310	4,351
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,019
Oregon Department of Administrative Services
COP	5.000%	11/1/20	5,350	5,401
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	5,693
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,631
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,249
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,550	4,049
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,407
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,238
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,495
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,389
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	6,563
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	2,275	2,734
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	2,445	2,938
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,494
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	1,000	1,296
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	4,705	5,838
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	2,000	2,482
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	1,000	1,289
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,385

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,480	4,299
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	860	916
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	4,475	5,734
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,248
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	3,920	5,005
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,223
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	4,000	4,900
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/34	2,000	2,543
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/34	2,585	3,156
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/35	1,630	2,062
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/35	4,000	4,867
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/36	2,000	2,521
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/36	1,670	2,026
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/38	3,215	4,023
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,115	3,725
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/26	9,010	11,296
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,020	2,399
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,523
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	11,222
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	2,941
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	3,000	3,530
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	7,610	7,836
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,705	8,235
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/32	4,000	4,779
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	4,000	4,761
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,120
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,443
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,110

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,025	2,356
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,897
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,640
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/26	1,080	1,300
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/27	2,725	3,247
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/28	3,965	4,702
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	705
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	878
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	816
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	814
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,158
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,270
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,474
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,378
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,677
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,579
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,515
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,071
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,599
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,591
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,627
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	2,942
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,086
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	1,879
Oregon GO	5.000%	8/1/22	2,000	2,231
Oregon GO	5.000%	8/1/23	2,100	2,421
Oregon GO	5.000%	8/1/24	2,200	2,615
Oregon GO	5.000%	5/1/27	1,875	2,363
Oregon GO	5.000%	12/1/30	2,000	2,468
Oregon GO	5.000%	5/1/31	2,915	3,298
Oregon GO	5.000%	5/1/32	2,060	2,327
Oregon GO	5.000%	5/1/32	3,320	4,094
Oregon GO	5.000%	11/1/32	1,440	1,649
Oregon GO	5.000%	5/1/33	3,050	3,750
Oregon GO	5.000%	5/1/34	2,675	3,277
Oregon GO	5.000%	5/1/35	2,750	3,358
Oregon GO	5.000%	5/1/37	4,360	5,290
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	1,650	1,786
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,050	2,219
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,585	2,798

Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,725	2,949
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,865	3,101
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	3,015	3,263
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	1,968
Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,187
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,254
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,515
Portland OR Community College District GO	5.000%	6/15/25	1,530	1,854
Portland OR Community College District GO	5.000%	6/15/26	1,150	1,425
Portland OR GO	5.000%	6/15/35	6,160	7,688
Portland OR GO	5.000%	6/15/36	5,950	7,401
Portland OR GO	5.000%	6/15/37	6,005	7,452
Portland OR GO	5.000%	6/15/39	5,045	6,225
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26	1,165	1,436
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	1,920	2,405
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	9/1/37	2,160	2,636
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	9/1/38	1,025	1,248
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,964
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,808
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	3,029
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/31	5,460	6,751
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/32	4,115	5,069
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/35	10,000	12,213
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	12,120	14,757
				603,253
Pennsylvania (5.3%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	15,146
Allegheny County PA GO	5.000%	11/1/25	7,575	9,220
Allegheny County PA GO	5.000%	11/1/29	12,040	14,726
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	1.480%	8/1/19	7,000	7,000
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,290	1,377
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	2,720	2,904

Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/26	8,605	10,347
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/27	15,000	18,372
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/28	8,040	10,022
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/29	8,500	10,555
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/30	7,000	8,605
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/31	10,000	12,171
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32	11,000	13,280
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33	11,000	13,188
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/34	8,475	10,109
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/35	6,000	7,130
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/36	4,750	5,626
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/37	7,000	7,660
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38	6,500	7,091
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/27	14,500	18,103
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/28	12,025	15,278
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/29	5,000	6,438
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/30	6,500	8,286
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/31	6,000	7,583
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/32	7,000	8,809
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/33	4,800	6,019
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/34	5,250	6,544
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/35	3,790	4,229
5 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.500%	8/1/19 LOC	15,040	15,040

1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center), 67% of 3M USD LIBOR +
0.720%	2.448%	2/1/21	5,950	5,960
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	18,192
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,725	4,317
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,530	3,016
Allentown PA City School District GO	5.000%	2/1/29 (15)	3,150	3,942
Allentown PA City School District GO	5.000%	2/1/30 (15)	4,270	5,356
Allentown PA City School District GO	5.000%	2/1/33 (15)	5,000	6,159
Allentown PA City School District GO	4.000%	2/1/35 (15)	2,500	2,780
Allentown PA City School District GO	5.000%	2/1/37 (15)	2,550	3,096
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,011
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,687
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,144
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	5,500	6,321
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,500	2,905
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,468
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,987
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,183
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	2,575	2,726
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.125%	5/1/32	2,500	2,752
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	1,200	1,266
Allentown PA School District GO	5.000%	6/1/33 (15)	1,545	1,807
Allentown PA School District GO	5.000%	6/1/34 (15)	2,000	2,331
Allentown PA School District GO	5.000%	6/1/37 (15)	1,500	1,733
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/26	1,015	1,242
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/27	2,115	2,630
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/28	2,570	3,158
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/29	2,250	2,745
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/30	2,780	3,365
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/31	5,560	6,121

Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/32	1,765	1,936
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/34	2,650	3,141
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/36	1,815	2,134
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/37	2,500	2,930
5 Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project) TOB VRDO	1.600%	8/7/19 LOC	10,000	10,000
Bermudian Springs PA School District GO	5.000%	5/1/29 (4)	1,530	1,879
Bermudian Springs PA School District GO	5.000%	5/1/31 (4)	1,955	2,373
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/25 (4)	1,195	1,449
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/26 (4)	1,000	1,239
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/27 (4)	570	718
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	1,000	1,251
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/31	1,825	2,131
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/32	1,915	2,231
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/26	1,000	1,219
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/27	1,075	1,330
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	1,500	1,882
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	13,538
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	644
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/31	1,350	1,664
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,100	2,546
5 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) TOB
VRDO	1.660%	8/7/19 LOC	28,210	28,210
Coatesville PA School District GO	5.000%	8/1/24 (4)	5,385	6,241
Coatesville PA School District GO	5.000%	8/1/25 (4)	4,020	4,763
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,059
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	959
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	5,500	6,510

Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	8,500	10,241
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	3,500	4,291
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	750	918
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	12,235	15,249
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,000	1,245
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	4,000	4,957
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	1,000	1,263
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	3,000	3,693
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,599
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	1,875	2,266
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	4,100	4,933
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	2,000	2,192
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/29	1,525	1,829
Delaware County PA Authority University
Revenue (Villanova University)	4.000%	12/1/31	1,000	1,130
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,035	2,524
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	4,231
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,394
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	3,745	4,817
2 Easton PA Area School District GO	4.000%	4/1/30	2,300	2,533
Exeter Township PA School District GO	4.000%	5/15/28	4,215	4,914
5 Geisinger Authority Health System Pennsylvania
Revenue TOB VRDO	1.430%	8/7/19	10,800	10,800
Harrisburg PA School District GO	5.000%	11/15/26 (4)	4,560	5,617
Harrisburg PA School District GO	5.000%	11/15/27 (4)	1,410	1,771
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,730	8,325
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/28	1,430	1,751
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/29	1,385	1,687
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/33	3,000	3,583

Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/34	3,000	3,570
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,493
Luzerne County PA GO	5.000%	12/15/25 (4)	500	591
Luzerne County PA GO	5.000%	12/15/25 (4)	400	473
Luzerne County PA GO	5.000%	12/15/26 (4)	1,000	1,202
Luzerne County PA GO	5.000%	12/15/26 (4)	500	601
Luzerne County PA GO	5.000%	12/15/27 (4)	500	608
Luzerne County PA GO	5.000%	12/15/27 (4)	500	608
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/26 (4)	530	616
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/27 (4)	5,490	6,351
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/21	1,030	1,105
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/22	1,025	1,133
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/24	745	866
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,278
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/26	675	809
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,030	3,327
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,375	3,706
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	7,125	7,893
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	7,000	7,742
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	6,000	6,636
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	8,500	9,401
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/26	2,000	2,433
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/27	1,750	2,159
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/27	2,165	2,667
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/28	2,020	2,526
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/28	2,250	2,813
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/29	1,370	1,738

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/29	4,125	5,133
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/30	1,520	1,914
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/30	4,000	4,943
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/31	4,500	5,627
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/33	3,995	4,957
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/34	3,000	3,344
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/35	2,000	2,220
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/36	1,500	1,659
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,828
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,665	5,277
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	7,840	9,066
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	7,435	8,649
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,500	4,056
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,434
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,535
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	10,306
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,255	4,270
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,261
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	19,000	19,082

Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/27	1,385	1,615
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/28	1,455	1,690
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,778
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	5,855	6,326
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,433
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/32	1,515	1,852
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/33	1,145	1,394
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/34	1,000	1,213
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/35	1,000	1,209
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/36	1,250	1,506
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/37	2,505	3,007
North Allegheny PA School District GO	4.000%	5/1/34	1,000	1,141
North Allegheny PA School District GO	4.000%	5/1/35	1,000	1,136
North Allegheny PA School District GO	4.000%	5/1/36	760	860
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/24	2,815	3,295
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	2,025	2,423
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/27	3,175	3,819
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	5,205	6,208
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/30	7,720	9,151
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/31	8,130	9,571
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/34	6,000	6,418
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	2,100	2,121
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,076
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,405	1,582
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,050	3,533

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,265	2,666
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	2,000	2,420
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,035	3,560
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26	5,180	6,393
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,505
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27	4,130	5,190
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28	10,015	12,557
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,986
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	9,000	10,991
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29	4,000	4,985
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	2,020	2,502
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,975
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31	2,060	2,536
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,905
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32	2,265	2,777
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,486
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,249
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34	5,000	5,573
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	16,500	16,655
Pennsylvania GO	5.000%	6/1/21	20,000	21,409
Pennsylvania GO	5.000%	7/1/21	32,365	34,749
3 Pennsylvania GO	5.375%	7/1/21	4,950	5,350
Pennsylvania GO	5.000%	11/15/21 (Prere.)	4,705	5,115
Pennsylvania GO	5.000%	6/1/22	19,450	21,546
Pennsylvania GO	5.000%	4/1/23 (Prere.)	7,500	8,550
3 Pennsylvania GO	4.000%	7/1/23	13,000	14,415
Pennsylvania GO	5.000%	7/15/23	23,170	26,608
Pennsylvania GO	5.000%	8/15/23	43,000	49,508
Pennsylvania GO	5.000%	1/1/24	34,200	39,799
Pennsylvania GO	5.000%	7/15/24	46,000	54,385
3 Pennsylvania GO	5.000%	8/15/24	24,500	29,033
Pennsylvania GO	5.000%	3/15/25	7,000	8,393
Pennsylvania GO	5.000%	7/15/25	77,000	93,081
Pennsylvania GO	5.000%	1/1/26	35,000	42,475
Pennsylvania GO	5.000%	7/15/26	37,910	46,527
Pennsylvania GO	5.000%	9/15/26	24,500	30,172
Pennsylvania GO	5.000%	7/15/27	29,500	36,806

3 Pennsylvania GO	5.000%	9/15/27	15,375	18,888
3 Pennsylvania GO	5.000%	3/15/28	6,000	7,119
Pennsylvania GO	5.000%	7/15/28	43,000	54,552
3 Pennsylvania GO	4.000%	10/15/28	11,550	12,606
Pennsylvania GO	4.000%	1/1/29	54,785	62,331
3 Pennsylvania GO	4.000%	8/15/29 (4)	17,000	19,126
3 Pennsylvania GO	4.000%	6/15/30	24,400	26,627
3 Pennsylvania GO	4.000%	8/15/30 (4)	19,000	21,223
Pennsylvania GO	4.000%	3/1/33 (4)	40,000	45,285
Pennsylvania GO	4.000%	3/1/34 (4)	43,000	48,500
Pennsylvania GO	4.000%	3/1/35 (15)	18,900	21,236
Pennsylvania GO	4.000%	3/1/36	14,000	15,573
Pennsylvania GO	4.000%	3/1/37 (15)	17,440	19,458
Pennsylvania GO	4.000%	3/1/37	8,000	8,867
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20 (ETM)	2,560	2,695
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20 (Prere.)	1,830	1,926
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	8,500	9,377
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	10,000	11,003
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	1,745	1,933
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,380
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,251
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,568
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,822
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,838
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,257
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,244
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,220
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,355
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,237
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,793
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	2,944
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	772
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,816

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	548
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,094
3 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,553
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	9,519
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,000	8,347
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,030	6,147
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,616
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	11,595
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/35	4,500	5,317
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	2,040	2,570
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/28	1,510	1,885
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/34	6,500	7,256
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	5,000	5,562
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	7,630	8,461
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	514
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,012
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,566
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	4/1/20	1,265	1,296
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	4/1/21	1,545	1,637

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/21	4,630	4,934
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	15,000	18,401
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	600	727
Pennsylvania State University Revenue	5.000%	9/1/21	620	670
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,512
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,586
Pennsylvania State University Revenue	5.000%	9/1/28	5,040	6,230
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	6,149
Pennsylvania State University Revenue	5.000%	9/1/30	1,780	2,181
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	2,022
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	6,309
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,835
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,626
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,398
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,241
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	2,265	2,396
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,190	2,465
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,165	2,437
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	1,825	2,055
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	1,972
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	6/1/25	2,070	2,467
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	6/1/26	3,395	4,132
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/31	5,570	6,729
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/33	7,250	8,701
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	2,215	2,639
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/36	3,970	4,718
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	6,295	7,462
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/23	2,990	3,445
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26	1,475	1,813
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27	1,850	2,259
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	7,374
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,250	1,314
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,577
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,335	1,403
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,035	1,088

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,577
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,803
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	4,015	4,233
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	5,985	6,340
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	2,225	2,357
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	1,896
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,955	7,039
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,750	16,965
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	32,403
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	14,141
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,930	45,036
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,040	3,693
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,440	42,800
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	42,849
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,715
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,755
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	3,850	4,777
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,316
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	1,270	1,555
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,085	6,217
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,070	1,321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	4,145	5,246
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	6,135
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,775	2,151
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	9,355	11,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	3,500	4,371
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,040	1,270
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,238
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,175
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,565
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	9,055
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,240	1,505
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,330	1,631
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,343
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,150	6,075
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,500	1,809
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	2,820	3,425
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,669
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	7,090	8,321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,085	3,727
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	29,692
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,407
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	17,095
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	3,110	3,691
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	17,500	20,770
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	4,004
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	36,274
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,779
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,608
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,500	5,455
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,600
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,400
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,010	6,148
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	26,685
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	8,160	9,750
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,770	3,132
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,025	4,642

	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,600	3,109
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	26,087
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,601
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,420	35,543
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	25,765	29,793
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,589
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	15,075	18,226
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,125	6,033
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	12,640	15,223
1,5 Pennsylvania Turnpike Commission Revenue
	PUT	1.530%	8/1/19 (4)LOC	11,400	11,400
1,5 Pennsylvania Turnpike Commission Revenue
	PUT	1.530%	8/1/19 (4)LOC	5,000	5,000
	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.390%	8/7/19 LOC	30,000	30,000
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.980%	2.380%	12/1/21	37,500	37,883
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 1.270%	2.670%	12/1/20	22,700	22,866
	Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,067
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/26	5,025	6,010
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,579
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/25	7,910	9,471
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,320
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,009
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/28	3,525	4,162
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,928
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,734
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,176
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	5.000%	7/1/31	1,010	1,241
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	5.000%	7/1/33	1,900	2,312
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	5.000%	7/1/34	3,830	4,638
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	4.000%	7/1/35	2,850	3,198
	Philadelphia PA Authority for Industrial
	Development Revenue (The Children's
	Hospital of Philadelphia Project)	4.000%	7/1/36	6,220	6,957
	Philadelphia PA Authority for Industrial
	Development Revenue (Thomas Jefferson
	University)	5.000%	9/1/37	3,000	3,531

Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,265	7,841
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,590	6,417
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,425	7,531
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	2,310	2,719
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,525	3,026
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,750	2,135
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,000	1,183
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,500	1,806
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,434
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	3,500	4,233
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	6,820	8,219
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	5,000	6,008
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	2,875	3,442
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,595	1,903
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	770	916
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,400	1,657
Philadelphia PA Gas Works Revenue VRDO	1.390%	8/7/19 LOC	10,000	10,000
Philadelphia PA Gas Works Revenue VRDO	1.400%	8/7/19 LOC	1,475	1,475
Philadelphia PA GO	5.000%	8/1/23	7,310	8,379
Philadelphia PA GO	5.000%	8/1/29	5,000	5,890
Philadelphia PA GO	5.000%	8/1/34	2,640	3,163
Philadelphia PA GO	5.000%	8/1/37	1,370	1,625
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	5,920	6,815
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/26	15,155	17,697
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/27	6,885	8,130
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/28	2,670	3,123
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.390%	8/7/19 LOC	23,210	23,210
Philadelphia PA School District GO	5.000%	9/1/21	6,300	6,547
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,274
Philadelphia PA School District GO	5.000%	9/1/25 (15)	19,910	23,731
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,721
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,432
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	1,300	1,346
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	5,510	6,421
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28	1,625	2,032
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37	1,750	2,091
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	3,000	3,117
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23	2,410	2,717
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23	2,000	2,291
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24	3,800	4,472
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26	6,460	8,002
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26	1,175	1,458
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27	3,875	4,881
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27	1,585	2,000
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29	4,665	5,807
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30	5,925	7,324
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31	5,750	7,045
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33	1,275	1,548

Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,380	6,931
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	11,000	11,918
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35	2,000	2,407
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,660	1,993
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	1.410%	8/7/19 (4)	31,000	31,000
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/30 (4)	1,000	1,282
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/31 (4)	1,000	1,268
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/32 (4)	550	692
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/35 (4)	1,750	2,176
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/36 (4)	2,000	2,478
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/37 (4)	2,275	2,807
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/38 (4)	2,250	2,767
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/39 (4)	2,000	2,452
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,139
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,334
Reading PA School District GO	5.000%	3/1/26 (4)	1,235	1,481
Reading PA School District GO	5.000%	3/1/35 (4)	1,100	1,301
Reading PA School District GO	5.000%	3/1/36 (4)	1,250	1,474
Reading PA School District GO	5.000%	3/1/37 (4)	2,000	2,344
Rose Tree PA Media School District GO	5.000%	4/1/26	2,990	3,663
Rose Tree PA Media School District GO	5.000%	4/1/27	1,815	2,208
Rose Tree PA Media School District GO	5.000%	4/1/28	1,665	2,019
Rose Tree PA Media School District GO	5.000%	4/1/29	700	847
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/27	2,000	2,526
Scranton PA School District GO	5.000%	6/1/25	2,500	2,929
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/20 (Prere.)	4,690	4,796
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/20 (Prere.)	3,845	3,932
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	1,410	1,440
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	1,155	1,181
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	15,385	15,853
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,513
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,465	2,540
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/24 (15)	2,645	3,110
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/25 (15)	2,880	3,410

State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/26 (15)	3,445	4,071
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/27 (15)	3,130	3,690
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/24	3,290	3,835
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	2,000	2,184
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/24	1,365	1,488
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	21,000	24,238
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	9,505	11,297
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	31,500	37,952
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	8,400	9,881
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/35	3,195	4,010
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/36	3,360	4,200
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/37	2,530	3,148
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/38	2,460	3,052
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,474
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	2,375	2,387
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	11,306
West Cornwall PA Healthcare Facilities
Revenue (Pleasant View Retirement
Community Obligated Group)	4.000%	12/15/28	1,375	1,462
West Cornwall PA Healthcare Facilities
Revenue (Pleasant View Retirement
Community Obligated Group)	5.000%	12/15/38	2,195	2,409
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	2,330	2,414
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,640
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	15,000	17,271

Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/34 (15)	5,000	5,508
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,015	1,063
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,160	1,215
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,350	1,414
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,420	1,487
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,465	1,534
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	6,185	6,477
				3,710,871
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,374
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,594
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,145
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,391
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	5,300	5,589
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	255
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	5,121	4,386
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	34,027	26,124
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	51,505	36,206
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	22,213	13,967
				145,031
Rhode Island (0.1%)
Narragansett RI Commission Wastewater
System Revenue	5.000%	2/1/37	11,000	12,704
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	9,805	10,659
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	3,610	3,924
Rhode Island & Providence Plantations GO	3.000%	5/1/32	8,170	8,640
Rhode Island & Providence Plantations GO	3.000%	5/1/33	8,420	8,863
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	515	616
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	760
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,826
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	576
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,432
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	7,024
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,548
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/25	5,000	5,759
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/26	5,000	5,846

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	3,000	3,421
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/24	2,350	2,692
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/25	4,500	5,265
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26	2,000	2,379
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	9,630	9,661
				99,595
South Carolina (1.0%)
Aiken County SC Consolidated School District
GO	5.000%	3/1/24	7,980	9,340
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,445
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,254
Charleston County SC Airport District System
Revenue	5.000%	7/1/33	620	785
Charleston County SC Airport District System
Revenue	5.000%	7/1/34	750	944
Charleston County SC Airport District System
Revenue	5.000%	7/1/35	750	940
Charleston County SC Airport District System
Revenue	5.000%	7/1/36	1,140	1,423
Charleston County SC Airport District System
Revenue	5.000%	7/1/37	905	1,125
Charleston County SC Airport District System
Revenue	5.000%	7/1/38	800	991
Charleston County SC Airport District System
Revenue	5.000%	7/1/39	500	617
Charleston County SC GO	5.000%	11/1/21	2,765	3,006
Charleston County SC GO	5.000%	11/1/26	12,690	15,926
Charleston County SC GO	5.000%	11/1/26	2,155	2,637
Charleston County SC GO	4.000%	11/1/28	12,000	14,351
Charleston County SC GO	4.000%	11/1/33	6,955	7,936
Charleston County SC GO	4.000%	11/1/34	7,410	8,428
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,100	11,630
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/29	1,750	2,039
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/30	1,000	1,155
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/31	1,000	1,146
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/32	1,250	1,419
Darlington County SC School District GO	5.000%	3/1/26	4,025	4,959
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,764
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,806

Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/35	5,000	5,463
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/36	4,000	4,350
Horry County SC School District GO	5.000%	3/1/23	3,890	4,418
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/24	1,180	1,390
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/25	1,090	1,313
Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,299
Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,482
Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,971
Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,872
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,631
Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,255
Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,374
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,553
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,788
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,245	6,654
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	1,090	1,342
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/27	1,250	1,563
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/28	2,205	2,719
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/29	1,080	1,322
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/31	1,525	1,704
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/32	2,250	2,502
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/33	400	443
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/34	300	330
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/35	300	329
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,489
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/36	375	410
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/36	5,065	5,868
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/37	11,305	13,061
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,160
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,392
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,145
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,846
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,114
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,693
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	3,952
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	6,047

Patriots Energy Group Finance Authority South
Carolina Gas Supply Revenue PUT	4.000%	2/1/20	53,000	58,233
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20 (ETM)	6,920	7,028
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	7,180	7,293
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	9,548
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	8,267
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,380	1,549
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,212
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,050	2,363
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,706
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,537
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,405
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,159
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	2,982
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,190	2,529
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,445	2,899
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,379
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	2,957
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/22	4,860	5,370
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/27	3,725	4,418
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/28	2,500	2,948
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/29	2,185	2,564
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	11,740	13,501
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	7,850	9,027
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/27	10,815	13,362
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/28	6,000	7,534
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	18,500	22,029
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,055	11,539
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	16,373
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,630	6,608
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	5,000	5,846
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,875	5,683

South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,155	17,630
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	7,027
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,955	12,638
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	14,180	16,301
South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	9,789
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	11,976
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	3,185	3,764
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	20,000	23,274
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	4,500	5,286
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	22,500	24,935
South Carolina Transportation Infrastructure
Revenue	4.000%	10/1/28	6,500	7,371
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,164
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,712
York County SC School District GO (Fort Mill
School District No. 4)	4.000%	3/1/31	2,890	3,296
York County SC School District GO (Fort Mill
School District No. 4)	3.000%	3/1/32	5,550	5,849
York County SC School District GO (Fort Mill
School District No. 4)	3.125%	3/1/33	5,720	6,040
York County SC School District No. 1 GO	4.000%	3/1/29	2,805	3,143
				687,353
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,121
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,497
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	5.000%	7/1/33	1,800	2,153
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	5.000%	7/1/35	2,730	3,234
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/28	2,235	2,777
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/29	1,735	2,141
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/31	4,830	5,869
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,100	1,329

South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/33	3,640	4,377
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	11,985	13,061
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/35	1,685	1,829
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	670	770
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	767
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	706
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	789
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,195
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	1,825	2,120
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	1,000	1,188
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,637
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,018
5 South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/34	26,000	27,484
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,375
				90,437
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,795
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,683
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	733
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	858
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,701
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,736
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	6,050
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,350
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,313
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	7,099
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,892
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/26	2,315	2,800
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/28	1,705	2,122

Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/29	1,540	1,906
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/30	1,360	1,668
Hamilton County TN GO	5.000%	4/1/24	1,925	2,264
Hamilton County TN GO	5.000%	5/1/30	4,000	4,518
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,562
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	6,881
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	10,228
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	10,723
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	8,928
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/28	700	879
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/30	1,000	1,230
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/32	2,740	3,332
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/34	2,135	2,577
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/35	1,000	1,203
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/36	2,455	2,942
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,624
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,125	1,220
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,431
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	6,301
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,688
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,435	7,520

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(East Tennessee Children's Hospital)	5.000%	11/15/27	1,015	1,265
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/28	4,290	5,093
Memphis TN Gas System Revenue	4.000%	12/1/33	1,030	1,169
Memphis TN GO	5.000%	11/1/25	1,240	1,436
Memphis TN GO	5.000%	5/1/28	3,145	3,347
Memphis TN GO	5.000%	5/1/30	1,715	1,823
Memphis TN GO	4.000%	6/1/30	9,265	10,552
Memphis TN GO	4.000%	6/1/31	8,635	9,783
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/34	2,060	2,289
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/35	2,245	2,487
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/36	930	1,027
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/37	2,435	2,681
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/38	1,285	1,412
Memphis TN Water System Revenue	4.000%	12/1/33	1,000	1,143
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/28	1,040	1,310
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,254
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,254
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,210	1,508
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,557
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	1,025	1,270
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	750	929
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/32	625	771
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,230
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,471
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,522
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/37	1,035	1,257
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/32	8,830	10,092
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/32	3,750	4,444
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	9,885	9,919

Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,063
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/29	250	298
Murfreesboro TN GO	4.000%	6/1/26	4,770	5,488
Murfreesboro TN GO	4.000%	6/1/27	4,965	5,681
Murfreesboro TN GO	4.000%	6/1/28	5,160	5,875
Shelby County TN GO	5.000%	4/1/30	7,865	10,216
Shelby County TN GO	5.000%	4/1/30	4,080	5,299
Shelby County TN GO	5.000%	4/1/31	8,000	10,310
Shelby County TN GO	5.000%	4/1/31	5,590	7,204
Shelby County TN GO	3.125%	4/1/32	6,145	6,558
Shelby County TN GO	4.000%	4/1/32	5,705	6,658
Shelby County TN GO	3.125%	4/1/33	6,465	6,868
Shelby County TN GO	4.000%	4/1/33	6,055	7,040
Shelby County TN GO	4.000%	4/1/35	7,200	8,254
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,005
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/25	1,365	1,633
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/28	1,490	1,844
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.490%	8/1/19 (4)	2,000	2,000
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	92,700	107,440
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	340	364
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,175	10,968
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	10,975	12,412
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	6,707
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,240	2,684
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	21,426
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	67,185	72,228
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	72,500	80,447
Tennessee GO	5.000%	8/1/20	2,200	2,287
Tennessee GO	5.000%	8/1/21	3,420	3,688
Tennessee GO	5.000%	8/1/21	2,000	2,157
Tennessee GO	5.000%	8/1/22	2,000	2,232
Tennessee GO	5.000%	8/1/22	3,000	3,347
Tennessee GO	5.000%	8/1/23	3,620	4,174
Tennessee GO	5.000%	9/1/27	4,300	5,099
Tennessee GO	5.000%	9/1/27	2,000	2,372

Tennessee GO	5.000%	9/1/28	1,850	2,189
Tennessee GO	5.000%	9/1/30	1,180	1,388
Tennessee GO	5.000%	9/1/31	1,150	1,349
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	885	919
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,090	3,474
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,580	4,155
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,560	3,056
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,958
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,444
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,737
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,839
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,645
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,748
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	4,185	4,985
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,334
Williamson County TN GO	5.000%	4/1/25	2,010	2,426
Williamson County TN GO	5.000%	4/1/26	2,140	2,643
Williamson County TN GO	4.000%	5/1/27	3,000	3,291
Wilson County TN GO	5.000%	4/1/25	3,435	4,134
				708,092
Texas (9.4%)
Alamo Heights TX Independent School District
GO	4.000%	2/1/30	820	943
Alamo Heights TX Independent School District
GO	4.000%	2/1/31	810	924
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,184
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,778
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,652
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,592
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,390
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,595
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,809
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	5,049
Aldine TX Independent School District GO	5.000%	2/15/28	1,945	2,303
Aldine TX Independent School District GO	5.000%	2/15/28	8,000	9,471
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,452
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,962
Aldine TX Independent School District GO	5.000%	2/15/37	1,065	1,296
Aldine TX Independent School District GO	5.000%	2/15/38	6,315	7,654
Alief TX Independent School District GO	5.000%	2/15/23	2,600	2,945
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,230
Alief TX Independent School District GO	4.000%	2/15/29	2,780	3,162
Allen TX Independent School District GO	5.000%	2/15/24	1,200	1,400
Allen TX Independent School District GO	5.000%	2/15/31	1,070	1,283
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,195

Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,586
Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,188
2 Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/27	240	300
2 Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/28	300	380
2 Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/29	235	301
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/30	500	589
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/31	515	599
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/32	310	357
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/33	380	436
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/34	330	377
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/36	375	425
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/37	1,100	1,242
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/38	900	1,013
2 Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/39	470	527
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,741
Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,330
Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,217
Arlington TX Independent School District GO	5.000%	2/15/29	1,525	1,842
Arlington TX Special Tax Revenue	5.000%	2/15/27 (15)	1,195	1,464
Arlington TX Special Tax Revenue	5.000%	2/15/28 (15)	750	935
Arlington TX Special Tax Revenue	5.000%	2/15/29 (15)	1,000	1,239
Arlington TX Special Tax Revenue	5.000%	2/15/30 (15)	1,000	1,232
Arlington TX Special Tax Revenue	5.000%	2/15/31 (15)	1,565	1,915
Arlington TX Special Tax Revenue	5.000%	2/15/33 (15)	1,700	2,064
Arlington TX Special Tax Revenue	5.000%	2/15/34 (15)	2,000	2,419
Arlington TX Special Tax Revenue	5.000%	2/15/35 (4)	3,300	4,022
Arlington TX Special Tax Revenue	5.000%	2/15/35 (15)	2,235	2,693
Arlington TX Special Tax Revenue	5.000%	2/15/36 (4)	4,545	5,514
Arlington TX Special Tax Revenue	5.000%	2/15/36 (15)	3,850	4,624
Arlington TX Special Tax Revenue	5.000%	2/15/37 (4)	2,800	3,380
Arlington TX Special Tax Revenue	5.000%	2/15/37 (15)	4,000	4,788
Arlington TX Special Tax Revenue	5.000%	2/15/38 (4)	5,035	6,050
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	700	817
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	750	892
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	715	834
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	2,030	2,432
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	550	643
Austin TX Airport System Revenue	5.000%	11/15/33	2,035	2,450
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,640
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,352

Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,429
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,015	1,194
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,535	1,851
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,035	1,243
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,092
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,304
Austin TX Electric Utility System Revenue	4.000%	11/15/29	3,000	3,227
2 Austin TX Electric Utility System Revenue	5.000%	11/15/30	1,525	1,979
Austin TX Electric Utility System Revenue	4.000%	11/15/31	10,645	11,395
2 Austin TX Electric Utility System Revenue	5.000%	11/15/31	1,750	2,254
2 Austin TX Electric Utility System Revenue	5.000%	11/15/32	1,650	2,114
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	7,278
2 Austin TX Electric Utility System Revenue	5.000%	11/15/33	1,500	1,915
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,745
2 Austin TX Electric Utility System Revenue	5.000%	11/15/34	1,500	1,906
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,609
2 Austin TX Electric Utility System Revenue	5.000%	11/15/35	2,000	2,533
2 Austin TX Electric Utility System Revenue	5.000%	11/15/36	2,000	2,523
2 Austin TX Electric Utility System Revenue	5.000%	11/15/37	3,000	3,770
2 Austin TX Electric Utility System Revenue	5.000%	11/15/38	2,000	2,506
2 Austin TX Electric Utility System Revenue	5.000%	11/15/39	4,750	5,928
Austin TX GO	5.000%	9/1/26	10,000	12,085
Austin TX GO	5.000%	9/1/27	6,530	8,065
Austin TX GO	5.000%	9/1/29	2,855	3,358
Austin TX GO	5.000%	9/1/30	1,240	1,455
Austin TX GO	5.000%	9/1/31	2,140	2,501
Austin TX GO	5.000%	9/1/33	4,315	5,010
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,424
Austin TX Independent School District GO	4.000%	8/1/33	9,000	10,137
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	2,500	2,528
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	350	380
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,564
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,449
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,347
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,140
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	5,615	6,771
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	13,885
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	7,900	9,448
Beaumont TX Independent School District GO	5.000%	2/15/26	1,560	1,911
Beaumont TX Independent School District GO	3.000%	2/15/31	1,500	1,557
Bexar County TX GO	5.000%	6/15/20	3,400	3,515
Bexar County TX GO	5.000%	6/15/23 (Prere.)	41,500	47,546
Bexar County TX GO	5.000%	6/15/27	5,000	6,136

Bexar County TX GO	5.000%	6/15/28	3,500	4,281
Bexar County TX GO	5.000%	6/15/29	4,600	5,607
Bexar County TX GO	5.000%	6/15/32	5,000	5,792
Bexar County TX GO	4.000%	6/15/33	2,750	3,074
Bexar County TX GO	4.000%	6/15/34	3,020	3,326
Bexar County TX GO	4.000%	6/15/34	2,000	2,225
Bexar County TX GO	4.000%	6/15/34	1,260	1,421
Bexar County TX GO	5.000%	6/15/36	3,550	4,294
Bexar County TX GO	4.000%	6/15/37	3,315	3,696
Bexar County TX Hospital District GO	5.000%	2/15/25	1,630	1,949
Bexar County TX Hospital District GO	5.000%	2/15/26	2,220	2,715
Bexar County TX Hospital District GO	5.000%	2/15/29	1,000	1,125
Bexar County TX Hospital District GO	5.000%	2/15/30	1,895	2,129
Bexar County TX Hospital District GO	5.000%	2/15/31	1,895	2,225
Bexar County TX Hospital District GO	5.000%	2/15/32	2,750	3,211
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	12,944
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,311
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	9,930	9,964
Canyon TX Independent School District GO	5.000%	2/15/26	2,500	3,057
Carrollton TX GO	5.000%	8/15/22	1,070	1,192
Carrollton TX GO	5.000%	8/15/23	1,455	1,673
Carrollton TX GO	5.000%	8/15/24	1,250	1,480
Carrollton-Farmers Branch TX Independent
School District GO	4.000%	2/15/20	5,060	5,139
Carrollton-Farmers Branch TX Independent
School District GO	5.000%	2/15/26	1,000	1,224
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,572
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,170
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	2,925	2,980
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,226
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,000	4,253
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	810
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	806
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	2,375	2,710
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,180	1,345
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	4,157
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,576
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	5,645
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	6,614
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/27	2,900	3,447
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	4,505

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/28	1,275	1,495
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	4,150
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	3,349
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	2,825	3,329
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	1,000	1,176
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	3,602
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/31	1,275	1,491
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/32	1,985	2,311
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	2,712
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,834
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,440	1,657
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	2,000	2,322
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,310	1,518
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	2,602
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,245	1,429
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	3,700	4,284
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,355	1,566
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	3,086
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,500	2,862
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	3,350	3,867
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,000	2,306
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	3,250	3,744
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	3,160
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,919
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	2,375
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	2,890
Clear Creek TX Independent School District GO	5.000%	2/15/31	3,750	4,403
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,388
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,566

Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,358
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,554
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,383
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	6,924
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/26	1,715	2,091
Comal TX Independent School District GO	5.000%	2/1/26	3,390	4,150
Comal TX Independent School District GO	5.000%	2/1/27	6,440	7,862
Comal TX Independent School District GO	5.000%	2/1/29	7,245	8,775
Conroe TX GO	5.000%	11/15/26	930	1,153
Conroe TX GO	5.000%	11/15/27	1,015	1,284
Conroe TX GO	5.000%	11/15/28	1,715	2,209
Conroe TX Independent School District GO	5.000%	2/15/21 (Prere.)	5,325	5,639
Conroe TX Independent School District GO	5.000%	2/15/25	1,650	1,976
Conroe TX Independent School District GO	5.000%	2/15/28	7,730	9,412
Coppell TX Independent School District GO	5.000%	8/15/23	3,255	3,748
Coppell TX Independent School District GO	5.000%	8/15/24	3,230	3,828
Coppell TX Independent School District GO	5.000%	8/15/26	1,345	1,669
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,137
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,194
Corpus Christi TX GO	5.000%	3/1/25	2,190	2,617
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,898
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,181
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,473
Corpus Christi TX Independent School District
GO	4.000%	8/15/30	3,000	3,373
Corpus Christi TX Independent School District
GO	4.000%	8/15/33	3,500	3,994
Corpus Christi TX Independent School District
GO	4.000%	8/15/35	2,000	2,265
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,720	2,777
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/23	9,830	11,144
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	5,015	6,015
Dallas County TX Community College District
GO	5.000%	2/15/26	3,440	4,209
Dallas County TX Community College District
GO	5.000%	2/15/27	3,610	4,503
Dallas County TX GO	5.000%	8/15/25	3,575	4,339
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,252
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/25	8,390	9,940
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/26	8,060	9,762
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/27	8,265	10,211
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/25	7,950	9,438
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	5,105	6,484

Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,573
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,337
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,415
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	9,000	11,791
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/32	8,000	10,374
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/33	11,485	13,401
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/33	6,000	7,749
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/34	2,280	2,754
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/35	1,300	1,533
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.000%	12/1/37	7,000	7,735
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.000%	12/1/38	5,000	5,519
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	9,909
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,369
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,064
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,655
Dallas TX GO	5.000%	2/15/22 (ETM)	45	49
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	18,463
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	10,827
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/31	3,000	3,479
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/32	4,870	5,617
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	5,010	6,011
5 Dallas TX Waterworks & Sewer System
Revenue TOB VRDO	1.430%	8/7/19	7,640	7,640
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	7,682
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,603
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	6,656
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	17,357
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	15,822
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	6,986
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,545	14,520
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,775	8,651
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,785	6,429

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,040	10,037
Denton County TX GO	5.000%	7/15/21	1,515	1,628
Denton County TX GO	5.000%	7/15/24	1,610	1,904
Denton County TX GO	5.000%	7/15/25	1,605	1,948
Denton County TX GO	4.000%	7/15/32	3,025	3,360
Denton County TX GO	4.000%	7/15/33	2,000	2,213
Denton TX Independent School District GO	5.000%	8/15/30	7,775	9,358
Denton TX Independent School District GO	5.000%	8/15/32	2,150	2,546
Denton TX Independent School District GO	5.000%	8/15/37	10,000	12,112
Denton TX Independent School District GO	5.000%	8/15/38	10,000	12,081
Dickinson TX Independent School District GO	5.000%	2/15/32	3,135	3,585
Dripping Springs TX Independent School District
GO	4.000%	2/15/29	1,895	2,089
Dripping Springs TX Independent School District
GO	4.000%	2/15/30	3,000	3,297
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,657
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,045
El Paso TX GO	4.000%	8/15/30	3,465	3,904
El Paso TX GO	5.000%	8/15/31	4,050	4,852
El Paso TX GO	5.000%	8/15/32	3,625	4,330
El Paso TX GO	5.000%	8/15/34	4,570	5,426
El Paso TX GO	5.000%	8/15/35	4,795	5,676
El Paso TX GO	5.000%	8/15/36	1,000	1,131
El Paso TX GO	5.000%	8/15/36	4,000	4,719
El Paso TX GO	5.000%	8/15/36	5,035	5,940
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,395
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,924
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,539
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	2,150	2,488
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,190	1,425
El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,303
El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,374
El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,913
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,556
Fort Bend County TX GO	5.000%	3/1/21	2,750	2,916
Fort Bend County TX GO	5.000%	3/1/28	5,000	5,926
Fort Bend TX Independent School District GO	5.000%	2/15/26	7,870	9,636
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,299
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,503
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,793
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,604
Frisco TX GO	5.000%	2/15/26	2,790	3,332
Frisco TX GO	5.000%	2/15/27	5,475	6,682
Frisco TX GO	5.000%	2/15/29	2,505	3,041
Frisco TX Independent School District GO	5.000%	8/15/22	5,000	5,582
Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,302
Frisco TX Independent School District GO	5.000%	8/15/24	2,195	2,601
Frisco TX Independent School District GO	5.000%	8/15/25	2,000	2,430
Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,523
Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,258
Frisco TX Independent School District GO	5.000%	8/15/27	3,635	4,542
Frisco TX Independent School District GO	4.000%	8/15/30	4,075	4,677
Frisco TX Independent School District GO	4.000%	8/15/32	3,730	4,238
Galena Park TX Independent School District GO	5.000%	8/15/25	1,395	1,691
Galena Park TX Independent School District GO	5.000%	8/15/26	1,050	1,300

Galena Park TX Independent School District GO	5.000%	8/15/27	1,825	2,304
Galena Park TX Independent School District GO	5.000%	8/15/28	1,825	2,311
Galena Park TX Independent School District GO	5.000%	8/15/36	2,850	3,494
Galena Park TX Independent School District GO	5.000%	8/15/37	2,830	3,452
Galveston County TX GO	4.000%	2/1/26	1,575	1,824
Galveston County TX GO	4.000%	2/1/27	1,565	1,831
Galveston County TX GO	4.000%	2/1/28	1,460	1,699
Galveston County TX GO	4.000%	2/1/29	1,040	1,201
Galveston County TX GO	5.000%	2/1/30	1,160	1,424
Galveston County TX GO	4.000%	2/1/32	1,195	1,351
Garland TX Electric Utility System Revenue	5.000%	3/1/31	1,095	1,390
Garland TX Electric Utility System Revenue	5.000%	3/1/32	1,345	1,695
Garland TX Electric Utility System Revenue	5.000%	3/1/33	2,010	2,522
Garland TX Electric Utility System Revenue	5.000%	3/1/34	1,250	1,562
Garland TX Electric Utility System Revenue	5.000%	3/1/35	1,115	1,387
Garland TX Electric Utility System Revenue	5.000%	3/1/36	1,000	1,239
Garland TX Electric Utility System Revenue	5.000%	3/1/37	1,000	1,234
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,293
Garland TX Independent School District GO	5.000%	2/15/26	4,125	4,917
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/37	5,000	6,103
4 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.200% coupon rate
effective 10/1/2023	0.000%	10/1/31	2,890	3,069
4 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.300% coupon rate
effective 10/1/2023	0.000%	10/1/32	5,320	5,644
4 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.400% coupon rate
effective 10/1/2023	0.000%	10/1/33	18,100	19,224
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	69,800	78,318
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	3,315	3,998
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/28	3,000	3,598
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/32	2,325	2,751
5 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	1.530%	8/1/19 LOC	4,500	4,500
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,065	2,383
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,170	3,761
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,728
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	8,758
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,590

Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/26	1,050	1,293
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/27	1,000	1,253
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/28	1,045	1,302
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/29	1,205	1,491
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/31	1,500	1,833
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/32	1,725	1,952
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/34	8,415	9,446
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/35	1,300	1,454
Harris County TX Flood Control District GO	5.000%	10/1/26	6,025	7,120
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,895
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,533
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,350
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	11,965
Harris County TX Flood Control District Revenue	5.000%	10/1/32	5,015	6,178
Harris County TX Flood Control District Revenue	4.000%	10/1/35	4,115	4,651
Harris County TX Flood Control District Revenue	4.000%	10/1/36	5,865	6,602
Harris County TX GO	5.000%	10/1/20	1,020	1,066
Harris County TX GO	5.000%	10/1/21	8,000	8,362
Harris County TX GO	5.000%	10/1/25	5,755	7,018
Harris County TX GO	5.000%	10/1/25	8,160	9,951
Harris County TX GO	5.000%	8/15/26	3,010	3,725
Harris County TX GO	5.000%	10/1/27	6,335	7,667
Harris County TX GO	5.000%	10/1/28	6,660	8,035
Harris County TX GO	5.000%	10/1/29	6,490	7,786
Harris County TX GO	5.000%	10/1/30	5,405	6,456
Harris County TX GO	5.000%	8/15/34	3,120	3,667
Harris County TX GO	5.000%	10/1/34	2,700	3,315
Harris County TX GO	5.000%	10/1/35	4,215	4,975
Harris County TX GO	5.000%	10/1/36	6,545	7,706
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	8,554
Harris County TX Hospital District Revenue	5.000%	2/15/28	1,860	2,210
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	3,000	3,029
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	6,475	6,538
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	5,665	5,720
5 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	1.450%	8/7/19	7,745	7,745

Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	3,000	3,237
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)(ETM)	5,220	4,892
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	1,780	1,621
Harris County TX Sports Authority Revenue	5.000%	11/15/24	2,025	2,358
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,159
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,154
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,756
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,160	5,977
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,857
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,025	5,783
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,006
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,455	3,834
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,185	24,562
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,170	5,023
Hays County TX GO	5.000%	2/15/26	1,145	1,397
Hays County TX GO	5.000%	2/15/26	1,260	1,537
Hays County TX GO	5.000%	2/15/27	1,095	1,364
Hays County TX GO	5.000%	2/15/28	1,000	1,243
Hays County TX GO	5.000%	2/15/28	1,695	2,106
Hays County TX GO	5.000%	2/15/29	1,795	2,221
Hays County TX GO	5.000%	2/15/29	1,540	1,905
Hays County TX GO	5.000%	2/15/30	1,760	2,162
Hays County TX GO	5.000%	2/15/30	2,175	2,672
Hays County TX GO	5.000%	2/15/31	1,850	2,260
Hays County TX GO	5.000%	2/15/31	1,590	1,942
Hays County TX GO	5.000%	2/15/32	1,780	2,165
Hays County TX GO	5.000%	2/15/34	1,035	1,249
Highland Park TX Independent School District
GO	5.000%	2/15/26	3,000	3,677
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,216
Houston TX Airport System Revenue	5.000%	7/1/26	4,650	5,716
Houston TX Airport System Revenue	5.000%	7/1/27	3,635	4,553
Houston TX Airport System Revenue	5.000%	7/1/32	2,855	3,542
Houston TX Airport System Revenue	5.000%	7/1/33	3,000	3,707
Houston TX Airport System Revenue	5.000%	7/1/34	5,500	6,768
Houston TX Airport System Revenue	5.000%	7/1/35	4,450	5,456
Houston TX Airport System Revenue	5.000%	7/1/36	10,000	12,219
Houston TX Airport System Revenue	5.000%	7/1/37	5,500	6,695
Houston TX Airport System Revenue VRDO	1.460%	8/7/19 LOC	35,260	35,260
Houston TX Combined Utility System Revenue	5.000%	11/15/24	1,055	1,223
Houston TX Community College System GO	5.000%	2/15/29	3,635	4,071
Houston TX GO	5.000%	3/1/21	2,000	2,122
Houston TX GO	5.000%	3/1/22	12,250	13,440
Houston TX GO	5.000%	3/1/22 (Prere.)	8,345	9,153
Houston TX GO	5.000%	3/1/22	5,000	5,486
Houston TX GO	5.000%	3/1/23	8,335	9,142
Houston TX GO	5.000%	3/1/23	4,000	4,532
Houston TX GO	5.000%	3/1/24	1,860	2,172
Houston TX GO	5.000%	3/1/25	1,600	1,915
Houston TX GO	5.000%	3/1/26	10,000	12,214
Houston TX GO	5.000%	3/1/26	10,000	11,578
Houston TX GO	5.000%	3/1/27	9,750	11,856
Houston TX GO	5.000%	3/1/27	6,000	7,463
Houston TX GO	5.000%	3/1/28	10,000	12,357
Houston TX GO	5.000%	3/1/29	6,000	7,385
Houston TX GO	5.000%	3/1/30	4,000	4,582

Houston TX GO	5.000%	3/1/31	5,180	6,185
Houston TX GO	5.000%	3/1/32	3,840	4,568
Houston TX GO	4.000%	3/1/33	5,000	5,568
Houston TX GO	4.000%	3/1/34	5,000	5,549
Houston TX GO	4.000%	3/1/35	3,000	3,316
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	22,052
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/26	1,650	1,927
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/28	2,100	2,432
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/29	1,520	1,753
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,125
Houston TX Independent School District GO	5.000%	2/15/21	15,920	16,861
Houston TX Independent School District GO	5.000%	2/15/22	2,000	2,193
Houston TX Independent School District GO	5.000%	2/15/26	1,855	2,279
Houston TX Independent School District GO	5.000%	2/15/27	10,530	12,814
Houston TX Independent School District GO	5.000%	2/15/28	22,070	27,424
Houston TX Independent School District GO	4.000%	2/15/30	17,925	19,741
Houston TX Independent School District GO	4.000%	2/15/31	9,645	10,389
Houston TX Independent School District GO	4.000%	2/15/32	4,000	4,531
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	13,250	13,947
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,148
Houston TX Utility System Revenue	5.000%	5/15/23	7,190	8,193
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,471
Houston TX Utility System Revenue	5.000%	5/15/24	9,550	11,207
Houston TX Utility System Revenue	5.000%	5/15/25	6,075	7,113
Houston TX Utility System Revenue	5.000%	11/15/26	3,025	3,762
Houston TX Utility System Revenue	5.000%	11/15/26	3,630	4,514
Houston TX Utility System Revenue	5.000%	5/15/27	6,550	7,618
Houston TX Utility System Revenue	5.000%	11/15/27	6,050	7,132
Houston TX Utility System Revenue	5.000%	11/15/27	1,535	1,947
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	15,898
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	8,691
Houston TX Utility System Revenue	5.000%	11/15/30	15,060	18,431
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	19,783
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,190
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	10,828
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	8,858
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	10,816
Houston TX Utility System Revenue	5.250%	11/15/33	10,000	12,331
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,391
Houston TX Utility System Revenue	5.000%	11/15/35	30,250	36,393
Houston TX Utility System Revenue	5.000%	11/15/36	5,185	6,404
1 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.300%	5/1/20	10,000	10,013
Humble TX Independent School District GO	5.000%	2/15/21	5,575	5,907
Humble TX Independent School District GO	5.500%	2/15/24	14,235	16,925
Humble TX Independent School District GO	4.000%	2/15/28	5,090	5,745
Hurst-Euless-Bedford TX Independent School
District GO	4.000%	8/15/22	2,545	2,765

Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/22	3,290	3,673
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/23	1,115	1,283
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/24	1,250	1,481
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/26	14,240	17,614
Judson TX Independent School District	5.000%	2/1/25	1,070	1,283
Katy TX Independent School District GO	5.000%	2/15/25	2,560	3,072
Katy TX Independent School District GO	5.000%	2/15/26	2,090	2,495
Katy TX Independent School District GO	5.000%	2/15/34	7,560	8,977
Keller TX Independent School District GO	5.000%	8/15/26	5,155	6,132
Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,322
Keller TX Independent School District GO	5.000%	2/15/34	5,000	5,819
Kemp TX Independent School District GO	4.000%	2/15/30	1,650	1,811
Klein TX Independent School District GO	4.000%	8/1/27	3,970	4,531
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,390
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,564
La Joya TX Independent School District GO	5.000%	2/15/24	2,985	3,320
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	2,665	2,822
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	5,060	6,057
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	4,500	5,366
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	2,020	2,476
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/27	2,425	3,033
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/28	4,220	5,244
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,660
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,308
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,718
Laredo TX Independent School District GO	4.000%	8/1/29	2,905	3,233
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,890
Leander TX Independent School District GO	0.000%	8/16/25	10,000	9,075
Leander TX Independent School District GO	5.000%	8/15/30	5,420	6,423
Lewisville TX Independent School District GO	4.000%	8/15/27	4,535	5,185
Lone Star College System Texas GO	5.000%	2/15/21	3,650	3,868
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,208
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,621
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,281
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,247
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,599
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,493
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	2,320	2,720
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,195	1,401
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,370	1,646

Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/27	5,250	6,069
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	4,500	5,185
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	4,470	5,142
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,375	1,649
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,913
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	3,000	3,358
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,420	1,657
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	2,000	2,471
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35	3,060	3,766
Lubbock TX GO	5.000%	2/15/23	700	767
Lubbock TX GO	5.000%	2/15/27	5,735	6,061
Lubbock TX GO	5.000%	2/15/29	4,335	4,580
Lubbock TX GO	5.000%	2/15/30	6,660	7,033
Lubbock TX GO	4.000%	2/15/31	1,525	1,707
Lubbock TX GO	5.000%	2/15/31	4,120	4,349
Lubbock TX GO	4.000%	2/15/32	1,425	1,589
Lubbock TX GO	4.000%	2/15/33	1,000	1,112
Mansfield TX Independent School District GO	5.000%	2/15/26	2,215	2,718
Mansfield TX Independent School District GO	4.000%	2/15/29	6,000	6,508
Mansfield TX Independent School District GO	4.000%	2/15/29	6,100	6,616
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	2.600%	11/1/29	10,000	10,162
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,055
Mesquite TX Independent School District GO	5.000%	8/15/29	1,175	1,439
2 Monahans-Wickett-Pyote TX Independent
School District GO	4.000%	2/15/30	5,425	6,201
2 Monahans-Wickett-Pyote TX Independent
School District GO	4.000%	2/15/31	5,645	6,414
Montgomery County TX GO	5.000%	3/1/31	16,450	19,744
Montgomery County TX GO	5.000%	3/1/32	16,910	20,209
Montgomery TX GO	4.000%	3/1/29	11,625	13,644
Montgomery TX GO	4.000%	3/1/30	13,500	15,671
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/26	2,450	3,014

New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/27	3,270	4,095
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/29	2,030	2,517
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/30	2,000	2,454
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/33	3,125	3,478
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/34	3,310	3,669
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	4,130
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,743
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	4.000%	11/15/26	2,000	2,119
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,360
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,821
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,510
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Children's Health System of Texas Project)	4.000%	8/15/35	3,000	3,314
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	789
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	931
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,084
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	4,000	3,695
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	11,629
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	15,900	14,885
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,558

North East TX Regional Mobility Authority
Revenue	5.000%	1/1/26	1,415	1,662
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/27	1,485	1,735
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/28	1,560	1,815
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/29	1,640	1,902
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	1,470	1,698
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/36	9,000	10,241
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/20	6,935	7,227
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/21	7,275	7,859
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	6,000	6,706
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	7,000	8,080
5 North Texas Municipal Water District Water
System Revenue TOB VRDO	1.500%	8/1/19	10,010	10,010
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,704
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	28,500	30,731
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	3,150	3,397
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	4,000	4,313
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	4,130	4,474
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,250	1,361
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,101
North Texas Tollway Authority System Revenue	5.000%	1/1/23	8,085	9,118
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	47,531
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,455	1,688
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,615	11,171
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,465	4,133
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,185	2,600
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,285	9,596
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,055	1,184
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,400	1,569
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,720	12,354
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,570	5,544
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,705	3,268
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,354
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,430	5,099
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	601
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,020	5,884
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,495	7,766
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,925	2,293
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,400	6,150
North Texas Tollway Authority System Revenue	5.000%	1/1/31	3,095	3,686
North Texas Tollway Authority System Revenue	5.000%	1/1/31	9,285	10,991
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,392
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,667
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,020	5,845
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,150	12,653
North Texas Tollway Authority System Revenue	4.000%	1/1/32	13,500	15,173
North Texas Tollway Authority System Revenue	5.000%	1/1/32	4,830	5,839
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,045	55,726

North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,615	4,289
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	18,903
North Texas Tollway Authority System Revenue	4.000%	1/1/33	2,575	2,876
North Texas Tollway Authority System Revenue	5.000%	1/1/33	6,905	8,338
North Texas Tollway Authority System Revenue	5.000%	1/1/33	2,415	2,903
North Texas Tollway Authority System Revenue	5.000%	1/1/33	44,500	51,496
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,838
North Texas Tollway Authority System Revenue	4.000%	1/1/34 (4)	2,035	2,264
North Texas Tollway Authority System Revenue	5.000%	1/1/34	4,275	5,143
North Texas Tollway Authority System Revenue	5.000%	1/1/34	7,050	9,429
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,829
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	38,099
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,770
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	3,000	3,322
North Texas Tollway Authority System Revenue	5.000%	1/1/35	5,025	6,021
North Texas Tollway Authority System Revenue	5.000%	1/1/35	2,130	2,586
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,025	1,205
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,485
North Texas Tollway Authority System Revenue	4.000%	1/1/36	13,245	14,613
North Texas Tollway Authority System Revenue	4.000%	1/1/36 (4)	3,100	3,418
North Texas Tollway Authority System Revenue	5.000%	1/1/36	7,045	8,410
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,930	3,540
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,930	2,262
North Texas Tollway Authority System Revenue	4.000%	1/1/37	15,935	17,537
2 North Texas Tollway Authority System Revenue	4.000%	1/1/37	37,490	42,014
North Texas Tollway Authority System Revenue	4.000%	1/1/37	3,000	3,302
North Texas Tollway Authority System Revenue	5.000%	1/1/37	10,000	11,894
North Texas Tollway Authority System Revenue	4.000%	1/1/38	3,035	3,330
North Texas Tollway Authority System Revenue	5.000%	1/1/38	11,285	13,641
Northside Independent School District Texas
GO	5.000%	2/15/23	3,130	3,548
Northside Independent School District Texas
GO	5.000%	6/15/23	3,015	3,455
Northside Independent School District Texas
GO	5.000%	2/15/24	5,090	5,957
Northside Independent School District Texas
GO	4.000%	6/1/27	3,645	3,914
Northside Independent School District Texas
GO	5.000%	6/15/27	2,390	2,936
Northside Independent School District Texas
GO	4.000%	6/1/28	3,020	3,238
Northside Independent School District Texas
GO	4.000%	6/1/24	3,345	3,608
Northside Independent School District Texas
GO	5.000%	6/15/25	3,000	3,426
Northwest Independent School District Texas
GO	5.000%	2/15/25	10,000	11,995
Northwest Independent School District Texas
GO	5.000%	2/15/26	6,380	7,608
Northwest Texas Independent School District
GO	4.000%	2/15/20	3,240	3,291
Odessa TX Junior College District GO	5.000%	8/15/26	770	946
Odessa TX Junior College District GO	5.000%	8/15/28	660	823
Odessa TX Junior College District GO	4.000%	8/15/35	2,170	2,397
Odessa TX Junior College District GO	4.000%	8/15/36	1,000	1,101
Odessa TX Junior College District GO	4.000%	8/15/37	2,885	3,164
Pasadena TX GO	4.000%	2/15/29	1,000	1,120

Pasadena TX GO	4.000%	2/15/30	1,750	1,948
Pasadena TX Independent School District GO	5.000%	2/15/29	5,465	6,151
Pearland TX Independent School District GO	5.000%	2/15/26	1,970	2,408
Pearland TX Independent School District GO	5.000%	2/15/28	1,985	2,411
Pearland TX Independent School District GO	5.000%	2/15/29	1,765	2,134
Pearland TX Independent School District GO	5.000%	2/15/30	1,260	1,516
Pearland TX Independent School District GO	4.000%	2/15/31	3,830	4,312
Pflugerville TX Independent School District GO	5.000%	2/15/23	2,000	2,265
Pflugerville TX Independent School District GO	5.000%	2/15/31	2,760	3,458
Pflugerville TX Independent School District GO	5.000%	2/15/32	5,000	6,231
Pflugerville TX Independent School District GO	5.000%	2/15/37	4,380	5,184
Pflugerville TX Independent School District GO	5.000%	2/15/38	5,000	5,903
Pflugerville TX Independent School District GO	5.000%	2/15/39	3,000	3,534
Plano TX Independent School District GO	5.000%	2/15/21	7,150	7,576
Plano TX Independent School District GO	5.000%	2/15/28	12,745	15,500
Port Arthur TX Independent School District GO	5.000%	2/15/24	1,700	1,983
Port of Corpus Christi TX Authority Nueces
County Revenue	4.000%	12/1/35	1,655	1,863
Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/36	1,280	1,576
Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/37	1,500	1,840
Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/38	1,200	1,468
Prosper TX Independent School District GO	4.000%	2/15/31	1,210	1,420
Prosper TX Independent School District GO	4.000%	2/15/32	3,290	3,832
Prosper TX Independent School District GO	4.000%	2/15/33	1,650	1,910
Prosper TX Independent School District GO	5.000%	2/15/37	2,175	2,663
Prosper TX Independent School District GO	5.000%	2/15/38	2,000	2,441
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/25	1,000	1,161
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/26	850	998
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/27	900	1,053
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/28	705	821
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/29	1,420	1,646
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	4.000%	6/1/36	1,000	1,048
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,179
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,467	22,467
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,505	9,858
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,060	3,283
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	215	245
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	4,520	5,390
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/26	7,000	8,494
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	1,580	1,955

Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,036
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	6,190	6,310
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,680	22,653
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	40,310	45,642
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	7,510	8,356
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/25	3,125	3,472
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	11,870	14,864
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/28	7,610	8,879
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/28	14,600	18,660
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,104
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,429
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/33	5,000	5,598
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	10,000	11,161
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	4,000	4,807
San Antonio TX GO	5.000%	2/1/23	12,630	14,282
San Antonio TX GO	5.000%	2/1/24	8,010	9,329
San Antonio TX GO	5.000%	2/1/25	10,000	11,971
San Antonio TX GO	5.000%	2/1/26	2,500	2,910
San Antonio TX GO	5.000%	2/1/26	5,800	6,948
San Antonio TX GO	5.000%	2/1/27	1,750	2,035
San Antonio TX GO	5.000%	2/1/27	4,915	5,868
San Antonio TX GO	5.000%	2/1/28	1,000	1,160
San Antonio TX GO	4.000%	2/1/29	4,395	4,711
San Antonio TX GO	5.000%	2/1/29	1,330	1,538
San Antonio TX GO	4.000%	2/1/30	5,150	5,664
San Antonio TX GO	4.000%	2/1/31	5,000	5,476
San Antonio TX GO	4.000%	8/1/35	9,170	10,400
San Antonio TX Independent School District GO	5.000%	2/15/25	5,565	6,682
San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,693
San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,805
San Antonio TX Independent School District GO	5.000%	8/15/27	6,035	7,446
San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,064
San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,212
2 San Antonio TX Independent School District GO	5.000%	8/15/32	4,500	5,657
San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,549
San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,544
San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,319
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,522
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,456
San Antonio TX Water Revenue	5.000%	5/15/35	2,655	3,277
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,827
San Antonio TX Water Revenue	5.000%	5/15/36	4,370	5,376
San Antonio TX Water Revenue	5.000%	5/15/37	5,075	6,221

San Antonio TX Water Revenue	5.000%	5/15/38	5,500	6,721
Socorro TX Independent School District GO	4.000%	8/15/31	9,000	10,380
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,988
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,436
Socorro TX Independent School District GO	5.000%	8/15/34	4,605	5,755
Socorro TX Independent School District GO	5.000%	8/15/35	4,435	5,517
Socorro TX Independent School District GO	5.000%	8/15/36	4,305	5,333
Socorro TX Independent School District GO	5.000%	8/15/39	8,255	10,108
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	2,250	2,265
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	9,100	9,159
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	4,375	4,403
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/25	810	981
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/26	2,505	3,088
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/26	700	867
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/28	2,725	3,323
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/28	670	845
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	1,615	2,022
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	3.000%	10/1/31	3,440	3,546
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	3.000%	10/1/32	3,530	3,622
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	3.000%	10/1/33	3,760	3,842
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/35	2,200	2,467
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/36	2,710	3,023
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/25	4,345	5,244
Spring Branch TX Independent School District
GO	5.000%	2/1/20	3,830	3,905
Spring Branch TX Independent School District
GO	5.000%	2/1/21	2,500	2,645

Spring Branch TX Independent School District
GO	5.000%	2/1/26	3,465	4,241
Spring TX Independent School District GO	5.000%	8/15/24	5,125	6,068
Spring TX Independent School District GO	5.000%	8/15/25	3,690	4,474
Spring TX Independent School District GO	5.000%	8/15/28	2,270	2,781
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,379
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,149
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,311
Spring TX Independent School District GO	5.000%	8/15/33	8,565	10,284
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,777
Spring TX Independent School District GO	5.000%	8/15/35	6,000	7,171
Spring TX Independent School District GO	5.000%	8/15/36	6,915	8,247
Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,952
Stephen F Austin Texas State University
Revenue	5.000%	10/15/25	620	751
Stephen F Austin Texas State University
Revenue	5.000%	10/15/26	2,265	2,799
Stephen F Austin Texas State University
Revenue	5.000%	10/15/29	1,010	1,221
Sugar Land TX GO	5.000%	2/15/20 (Prere.)	3,445	3,517
Sugar Land TX GO	4.000%	2/15/32	1,500	1,699
Sugar Land TX GO	4.000%	2/15/34	1,000	1,122
Sugar Land TX GO	4.000%	2/15/35	1,315	1,469
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/28	3,945	4,773
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/29	6,295	7,577
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/30	3,055	3,653
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/31	1,565	1,861
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/32	2,800	3,316
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/34	3,025	3,288
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/35	3,500	3,794
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/36	2,000	2,162
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	24,994
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas) VRDO	1.500%	8/1/19 LOC	18,700	18,700
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,102

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	14,026
3 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	24,793
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/27	3,420	4,204
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/28	3,870	4,834
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.440%	8/7/19	23,280	23,280
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/30	7,570	8,711
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/24	3,130	3,705
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	10,935	12,102
Texas A&M University System Revenue Board
of Regents Revenue	4.000%	5/15/29	10,060	11,563
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/21 (Prere.)	3,940	4,233
Texas City TX Independent School District GO	4.000%	8/15/33	1,400	1,606
Texas GO	5.000%	10/1/20	3,845	4,020
Texas GO	5.000%	10/1/20	3,000	3,137
Texas GO	5.000%	4/1/21	5,250	5,589
Texas GO	5.000%	10/1/22	19,055	21,368
Texas GO	5.000%	10/1/24	4,000	4,761
Texas GO	5.000%	4/1/25	3,855	4,637
Texas GO	5.000%	10/1/25	5,435	6,617
Texas GO	5.000%	10/1/26	8,000	9,489
Texas GO	5.000%	4/1/27	10,015	11,686
Texas GO	5.000%	10/1/27	2,000	2,418
Texas GO	5.000%	10/1/27	5,295	6,260
Texas GO	5.000%	10/1/27	33,600	39,151
Texas GO	5.000%	10/1/28	31,975	37,183
Texas GO	4.000%	10/1/30	3,500	3,902
Texas GO	5.000%	10/1/30	16,780	20,988
Texas GO	4.000%	10/1/33	5,000	5,475
Texas GO	5.000%	10/1/33	7,545	9,317
Texas GO	5.000%	4/1/34	4,010	4,810
Texas GO	5.000%	10/1/35	21,495	26,318
Texas GO	5.000%	4/1/36	13,000	15,539
Texas GO	5.000%	4/1/36	19,300	23,070
Texas GO	5.000%	4/1/37	8,000	9,546
Texas GO	5.000%	4/1/38	4,300	5,124
Texas GO	5.000%	4/1/39	10,000	11,892
Texas GO VRDO	1.420%	8/7/19	20,000	20,000
Texas GO VRDO	1.600%	8/7/19	49,005	49,005
Texas GO VRDO	1.420%	8/7/19	70,200	70,200
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,233
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,462
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,820	11,757

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	4,400	4,872
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	4,090	4,576
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	8,886
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,898
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	5,000	5,531
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	19,060	22,326
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,223
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,285	1,414
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	21,255	23,326
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,150	13,266
Texas Municipal Power Agency Revenue	5.000%	9/1/26	450	468
Texas Municipal Power Agency Revenue	5.000%	9/1/28	600	624
Texas Municipal Power Agency Revenue	5.000%	9/1/29	450	468
Texas Municipal Power Agency Revenue	5.000%	9/1/30	550	572
Texas Municipal Power Agency Revenue	5.000%	9/1/31	550	571
Texas Municipal Power Agency Revenue	5.000%	9/1/32	475	493
Texas Municipal Power Agency Revenue	5.000%	9/1/33	500	519
Texas Municipal Power Agency Revenue	5.000%	9/1/34	1,000	1,037
Texas Municipal Power Agency Revenue	5.000%	9/1/35	700	725
Texas Municipal Power Agency Revenue	5.000%	9/1/36	785	813
Texas Municipal Power Agency Revenue	5.000%	9/1/37	590	611
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	32,812
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	50,137
Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,962
Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,340	2,921
Texas State University System Financing
System Revenue	5.000%	3/15/25	765	865
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,215	1,370
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,095
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	4,740
Texas State University System Financing
System Revenue	5.000%	3/15/33	1,500	1,823
Texas State University System Financing
System Revenue	5.000%	3/15/34	1,200	1,453
Texas State University System Financing
System Revenue	5.000%	3/15/35	1,500	1,811
Texas State University System Financing
System Revenue	5.000%	3/15/36	1,500	1,805
Texas Transportation Commission GO	5.000%	4/1/20	9,530	9,778
Texas Transportation Commission GO	5.000%	10/1/20	14,910	15,589
Texas Transportation Commission GO	5.000%	4/1/21	5,500	5,855
Texas Transportation Commission GO	5.000%	10/1/21	3,500	3,793

Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,297
Texas Transportation Commission GO	5.000%	4/1/22	14,010	15,449
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,514
Texas Transportation Commission GO	5.000%	10/1/22	7,000	7,850
Texas Transportation Commission GO	5.000%	10/1/23	13,235	15,309
Texas Transportation Commission GO	5.000%	4/1/24	6,175	7,245
Texas Transportation Commission GO	5.000%	10/1/24	20,680	24,613
Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,788
Texas Transportation Commission GO	5.000%	10/1/25	16,250	19,784
Texas Transportation Commission GO	5.000%	10/1/25	33,710	40,077
Texas Transportation Commission GO	5.000%	4/1/26	13,560	15,859
Texas Transportation Commission GO	5.000%	4/1/32	15,000	18,061
Texas Transportation Commission GO	5.000%	10/1/32	12,210	15,157
Texas Transportation Commission GO	5.000%	4/1/33	5,000	6,004
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	11,500	14,148
Texas Transportation Commission Revenue	5.000%	4/1/21	21,300	22,673
Texas Transportation Commission Revenue	5.000%	4/1/22	13,630	15,034
Texas Transportation Commission Revenue	5.000%	4/1/23	4,525	5,156
Texas Transportation Commission Revenue	5.000%	4/1/24	5,430	6,382
Texas Transportation Commission Revenue	5.000%	10/1/24	35,325	42,121
Texas Transportation Commission Revenue	5.000%	10/1/25	26,100	31,915
Texas Transportation Commission Revenue	5.000%	10/1/25	4,460	5,454
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	11,980	12,683
Texas Transportation Commission State
Highway Fund Revenue	5.000%	10/1/27	3,000	3,726
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,075	4,670
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,385	11,851
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,165	41,113
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	17,168
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	46,198
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	54,915	62,137
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	11,385	12,850
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	15,000	16,971
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,470
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,397
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,347
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,047
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,276
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,197
Texas Water Development Board Revenue	5.000%	10/15/21	3,325	3,608
Texas Water Development Board Revenue	5.000%	10/15/23	2,030	2,353
Texas Water Development Board Revenue	5.000%	8/1/24	3,435	4,070
Texas Water Development Board Revenue	5.000%	4/15/25	5,500	6,628
Texas Water Development Board Revenue	5.000%	4/15/25	1,500	1,808
Texas Water Development Board Revenue	5.000%	4/15/25	6,225	7,502

Texas Water Development Board Revenue	5.000%	10/15/25	2,710	3,306
Texas Water Development Board Revenue	5.000%	4/15/26	4,860	5,990
Texas Water Development Board Revenue	5.000%	4/15/26	4,740	5,842
Texas Water Development Board Revenue	5.000%	8/1/26	7,515	9,322
Texas Water Development Board Revenue	5.000%	8/1/26	3,865	4,794
Texas Water Development Board Revenue	5.000%	10/15/26	10,000	12,460
Texas Water Development Board Revenue	5.000%	8/1/27	4,845	6,129
Texas Water Development Board Revenue	5.000%	4/15/28	7,700	9,751
Texas Water Development Board Revenue	5.000%	8/1/28	4,095	5,155
Texas Water Development Board Revenue	5.000%	4/15/29	6,750	8,527
Texas Water Development Board Revenue	4.000%	10/15/31	2,120	2,405
Texas Water Development Board Revenue	5.000%	10/15/31	8,090	9,682
Texas Water Development Board Revenue	4.000%	10/15/32	7,000	8,042
Texas Water Development Board Revenue	4.000%	10/15/33	5,030	5,742
Texas Water Development Board Revenue	4.000%	10/15/33	9,000	10,339
Texas Water Development Board Revenue	5.000%	8/1/34	3,435	4,219
Texas Water Development Board Revenue	4.000%	10/15/34	18,500	21,162
Texas Water Development Board Revenue	4.000%	10/15/34	5,910	6,695
Texas Water Development Board Revenue	4.000%	10/15/35	9,000	10,094
Texas Water Development Board Revenue	4.000%	10/15/35	35,500	40,454
Texas Water Development Board Revenue	4.000%	10/15/35	6,040	6,814
Texas Water Development Board Revenue	4.000%	10/15/36	3,815	4,245
Texas Water Development Board Revenue	4.000%	10/15/36	8,680	9,848
5 Texas Water Development Board TOB VRDO	1.420%	8/7/19	10,190	10,190
5 Texas Water Development Board TOB VRDO	1.420%	8/7/19	34,815	34,815
5 Texas Water Development Board TOB VRDO	1.430%	8/7/19	5,200	5,200
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,000
Texas Water Financial Assistance GO	5.000%	8/1/21	365	393
Texas Water Financial Assistance GO	5.000%	8/1/21	1,995	2,150
Texas Water Financial Assistance GO	5.000%	8/1/22	885	987
Texas Water Financial Assistance GO	5.000%	8/1/22	1,000	1,115
Texas Water Financial Assistance GO	5.000%	8/1/30	3,800	4,082
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,659
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	11,655
Tomball TX Independent School District GO	4.000%	2/15/28	1,000	1,145
Travis TX GO	5.000%	3/1/23	4,200	4,760
Travis TX GO	5.000%	3/1/27	2,510	3,061
Travis TX GO	5.000%	3/1/28	6,165	7,497
Travis TX GO	5.000%	3/1/31	5,000	6,416
Travis TX GO	5.000%	3/1/32	8,880	11,327
Travis TX GO	5.000%	3/1/33	15,910	20,204
Travis TX GO	5.000%	3/1/37	16,930	21,131
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	6,940	8,545
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/33	4,075	5,095
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/34	3,500	4,358
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/35	4,500	5,582
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/36	3,950	4,883
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/37	4,000	4,926
Tyler TX Independent School District GO	5.000%	2/15/26	1,000	1,191
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	269
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	4,745	5,021

University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,259
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,862
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,378
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,358
University of Houston Texas Revenue	4.000%	2/15/32	11,375	12,691
University of Houston Texas Revenue	4.000%	2/15/33	10,000	11,127
University of Houston Texas Revenue	4.000%	2/15/35	15,080	16,680
University of Houston Texas Revenue	5.000%	2/15/37	15,015	17,690
University of North Texas Revenue	5.000%	4/15/32	3,600	4,372
University of North Texas Revenue	5.000%	4/15/33	1,000	1,209
University of North Texas Revenue	4.000%	4/15/34	2,400	2,740
University of North Texas Revenue	5.000%	4/15/34	1,125	1,356
University of North Texas Revenue	4.000%	4/15/35	2,660	3,025
University of North Texas Revenue	5.000%	4/15/35	1,665	2,000
University of North Texas Revenue	5.000%	4/15/36	2,000	2,447
University of North Texas Revenue	5.000%	4/15/37	1,800	2,194
University of North Texas Revenue	5.000%	4/15/38	2,100	2,550
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	7,552
University of Texas Permanent University Fund
Revenue	4.000%	7/1/30	1,225	1,353
University of Texas Permanent University Fund
Revenue	4.000%	7/1/33	5,675	6,218
University of Texas Revenue	5.000%	8/15/22	1,000	1,117
University of Texas Revenue	5.000%	8/15/26	5,490	6,824
University of Texas Revenue	5.000%	8/15/26	1,495	1,858
University of Texas Revenue	5.000%	8/15/26	6,090	7,570
University of Texas Revenue	5.000%	8/15/27	13,000	16,458
University of Texas Revenue	5.000%	8/15/33	10,345	13,257
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	2,810
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	4,370	4,548
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,825	3,155
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	1,540	1,720
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,030	5,617
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22 (Prere.)	9,835	10,965
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22 (Prere.)	4,180	4,660
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	9,030	10,416
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	2,290	2,721
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	8,195	9,738
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	3,380	4,016
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	5,500	6,697
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,940	3,580
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	10,050	12,238

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	3,750	4,566
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	6,500	8,079
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/27	2,300	2,912
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/29	2,520	3,169
Victoria TX Independent School District GO	5.000%	2/15/24	1,000	1,167
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/26 (15)	1,140	1,395
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/28 (15)	2,440	3,034
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/33 (15)	1,025	1,150
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/34 (15)	1,495	1,671
Wichita Falls TX Independent School District GO	5.000%	2/1/24	1,670	1,946
Williamson County TX GO	5.000%	2/15/23	6,000	6,583
2 Wylie TX Independent School District GO	5.000%	8/15/32	2,515	3,221
2 Wylie TX Independent School District GO	5.000%	8/15/33	2,180	2,787
2 Wylie TX Independent School District GO	5.000%	8/15/34	1,575	2,004
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	2,102
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,491
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,798
				6,555,707
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/30	7,000	8,707
Alpine UT School District GO	5.000%	3/15/30	3,450	4,395
Canyons UT School District GO	5.000%	6/15/27	1,700	2,158
Central UT Water Conservancy District Revenue	4.000%	10/1/32	4,080	4,663
Central UT Water Conservancy District Revenue	4.000%	10/1/33	2,555	2,911
Central UT Water Conservancy District Revenue	4.000%	10/1/34	4,000	4,539
Central UT Water Conservancy District Revenue	4.000%	10/1/35	3,000	3,393
Central UT Water Conservancy District Revenue	4.000%	10/1/36	3,345	3,757
Central UT Water Conservancy District Revenue	4.000%	10/1/37	2,600	2,910
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,535
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,245
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	812
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,183
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,427
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,252
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/33	1,005	1,139
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/34	1,000	1,128
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/35	1,350	1,518
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/36	1,000	1,120
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/37	1,440	1,601
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19 (ETM)	2,100	2,103
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/22 (Prere.)	2,000	2,221
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,810	2,204

Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,725	2,093
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,567
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,610	1,934
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29	1,095	1,365
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32	1,000	1,225
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34	1,000	1,212
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35	1,085	1,313
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36	1,250	1,508
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37	1,160	1,392
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,060	4,526
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,260	4,749
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,314
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,399
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/39	700	846
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/36	2,000	2,466
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/37	1,400	1,717
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/38	1,265	1,547
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/31	1,000	1,290
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/32	1,300	1,667
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/33	1,100	1,402
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/34	1,000	1,269
Utah GO	5.000%	7/1/22	5,100	5,673
Utah GO	5.000%	7/1/23	14,500	16,679
Utah GO	5.000%	7/1/24	5,000	5,928
Utah GO	5.000%	7/1/24	9,000	10,671
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,695
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,000	2,406
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,652
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,668
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,636
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,533
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,873
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,298
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,808
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	12,086
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,268
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,271
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	6,488
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,240
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	2,930	3,413
Washington County UT School District GO	5.000%	3/1/21	6,150	6,530
				258,538
Vermont (0.1%)
2 University of Vermont & State Agricultural
College GO	5.000%	10/1/37	1,225	1,651
2 University of Vermont & State Agricultural
College GO	5.000%	10/1/38	1,645	2,228

2 University of Vermont & State Agricultural
College GO	5.000%	10/1/39	1,350	1,841
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/31	1,180	1,365
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/32	1,290	1,483
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/33	1,405	1,611
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/34	1,530	1,749
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/35	2,660	3,030
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/36	2,795	3,175
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,587
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/34	7,910	9,310
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27	2,260	2,871
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28	3,575	4,523
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29	1,475	1,849
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30	2,275	2,834
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31	2,175	2,690
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32	1,490	1,834
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33	1,050	1,186
				49,817
Virginia (2.4%)
Arlington County VA GO	5.000%	8/15/25	2,445	2,985
Arlington County VA GO	4.000%	6/15/31	8,590	10,268
Arlington County VA GO	4.000%	6/15/32	8,590	10,153
Arlington County VA GO	4.000%	6/15/34	8,585	10,014
Chesapeake VA GO	5.000%	8/1/26	3,670	4,580
Chesapeake VA GO	5.000%	8/1/29	3,045	3,848
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,758
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	8,902
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,163
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,324
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	9,984
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,131

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,018
Fairfax County VA GO	5.000%	10/1/20	6,000	6,276
Fairfax County VA GO	5.000%	10/1/21	1,000	1,085
Fairfax County VA GO	5.000%	10/1/23	10,000	11,594
Fairfax County VA GO	4.000%	10/1/25	4,000	4,645
Fairfax County VA GO	5.000%	10/1/25	5,000	6,082
Fairfax County VA GO	5.000%	10/1/25	4,000	4,767
Fairfax County VA GO	5.000%	10/1/26	4,285	5,102
Fairfax County VA GO	4.000%	10/1/27	1,460	1,701
Fairfax County VA GO	4.000%	10/1/30	11,420	13,364
Fairfax County VA GO	4.000%	10/1/31	11,420	13,222
Fairfax County VA GO	4.000%	10/1/32	10,000	11,509
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,681
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	7,918
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,753
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/28	2,065	2,427
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/29	2,165	2,569
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/30	1,275	1,505
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/31	2,390	2,805
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/32	2,510	2,930
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/33	2,635	3,064
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,832
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/37	7,260	8,907
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/38	3,395	4,153
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/38	270	294
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,195	3,948
Henrico County VA Water & Sewer Revenue	3.000%	5/1/33	3,345	3,524
Loudoun County VA GO	5.000%	12/1/25	10,100	12,434
Loudoun County VA GO	3.000%	12/1/32	7,535	7,966
Loudoun County VA GO	3.000%	12/1/33	7,535	7,910
Loudoun County VA GO	3.000%	12/1/34	3,770	3,927
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,919
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,981
Newport News VA GO	5.000%	8/1/29	2,970	3,756
Newport News VA GO	4.000%	2/1/30	1,000	1,191

Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	5.000%	11/1/28	4,500	5,713
Norfolk VA GO	5.000%	9/1/25	2,750	3,269
Norfolk VA GO	5.000%	9/1/26	5,485	6,508
Norfolk VA GO	5.000%	9/1/27	4,410	5,232
Norfolk VA GO	5.000%	9/1/28	5,345	6,341
Norfolk VA GO	5.000%	9/1/29	2,000	2,354
Norfolk VA GO	5.000%	9/1/30	2,000	2,351
Norfolk VA GO	5.000%	8/1/31	12,000	15,246
Norfolk VA GO	5.000%	9/1/31	3,000	3,519
Norfolk VA GO	5.000%	8/1/32	3,700	4,680
Norfolk VA GO	5.000%	9/1/32	3,000	3,514
Norfolk VA GO	5.000%	8/1/33	4,195	5,288
Norfolk VA GO	5.000%	9/1/33	2,000	2,341
Norfolk VA GO	5.000%	8/1/34	5,725	7,182
Norfolk VA GO	5.000%	9/1/34	3,000	3,505
Norfolk VA GO	5.000%	8/1/35	4,000	4,995
Norfolk VA GO	5.000%	9/1/35	3,000	3,500
Norfolk VA GO	5.000%	8/1/36	5,475	6,814
Norfolk VA GO	5.000%	8/1/37	6,655	8,239
Norfolk VA GO	5.000%	8/1/38	7,005	8,641
Norfolk VA GO	5.000%	8/1/39	2,140	2,633
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,641
Norfolk VA Water Revenue	5.000%	11/1/25	15,935	19,513
Norfolk VA Water Revenue	5.000%	11/1/26	8,705	10,904
Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,666
Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,455
Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,428
Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,536
Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,652
Peninsula VA Town Center Community
Development Authority Revenue	4.500%	9/1/28	725	784
Peninsula VA Town Center Community
Development Authority Revenue	5.000%	9/1/37	1,750	1,911
Richmond VA GO	5.000%	3/1/23 (Prere.)	7,685	8,737
Richmond VA GO	5.000%	3/1/23 (Prere.)	9,120	10,369
Richmond VA GO	5.000%	3/1/23 (Prere.)	4,525	5,145
Richmond VA GO	5.000%	3/1/24	1,100	1,292
Richmond VA GO	5.000%	3/1/25	2,535	3,059
Richmond VA GO	5.000%	3/1/26	3,440	4,253
Richmond VA GO	5.000%	3/1/31	1,100	1,481
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,886
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	12,168
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,686
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,370
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,405	10,772
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,542

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,624
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group) VRDO	1.400%	8/7/19	20,000	20,000
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,194
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	2,070
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,816
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,870
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,178
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,931
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,923
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/27	755	906
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/31	1,000	1,179
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/34	1,155	1,347
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/35	1,210	1,408
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/36	725	841
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,399
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,755
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,915
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,069
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (Prere.)	5,840	6,180
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	18,564

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,015	1,113
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	19,695	23,647
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	2,440	2,932
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	30,045	36,882
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/27	5,000	6,121
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/29	16,065	18,474
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/30	4,080	4,637
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	4,300	4,853
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/32	18,335	19,083
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	22,699
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/33	18,750	19,440
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	35,505	40,028
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	23,462
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	22,510	25,279
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	3,872
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	20,124
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/27	6,085	7,543
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	5,147
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/36	6,500	7,379

Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/20	2,500	2,562
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/20	5,000	5,222
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/21	4,400	4,681
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	13,765	14,719
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	30,140	32,230
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	31,550	33,737
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,000	2,167
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,204
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	21,000	23,253
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	12,560	13,908
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	10,000	11,073
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,790	3,124
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,040	5,643
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,100	2,351
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	1,800	2,015
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,035	5,637
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,000	2,239
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,260	5,889
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	3,520	4,034
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,020	11,482
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	6,845	8,089
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	4,320	5,239
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	15,115	18,482
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	9,230	11,394
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	15,055	18,585
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	3,015	3,736
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	4,565	5,657
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	10,085	12,589

Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	13,090	16,497
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	4,605	5,824
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	10,025	12,766
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	3,585	4,456
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/28	12,075	15,338
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/28	5,130	6,539
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	6,120	7,759
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/29	8,465	10,463
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/30	10,190	11,753
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/30	2,000	2,457
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	7,000	7,689
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	10,600	12,137
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,855	13,305
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,020	12,551
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/33	5,310	5,519
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/34	5,470	5,659
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/34	8,790	9,977
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	10,000	11,237
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	8,070	9,127
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/35	2,000	2,206
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/35	1,895	2,090
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/36	3,000	3,299
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/36	1,800	1,979
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/37	3,100	3,397
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/37	1,500	1,644
Virginia GO	4.000%	6/1/20	14,530	14,882
Virginia GO	4.000%	6/1/24	10,145	11,240
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	9,054
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	7,958

Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	9,877
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	8,681
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21 (Prere.)	11,540	12,431
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	8,500	10,090
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/30	5,920	6,870
Virginia Public Building Authority Revenue	5.000%	8/1/26	3,525	4,391
Virginia Public Building Authority Revenue	5.000%	11/1/30	7,475	8,380
Virginia Public Building Authority Revenue	5.000%	11/1/32	4,395	4,911
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,237
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,500
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,162
Virginia Public School Authority Revenue	5.000%	8/1/22	25,225	28,171
Virginia Public School Authority Revenue	5.000%	8/1/23	12,240	14,128
Virginia Public School Authority Revenue	5.000%	8/1/24	6,400	7,607
Virginia Public School Authority Revenue	5.000%	8/1/25	5,770	7,031
Virginia Public School Authority Revenue	5.000%	3/1/26	5,125	6,339
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	8,117
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,545
Virginia Public School Authority Revenue	4.000%	3/1/31	5,795	6,743
Virginia Public School Authority Revenue	4.000%	3/1/32	5,795	6,695
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	5,780	5,941
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	11,000	11,735
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/24	10,000	11,782
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,860	8,809
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	9,526
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	11,559
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	6,005	6,952
Virginia Upper Occoquan Sewage Authority
Revenue	4.000%	7/1/32	1,180	1,313
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,539
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,115	2,477
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	2,912
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,483
				1,635,545
Washington (3.1%)
Bellevue WA GO	5.000%	12/1/37	6,265	6,861

Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,100	1,347
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,310	1,631
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,220	1,513
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,300	1,604
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,580	3,165
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,605	1,958
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,570	3,126
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,570	3,117
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,805	5,805
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	4,105
Clark County WA School District No. 117 GO	5.000%	12/1/32	8,000	9,886
2 Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/32	4,000	5,106
2 Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/33	2,500	3,177
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	4.000%	7/1/23	5,725	6,355
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/24	5,410	6,406
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	5,805	7,309
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,240	20,967
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,375	3,756
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,765	4,325
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,580	1,871
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	3,250	3,866
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	6,965
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,000	1,185
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	11,569
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	5,768
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/38	42,585	53,195
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/24	1,810	2,143
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	5,445	6,604
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	14,910	18,083

Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	2,190	2,710
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	13,155	14,109
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,010	22,259
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	21,285	26,339
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	17,160	21,656
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	38,535	47,476
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	15,206
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,000	1,175
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,166
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,394
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,825
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,877
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	17,662
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	18,550
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	19,476
King County WA GO	5.000%	1/1/29	4,140	4,579
King County WA GO	4.000%	12/1/32	3,300	3,709
King County WA School District GO	5.000%	12/1/25	13,000	14,622
King County WA School District No. 401
Highline GO	5.000%	12/1/24	7,105	7,991
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	4,883
King County WA School District No. 408 GO	5.000%	12/1/35	2,000	2,453
King County WA School District No. 411 GO	5.000%	12/1/28	2,055	2,550
King County WA School District No. 411
Issaquah Revenue	4.000%	12/1/28	11,910	12,993
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	5,907
King County WA School District No. 414 GO	5.000%	12/1/21	14,785	16,110
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,813
King County WA Sewer Revenue	4.000%	7/1/32	5,450	6,122
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,896
King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,962
Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,025	1,165
Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,751
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	8,500	9,398
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	8,530	10,486
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/34	6,015	7,367
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/35	26,210	32,015
Pierce County WA School District No. 3
Puyallup GO	5.000%	12/1/25	6,500	7,297
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/20	2,000	2,048

Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/20	3,700	3,892
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/32	2,500	2,978
Pierce County WA School District No. 320
(Sumner) GO	5.000%	12/1/28	10,575	13,259
Pierce County WA School District No. 320
(Sumner) GO	4.000%	12/1/29	965	1,102
Pierce County WA School District No. 402 GO	4.000%	12/1/32	1,455	1,660
Pierce County WA School District No. 402 GO	4.000%	12/1/34	3,080	3,476
Pierce County WA School District No. 402 GO	4.000%	12/1/35	2,615	2,941
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,159
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	5,813
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,062
Port of Seattle WA Revenue	5.000%	2/1/25	1,775	2,112
Port of Seattle WA Revenue	5.000%	3/1/25	1,515	1,782
Port of Seattle WA Revenue	5.000%	2/1/26	2,915	3,550
Port of Seattle WA Revenue	5.000%	3/1/26	1,055	1,236
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,169
Port of Seattle WA Revenue	5.000%	8/1/27	8,650	9,560
Port of Seattle WA Revenue	5.000%	3/1/28	1,780	2,075
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,266
Port of Seattle WA Revenue	5.000%	3/1/29	2,025	2,356
Port of Seattle WA Revenue	5.000%	3/1/30	5,000	5,804
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,181
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,827
Port of Seattle WA Revenue	5.000%	8/1/31	5,560	6,121
Seattle WA GO	5.000%	6/1/21	16,395	17,553
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,960	8,115
Seattle WA Municipal Light & Power Revenue	4.000%	1/1/30	5,680	6,609
Seattle WA Municipal Light & Power Revenue	4.000%	10/1/35	1,000	1,109
Seattle WA Water System Revenue	5.000%	9/1/23	14,315	15,981
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	14,839
Seattle WA Water System Revenue	4.000%	5/1/31	1,805	2,010
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/24	2,295	2,545
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/25	3,760	4,224
Snohomish County WA GO	4.000%	12/1/26	3,515	3,858
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,299
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,477
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,216
Thurston County WA School District No. 111
Olympia Revenue	4.000%	12/1/32	3,150	3,573
University of Washington Revenue	5.000%	7/1/27	6,925	7,665
University of Washington Revenue	5.000%	4/1/28	10,195	10,830
University of Washington Revenue	5.000%	7/1/28	11,490	12,715
University of Washington Revenue	5.000%	7/1/29	7,500	8,281
University of Washington Revenue	5.000%	4/1/30	9,315	9,894
University of Washington Revenue	5.000%	7/1/30	10,495	11,579
University of Washington Revenue	5.000%	4/1/31	10,500	11,149
University of Washington Revenue	5.000%	4/1/32	11,375	12,070

University of Washington Revenue	5.000%	7/1/32	5,000	5,513
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,185
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	5,988
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,061
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	5,856
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	6,871
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,688
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,935
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,725	23,343
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/28	7,050	8,475
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,251
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,027
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	26,204
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,723
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,215
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,666
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,688
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,528
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,700
Washington GO	5.000%	8/1/19 (Prere.)	4,845	4,845
Washington GO	0.000%	6/1/20 (14)	5,500	5,447
Washington GO	5.000%	7/1/20	10,720	11,105
Washington GO	5.000%	2/1/21 (Prere.)	10,000	10,582
Washington GO	5.000%	2/1/21 (Prere.)	9,650	10,212
Washington GO	5.000%	8/1/21	5,600	6,035
Washington GO	5.000%	8/1/21 (Prere.)	20,980	22,601
Washington GO	5.000%	2/1/22 (Prere.)	6,170	6,764
Washington GO	5.000%	7/1/22	10,015	11,134
Washington GO	5.000%	7/1/22	23,500	26,127
Washington GO	5.000%	7/1/22	20,110	22,358
Washington GO	5.000%	8/1/22	5,470	6,098
Washington GO	5.000%	7/1/23	10,025	11,149
Washington GO	5.000%	7/1/24	3,000	3,554
Washington GO	5.000%	7/1/24	5,135	5,709
Washington GO	5.000%	1/1/25	1,750	1,846
Washington GO	5.000%	7/1/25	3,505	3,891
Washington GO	5.000%	7/1/25	50,585	59,690
Washington GO	5.000%	8/1/25	9,200	11,193
Washington GO	5.000%	8/1/26	12,370	15,372
Washington GO	4.000%	7/1/27	27,500	29,543
Washington GO	4.000%	7/1/27	72,500	77,886
Washington GO	5.000%	7/1/27	8,620	10,233
Washington GO	5.000%	8/1/27	7,495	9,039
Washington GO	4.000%	7/1/28	10,000	10,724
Washington GO	4.000%	7/1/28	82,900	88,901
Washington GO	5.000%	8/1/28	20,210	24,294
Washington GO	4.000%	7/1/29	9,000	9,822
Washington GO	5.000%	2/1/30	8,545	9,830
Washington GO	5.000%	2/1/30	13,740	16,239

Washington GO	5.000%	7/1/30	8,000	9,434
Washington GO	5.000%	7/1/30	6,960	8,357
Washington GO	5.000%	8/1/30	45,000	55,972
Washington GO	5.000%	8/1/30	21,450	26,680
Washington GO	5.000%	6/1/31	5,250	5,598
Washington GO	5.000%	7/1/31	3,000	3,523
Washington GO	5.000%	7/1/31	12,950	15,208
Washington GO	5.000%	8/1/31	43,010	53,187
Washington GO	5.000%	8/1/31	32,640	40,363
Washington GO	5.000%	8/1/31	13,860	16,130
Washington GO	5.000%	6/1/32	5,500	5,860
Washington GO	5.000%	8/1/32	26,745	32,959
Washington GO	5.000%	8/1/32	29,775	33,865
Washington GO	5.000%	8/1/33	5,010	6,033
Washington GO	5.000%	8/1/34	5,000	6,004
Washington GO	5.000%	8/1/35	2,500	2,991
Washington GO	5.000%	8/1/36	16,960	21,015
Washington GO	5.000%	8/1/37	10,005	12,359
Washington GO	5.000%	8/1/38	18,960	23,370
Washington GO	5.000%	8/1/39	6,045	7,159
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	3,106
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,501
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	2,029
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	3,806
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,257
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	6,535
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,508
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/26	1,070	1,319
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/27	1,550	1,946
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/28	1,195	1,507
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/30	1,845	2,298
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/31	1,280	1,584
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/35	9,480	11,552
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/36	19,390	23,551
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/37	9,680	11,715
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/19 (Prere.)	19,830	20,018
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,727

Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,989
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,045	1,211
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	2,085	2,660
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	4,000	5,082
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	5,055
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,171
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,750	2,908
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,200
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/26	2,040	2,411
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/27	2,275	2,726
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/28	4,585	5,470
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/29	2,500	2,962
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/30	2,595	3,053
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/31	2,250	2,632
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/32	3,190	3,716
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/33	3,125	3,630
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,261
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,737
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,915
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,858
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,110
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	4.500%	7/1/28	965	1,030

Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/38	830	884
Washington State University General Revenue	5.000%	10/1/28	3,070	3,303
Washington State University General Revenue	5.000%	10/1/29	3,070	3,302
Washington State University General Revenue	5.000%	10/1/30	3,140	3,377
Washington State University General Revenue	5.000%	10/1/31	3,170	3,405
				2,164,961
West Virginia (0.5%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/21	11,210	12,097
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/22	5,145	5,734
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/25	4,065	4,910
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/26	6,425	7,935
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/27	4,695	5,909
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/32	3,000	3,663
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/33	3,025	3,677
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	3,500	3,617
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	2,055	2,124
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	5,085	5,256
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	1,745	1,804
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	2,445	2,527
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/26	5,340	6,602
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/28	5,890	7,340
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/29	5,000	6,198
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/32	7,025	7,911
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/33	7,300	8,184
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/35	7,900	8,776
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/36	8,215	9,091
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	7,000	7,715
West Virginia GO	5.000%	12/1/33	10,000	12,489

West Virginia GO	5.000%	12/1/35	16,375	20,283
West Virginia GO	5.000%	6/1/36	14,890	18,413
West Virginia GO	5.000%	6/1/37	2,870	3,536
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,188
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/26	2,425	2,970
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,637
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/27	1,545	1,930
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,181
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/28	1,530	1,896
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,180
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/29	1,670	2,058
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/31	1,720	2,091
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/32	1,910	2,314
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/33	2,070	2,499
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/35	2,390	2,863
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/36	2,860	3,418
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	2,975	3,543
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/27	1,460	1,763
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/28	1,190	1,459
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	2,998
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,570	3,581
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,365	3,376
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	3,020	3,496
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,990	3,448
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,575	2,957

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	3,170	3,629
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,210	3,666
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/29	3,000	3,756
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/30	3,220	4,001
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/31	2,500	3,086
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/32	2,250	2,766
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	12,650	12,695
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/29	5,580	6,226
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/31	3,335	3,682
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/32	8,750	9,626
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/35	4,540	4,950
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/32	1,000	1,253
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/34	2,010	2,496
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/35	1,010	1,249
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/36	2,030	2,499
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/37	1,500	1,839
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/26	2,590	3,188
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/27	2,720	3,416
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/28	2,855	3,638
West Virginia University Revenue	5.000%	10/1/30	3,000	3,215
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,745	3,229
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	3,988

West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,262
				324,992
Wisconsin (1.5%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,191
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,309
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,304
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,724
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,720
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,716
Green Bay WI Area Public School District GO	4.000%	4/1/30	3,560	4,013
Green Bay WI Area Public School District GO	4.000%	4/1/31	3,685	4,133
Green Bay WI Area Public School District GO	4.000%	4/1/32	3,825	4,274
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,454
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,933
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,170
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,447
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,320
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,484
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	3,729
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/33	5,280	5,962
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/34	11,690	13,156
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/35	15,110	16,946
Milwaukee WI GO	4.000%	3/15/20	9,930	10,109
Milwaukee WI GO	4.000%	4/1/32	6,100	6,851
Milwaukee WI GO	3.000%	4/1/33	4,825	4,993
Milwaukee WI GO	3.000%	4/1/34	4,825	4,955
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,033
Verona WI Area School District GO	5.000%	4/1/26	3,485	4,291
West De Pere WI School District GO	5.000%	4/1/30	3,820	4,817
West De Pere WI School District GO	4.000%	4/1/31	3,195	3,671
Wisconsin Environmental Improvement Fund
Revenue	5.000%	6/1/35	6,435	7,601
Wisconsin GO	5.000%	5/1/20	1,000	1,029
Wisconsin GO	5.000%	5/1/20	2,915	3,001
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,371
Wisconsin GO	5.000%	5/1/20 (Prere.)	1,195	1,230
Wisconsin GO	5.000%	5/1/21	9,335	9,970
Wisconsin GO	5.000%	5/1/21 (Prere.)	10,425	11,123
Wisconsin GO	5.000%	5/1/22 (Prere.)	110	121
Wisconsin GO	5.000%	5/1/22 (Prere.)	40	44
Wisconsin GO	5.000%	11/1/23	5,025	5,832
Wisconsin GO	5.000%	5/1/25	7,405	8,172
Wisconsin GO	5.000%	5/1/26	9,000	10,272
Wisconsin GO	5.000%	5/1/27	4,000	4,753

Wisconsin GO	5.000%	5/1/27	2,835	3,128
Wisconsin GO	5.000%	5/1/27	1,400	1,545
Wisconsin GO	5.000%	5/1/28	2,060	2,271
Wisconsin GO	5.000%	11/1/28	30,115	37,850
Wisconsin GO	5.000%	5/1/29	16,840	20,135
Wisconsin GO	5.000%	5/1/29	5,055	5,738
Wisconsin GO	5.000%	5/1/29	1,715	1,887
Wisconsin GO	4.000%	5/1/30	1,375	1,437
Wisconsin GO	5.000%	5/1/30	7,760	9,236
Wisconsin GO	5.000%	5/1/32	5,000	5,922
2 Wisconsin GO	5.000%	5/1/33	10,475	12,605
Wisconsin GO	5.000%	5/1/34	5,000	5,892
2 Wisconsin GO	5.000%	5/1/34	11,020	13,227
Wisconsin GO	5.000%	5/1/34	12,500	15,009
Wisconsin GO	4.000%	11/1/34	4,000	4,537
2 Wisconsin GO	5.000%	5/1/35	10,600	12,693
Wisconsin GO	5.000%	5/1/35	15,040	18,015
Wisconsin GO	5.000%	5/1/35	13,090	15,386
2 Wisconsin GO	5.000%	5/1/36	11,195	13,392
Wisconsin GO	5.000%	5/1/36	15,830	18,943
Wisconsin GO	5.000%	5/1/36	21,325	24,993
Wisconsin GO	5.000%	5/1/36	24,590	28,820
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (ETM)	3,240	3,342
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	5,230	5,395
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	3,295	3,399
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29	1,175	1,425
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30	1,410	1,697
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/27	770	911
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/28	1,400	1,674
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/29	1,000	1,186
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/32	8,045	8,888
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	50,545	55,683
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	38,835	42,645
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/35	17,075	18,684

Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	4,460	5,231
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,255	36,520
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.500%	11/15/39	9,600	10,804
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/20 (Prere.)	11,730	12,087
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	8,500	9,135
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc.)	5.250%	8/15/34	2,715	2,941
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,900	6,033
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/26	880	1,086
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/27	975	1,225
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/28	835	1,039
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/29	800	990
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/30	8,305	9,377
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31	6,000	6,716
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/32	5,345	5,962
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/36	4,715	5,157
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/37	5,910	6,436
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	2,975
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,296
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,793
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	8,163
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,469

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,130	14,077
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,020	13,874
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	777
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,066
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,659
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,831
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/24	2,310	2,661
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/25	2,435	2,871
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/26	940	1,129
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/27	1,685	2,007
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/32	4,200	4,874
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/34	11,035	13,065
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/35	6,350	7,496
Wisconsin Health & Educational Facilities
Authority Revenue (Milwaukee Regional
Medical Center Thermal Service)	5.000%	4/1/26	1,000	1,218
Wisconsin Health & Educational Facilities
Authority Revenue (Milwaukee Regional
Medical Center Thermal Service)	5.000%	4/1/27	850	1,053
Wisconsin Health & Educational Facilities
Authority Revenue (Milwaukee Regional
Medical Center Thermal Service)	5.000%	4/1/28	900	1,131
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	13,137
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,075	2,373
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,875
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,300	1,464

Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,260	1,414
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.000%	8/1/28	1,235	1,292
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.000%	8/1/33	1,870	1,944
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.125%	8/1/38	4,780	4,949
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/31	1,000	1,190
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/33	1,140	1,345
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/38	3,500	4,051
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,536
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,459
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,875	5,763
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,199
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	5,038
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,951
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,910
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/27	2,350	2,752
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/28	2,595	3,070
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/29	1,475	1,749
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/30	2,585	3,075
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,507
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,550	3,996
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	5,000	5,561
Wisconsin Transportation Revenue	5.000%	7/1/24	5,230	6,190
Wisconsin Transportation Revenue	5.000%	7/1/25	5,500	6,677
Wisconsin Transportation Revenue	5.000%	7/1/26	5,775	7,176
Wisconsin Transportation Revenue	5.000%	7/1/30	7,020	8,599
Wisconsin Transportation Revenue	5.000%	7/1/31	6,000	7,312
Wisconsin Transportation Revenue	5.000%	7/1/31	13,200	16,344
Wisconsin Transportation Revenue	5.000%	7/1/32	7,740	9,396
Wisconsin Transportation Revenue	5.000%	7/1/33	8,125	9,832
Wisconsin Transportation Revenue	5.000%	7/1/34	8,530	10,282
Wisconsin Transportation Revenue	5.000%	7/1/34	4,440	5,120
Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,257

Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,538
				1,037,361
Wyoming (0.1%)
Sublette County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	1.470%	8/1/19	33,800	33,800
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/25 (15)	1,000	1,177
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/28 (15)	1,025	1,241
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/29 (15)	1,040	1,255
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/31 (15)	1,105	1,318
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/32 (15)	1,050	1,246
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/35 (15)	1,450	1,702
				41,739
Total Tax-Exempt Municipal Bonds (Cost $65,413,197)				68,790,819
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
7 Vanguard Municipal Cash Management Fund
(Cost $813,344)	1.449%		8,132,770	813,358
Total Investments (100.1%) (Cost $66,226,541)				69,604,177
Other Assets and Liabilities-Net (-0.1%)				(101,369)
Net Assets (100%)				69,502,808
1	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2019.
3	Securities with a value of $14,271,000 have been segregated as initial margin for open futures contracts.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $559,695,000, representing 0.8% of net assets.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

Intermediate-Term Tax-Exempt Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September	32,086	6,879,439	1,309
	2019

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September	(437)	(77,595)	(400)
	2019
5-Year U.S. Treasury Note	September	(4,139)	(486,559)	679
	2019
10-Year U.S. Treasury Note	September	(5,386)	(686,294)	(258)
	2019
				21
				1,330

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any

Intermediate-Term Tax-Exempt Fund

investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	68,790,819	—
Temporary Cash Investments	813,358	—	—
Futures Contracts—Assets[1]	259	—	—
Futures Contracts—Liabilities[1]	(6,328)	—	—
Total	807,289	68,790,819	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).